UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: February 28, 2008

                     Date of reporting period: May 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET TODAY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $  46,694,244
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                       12,343,324
           N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                            38,144,616

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $93,893,424)                                                    97,182,184
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $93,893,424)*                                                     100.02%                                      $  97,182,184

OTHER ASSETS AND LIABILITIES, NET                                        (0.02)                                            (20,234)
                                                                        ------                                       -------------

TOTAL NET ASSETS                                                        100.00%                                      $  97,161,950
                                                                        ------                                       -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2010 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.11%
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $ 212,268,019
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                       83,646,749
           N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                            12,357,549

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $293,885,496)                                                  308,272,317
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $293,885,496)*                                                    100.11%                                      $ 308,272,317

OTHER ASSETS AND LIABILITIES, NET                                        (0.11)                                           (326,995)
                                                                        ------                                       -------------

TOTAL NET ASSETS                                                        100.00%                                      $ 307,945,322
                                                                        ------                                       -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2020 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.04%
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $ 237,330,070
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                      351,074,037
           N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                            24,180,011

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $556,800,857)                                                  612,584,118
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $556,800,857)*                                                    100.04%                                      $ 612,584,118

OTHER ASSETS AND LIABILITIES, NET                                        (0.04)                                           (249,321)
                                                                        ------                                       -------------

TOTAL NET ASSETS                                                        100.00%                                      $ 612,334,797
                                                                        ------                                       -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2030 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.98%
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $  70,871,592
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                      351,240,789
           N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                            17,135,327

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $387,711,178)                                                  439,247,708
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $387,711,178)*                                                     99.98%                                      $ 439,247,708

OTHER ASSETS AND LIABILITIES, NET                                         0.02                                              82,558
                                                                        ------                                       -------------

TOTAL NET ASSETS                                                        100.00%                                      $ 439,330,266
                                                                        ------                                       -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TARGET 2040 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.00%
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                             $  23,247,424
           N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                      351,297,359
           N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                            15,120,185

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $330,115,128)                                                  389,664,968
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $330,115,128)*                                                    100.00%                                      $ 389,664,968

OTHER ASSETS AND LIABILITIES, NET                                         0.00                                             (15,660)
                                                                        ------                                       -------------

TOTAL NET ASSETS                                                        100.00%                                      $ 389,649,308
                                                                        ------                                       -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTION AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Effective on June 26, 2006, the Funds record their proportionate share of the applicable Master Portfolio's income, expenses, and realized and unrealized gains and losses daily.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.38%

CALIFORNIA - 87.36%
$  1,330,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                         3.72%        09/01/2036    $    1,330,000
  11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-                3.79         07/15/2035        11,200,000
   6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC, FNMA
              INSURED)SS.+/-                                                           3.79         09/15/2032         6,965,000
   8,970,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-              3.77         03/15/2037         8,970,000
  17,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (OTHER REVENUE LOC,
              FGIC INSURED)+/-++                                                       3.82         05/07/2008        17,000,000
   5,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-(I)                                          3.59         05/01/2013         5,000,000
   5,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-50 (SEWER REVENUE,
              AMBAC INSURED)SS.+/-                                                     3.79         12/01/2012         5,000,000
   8,500,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.79         08/01/2013         8,500,000
   9,350,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE,
              MBIA INSURED)SS.+/-                                                      3.81         11/01/2027         9,350,000
   1,050,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
              AMBAC INSURED)SS.+/-                                                     3.83         11/01/2034         1,050,000
  11,330,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
              SERIES A (HOUSING REVENUE LOC)SS.+/-                                     3.68         09/15/2033        11,330,000
   2,200,000  ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING PROJECT
              SERIES A (IDR, COMERICA BANK LOC)SS.+/-                                  3.86         04/01/2034         2,200,000
   2,205,000  ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED PROJECT
              (IDR, COMERICA BANK LOC)SS.+/-                                           3.93         12/01/2033         2,205,000
   7,645,000  ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                         3.78         08/01/2026         7,645,000
   6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
              SERIES C (MFHR LOC, FNMA INSURED)SS.+/-                                  3.77         07/15/2033         6,000,000
   8,160,000  ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA
              INSURED)SS.+/-                                                           3.80         09/01/2024         8,160,000
   2,460,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
              (PROPERTY TAX REVENUE LOC)SS.+/-                                         3.78         08/01/2012         2,460,000
   6,800,000  AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA
              INSURED)SS.+/-                                                           3.69         07/15/2015         6,800,000
  17,650,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
              PROJECT SERIES A (IDR LOC)SS.+/-                                         3.77         12/01/2028        17,650,000
  14,100,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                              3.75         09/01/2025        14,100,000
  16,450,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                              3.75         09/01/2025        16,450,000
  25,040,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
              CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                    3.79         10/01/2020        25,040,000
  34,350,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE
              OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF
              INSTITUTION)SS.+/-                                                       3.68         10/01/2036        34,350,000
   5,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE SERIES
              B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC)SS.+/-             3.66         04/01/2045         5,500,000
   3,540,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
              DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL
              FACILITIES REVENUE LOC)SS.+/-                                            3.66         12/01/2032         3,540,000
   5,000,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES D (HOUSING REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                           3.80         08/01/2033         5,000,000
  10,260,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE,
              FORTIS BANQUE LOC)SS.+/-                                                 3.90         08/01/2040        10,260,000
   7,400,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE,
              FORTIS BANQUE LOC)SS.+/-                                                 3.90         02/01/2041         7,400,000
  20,425,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (OTHER REVENUE,
              LLOYDS BANK LOC)SS.+/-                                                   3.77         02/01/2037        20,425,000
  14,600,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES X2 (HOUSING REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                           3.73         08/01/2031        14,600,000
  18,075,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE
              LOC)SS.+/-                                                               3.77         02/01/2023        18,075,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (continued)
$ 12,265,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE
              LOC, FSA INSURED)SS.+/-                                                  3.77%        02/01/2034    $   12,265,000
  30,000,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
              REVENUE)SS.+/-                                                           3.77         02/01/2038        30,000,000
   4,400,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
              LOC)SS.+/-                                                               3.80         02/01/2017         4,400,000
   5,360,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
              LOC)SS.+/-                                                               3.77         08/01/2036         5,360,000
  22,830,000  CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                 3.77         02/01/2022        22,830,000
   1,845,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
              FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT
              REVENUE, COMERICA BANK CA LOC)SS.+/-                                     3.81         09/01/2024         1,845,000
   7,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
              SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
              BANK PLC LOC)SS.+/-                                                      3.83         09/01/2025         7,000,000
  30,200,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                     3.82         11/01/2026        30,200,000
   5,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)SS.+/-        3.80         09/01/2017         5,000,000
   1,600,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR)SS.+/-              3.85         11/01/2026         1,600,000
  11,860,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK
              ONE CHICAGO NA LOC)SS.+/-                                                3.82         11/01/2026        11,860,000
   2,300,000  CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)SS.+/-                            3.74         11/01/2017         2,300,000
  17,715,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO SCHOOL
              DISTRICTS)                                                               4.50         07/06/2007        17,731,409
  65,210,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-         3.68         07/01/2035        65,210,000
  61,100,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA LOC)SS.+/-            3.68         07/01/2033        61,100,000
   8,860,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-           3.79         08/01/2021         8,860,000
   5,285,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-              3.78         03/01/2024         5,285,000
  66,330,000  CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                          3.80         08/01/2025        66,330,000
   5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES C7 FSA
              INSURED (WATER REVENUE LOC)SS.+/-                                        3.74         05/01/2022         5,000,000
  25,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
              REVENUE)SS.+/-                                                           3.80         05/01/2022        25,000,000
  51,200,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                         3.70         05/01/2022        51,200,000
  19,770,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
              REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                                  3.70         05/01/2022        19,770,000
  20,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
              REVENUE LOC)SS.+/-                                                       3.75         05/01/2022        20,000,000
   8,925,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C11 (POWER
              REVENUE, KBC BANK NV LOC)SS.+/-                                          3.63         05/01/2022         8,925,000
   6,995,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES F2 (WATER
              REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                  3.85         05/01/2020         6,995,000
  50,325,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES F3 (WATER
              REVENUE, BANK OF NEW YORK LOC)SS.+/-                                     3.80         05/01/2021        50,325,000
   8,200,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES F4 (WATER
              REVENUE, BANK OF AMERICA LOC)SS.+/-                                      3.80         05/01/2022         8,200,000
   6,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
              REVENUE)SS.+/-                                                           3.70         05/01/2011         6,600,000
  40,410,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G13 (WATER
              REVENUE)SS.+/-                                                           3.74         05/01/2018        40,410,000
  16,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G6 (WATER
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.70         05/01/2017        16,000,000
   8,500,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G7 (WATER
              REVENUE)SS.+/-                                                           3.63         05/01/2017         8,500,000
  30,400,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G9 (WATER
              REVENUE)SS.+/-                                                           3.70         05/01/2018        30,400,000
   4,200,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
              SERRA MICROCHASSIS PROJECT (IDR, US BANK NA LOC)SS.+/-                   3.90         08/01/2027         4,200,000
  22,715,000  CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
              INSURED)SS.+/-                                                           3.79         07/01/2014        22,715,000
  15,575,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446 (ECONOMIC
              DEVELOPMENT REVENUE LOC)SS.+/-                                           3.78         01/01/2012        15,575,000
   9,415,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C4 (SALES TAX
              REVENUE LOC)SS.+/-                                                       3.80         07/01/2023         9,415,000
  25,700,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX REVENUE,
              XL CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                              3.70         07/01/2023        25,700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (continued)
$ 16,225,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
              (OTHER REVENUE LOC)SS.+/-                                                3.84%        06/01/2013    $   16,225,000
   6,580,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY REVENUE,
              MBIA INSURED)SS.+/-                                                      3.78         11/01/2023         6,580,000
  15,705,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                            3.78         12/01/2019        15,705,000
   4,855,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
              UNIVERSITY REVENUE LOC)SS.+/-                                            3.78         11/01/2012         4,855,000
   9,540,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
              REVENUE, FGIC INSURED)SS.+/-                                             3.79         07/01/2014         9,540,000
   5,125,000  CALIFORNIA STATE RR II R 880 (PROPERTY TAX REVENUE, CFIG
              INSURED)SS.+/-                                                           3.79         08/01/2028         5,125,000
   5,880,000  CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
              AMBAC INSURED)SS.+/-                                                     3.78         11/01/2026         5,880,000
   2,985,000  CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
              MBIA INSURED)SS.+/-                                                      3.78         11/01/2013         2,985,000
  62,135,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
              OF AMERICA LOC)SS.+/-                                                    3.68         05/01/2040        62,135,000
  29,000,000  CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC
              BANK NV LOC)SS.+/-                                                       3.83         05/01/2040        29,000,000
   3,900,000  CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                          3.81         12/01/2029         3,900,000
   4,220,000  CALIFORNIA STATE SERIES D05 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                           3.81         12/01/2027         4,220,000
   4,425,000  CALIFORNIA STATE SERIES D11 (GO STATES, TERRITORIES, AMBAC
              INSURED)SS.+/-                                                           3.81         10/01/2027         4,425,000
  26,675,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
              (PROPERTY TAX REVENUE LOC)SS.+/-                                         3.68         05/01/2034        26,675,000
   2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
              INSURED)SS.+/-                                                           3.77         07/01/2027         2,155,000
   6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)SS.+/-       3.77         07/01/2027         6,270,000
   2,505,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                             3.77         12/15/2034         2,505,000
   8,500,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
              REVENUE, CITIBANK NA LOC)SS.+/-                                          3.78         07/01/2038         8,500,000
  11,337,000  CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
              (MFHR, FNMA INSURED)SS.+/-                                               3.77         02/01/2033        11,337,000
   5,580,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
              (MFHR, US BANK NA LOC)SS.+/-                                             3.90         11/01/2031         5,580,000
  18,110,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
              (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                              3.68         12/01/2036        18,110,000
   5,500,000  CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
              FNMA INSURED (HOUSING REVENUE LOC)SS.+/-                                 3.73         11/15/2036         5,500,000
  10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
              LOC)SS.+/-                                                               3.77         06/15/2038        10,000,000
  10,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                 3.81         01/20/2031        10,090,000
  10,900,000  CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS
              SERIES M (MFHR LOC, FHLMC INSURED)SS.+/-                                 3.77         12/01/2034        10,900,000
   2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
              (HOUSING REVENUE LOC)SS.+/-                                              3.82         12/01/2011         2,900,000
   3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
              R (MFHR LOC, FNMA INSURED)SS.+/-                                         3.77         10/15/2030         3,985,000
   7,060,000  CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD
              (CITIBANK LOC)SS.+/-                                                     3.78         12/01/2036         7,060,000
   3,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
              LOC)SS.+/-                                                               3.77         04/15/2035         3,200,000
  14,340,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
              (MFHR, FNMA INSURED)SS.+/-                                               3.77         08/01/2031        14,340,000
   8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
              (MFHR, FNMA INSURED)SS.+/-                                               3.77         10/15/2030         8,640,000
   5,265,000  CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
              (MFHR, FNMA INSURED)SS.+/-                                               3.77         05/15/2037         5,265,000
   5,000,000  CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                       4.50         06/29/2007         5,003,369
   3,200,000  CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER
              REVENUE)                                                                 4.50         06/29/2007         3,202,229
   4,250,000  CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q
              (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                                 3.78         10/01/2038         4,250,000
  10,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
              UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-                    3.71         10/01/2045        10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (continued)
$  4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    3.79%        11/15/2035    $    4,375,000
  17,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC, FNMA
              INSURED)SS.+/-                                                           3.77         10/15/2026        17,065,000
   3,270,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
              INCREMENTAL REVENUE LOC)SS.+/-                                           3.79         10/01/2019         3,270,000
   5,185,000  COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
              (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-          3.72         09/01/2036         5,185,000
   2,100,000  CONCORD CA MFHR (OTHER REVENUE LOC)SS.+/-                                3.74         12/01/2016         2,100,000
  16,185,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES
              SERIES A (HOUSING REVENUE LOC)SS.+/-                                     3.81         12/01/2015        16,185,000
   2,000,000  CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)SS.+/-                  3.80         10/15/2033         2,000,000
   8,000,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
              SERIES H (MFHR LOC, FNMA INSURED)SS.+/-                                  3.68         10/15/2029         8,000,000
   2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR
              LOC, FNMA INSURED)SS.+/-                                                 3.68         11/15/2022         2,000,000
   4,500,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                        3.78         03/01/2011         4,500,000
  11,000,000  CORONA CA HOUSEHOLD BANK PROJECT BSS.+/-                                 3.70         02/01/2023        11,000,000
   7,700,000  DUBLIN CA HOUSING AUTHORITY PARK SIERRA SERIES A (OTHER
              REVENUE, KBC BANK NV LOC)SS.+/-                                          3.75         06/01/2028         7,700,000
   4,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATE SERIES 970503 (CALIFORNIA
              STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
              (LEASE REVENUE LOC)SS.+/-                                                3.80         09/01/2017         4,000,000
   6,335,000  EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
              (WATER & WASTEWATER AUTHORITY REVENUE LOC)SS.+/-                         3.78         06/01/2020         6,335,000
   3,600,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                           3.79         08/01/2036         3,600,000
   5,505,000  FOOTHILL-DE ANZA CA COMMUNITY COLLEGE DISTRICT PUTTERS SERIES
              1860T (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-                        3.78         02/01/2015         5,505,000
   1,700,000  FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)SS.+/-                    3.68         08/01/2022         1,700,000
   9,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                           3.77         08/15/2026         9,800,000
   3,500,000  FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.70         09/01/2030         3,500,000
  11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE
              LOC)SS.+/-                                                               3.63         09/01/2025        11,150,000
   2,550,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                           3.78         09/01/2025         2,550,000
   5,705,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                             3.78         09/01/2024         5,705,000
   4,125,000  HAWTHORNE CA (SPECIAL TAX REVENUE, CITIBANK NA LOC)SS.+/-                3.79         09/01/2036         4,125,000
   7,400,000  HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                3.68         06/15/2025         7,400,000
   4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR
              LOC, FGIC INSURED)SS.+/-                                                 3.71         07/15/2014         4,000,000
   6,450,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE LOC, US BANK NA INSURED)SS.+/-                          3.90         08/01/2032         6,450,000
   1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC
              INSURED)SS.+/-                                                           3.68         01/01/2025         1,000,000
     300,000  HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
              (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                    3.70         06/01/2033           300,000
   5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                             3.68         12/01/2026         5,500,000
  22,135,000  LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE LOC)SS.+/-        3.67         07/01/2032        22,135,000
   4,680,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-            3.80         05/15/2017         4,680,000
  16,880,000  LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY
              TAX REVENUE, FGIC INSURED)SS.+/-                                         3.78         05/01/2030        16,880,000
   7,490,000  LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)SS.+/-                   3.80         05/15/2020         7,490,000
   2,560,000  LONG BEACH CA HARBOR REVENUE FLOATS PT-2756 (AIRPORT REVENUE
              LOC)SS.+/-                                                               3.80         05/15/2025         2,560,000
   2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
              LOC)SS.+/-                                                               3.80         05/15/2019         2,800,000
   2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
              FGIC INSURED)SS.+/-                                                      3.81         05/15/2020         2,135,000
   5,010,000  LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
              (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.73         08/15/2021         5,010,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (continued)
$  2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
              AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS
              LOC)SS.+/-                                                               3.63%        05/15/2020    $    2,000,000
   9,250,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER CLASS A (WATER
              REVENUE, AMBAC INSURED)SS.+/-                                            3.80         07/01/2035         9,250,000
   1,000,000  LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS PROJECT
              (MFHR, FNMA INSURED)SS.+/-                                               3.70         09/01/2018         1,000,000
   4,700,000  LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR LOC)SS.+/-      3.80         04/15/2033         4,700,000
   1,000,000  LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G (MFHR,
              CITIBANK NA LOC)SS.+/-                                                   3.82         12/01/2030         1,000,000
   5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT (MFHR, BANK
              OF AMERICA NT & SA LOC)SS.+/-                                            3.68         07/01/2015         5,300,000
   5,500,000  LOS ANGELES CA PA 554 (GO STATES, TERRITORIES, MERRILL LYNCH
              CAPITAL SERVICES LOC)SS.+/-                                              3.78         09/01/2015         5,500,000
  16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
              BANK NA LOC)SS.+/-                                                       3.63         07/01/2035        16,000,000
   8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)SS.+/-           3.68         07/01/2035         8,875,000
  19,095,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)SS.+/-       3.63         07/01/2035        19,095,000
  12,400,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)SS.+/-           3.69         07/01/2035        12,400,000
   5,490,000  LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER
              REVENUE, FGIC INSURED)SS.+/-                                             3.78         02/01/2019         5,490,000
  14,912,500  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-           3.78         06/01/2026        14,912,500
  14,765,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                               3.78         01/01/2009        14,765,000
  18,115,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                        3.68         07/01/2035        18,115,000
   6,680,000  LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)SS.+/-                     3.65         07/01/2034         6,680,000
  41,000,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL
              DE FRANCE LOC)SS.+/-                                                     3.70         07/01/2035        41,000,000
   3,760,000  LOS ANGELES CA SUBSERIES B3 (UTILITIES REVENUE)SS.+/-                    3.85         07/01/2034         3,760,000
  25,825,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                               4.50         06/29/2007        25,839,524
  10,000,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-           3.78         07/01/2026        10,000,000
   7,300,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                               3.78         01/01/2011         7,300,000
  10,470,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                               3.78         07/01/2023        10,470,000
   5,055,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                               3.78         07/01/2024         5,055,000
   7,370,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-            3.78         07/01/2022         7,370,000
  26,025,000  LOS ANGELES CA USD COP SERIES C (LEASE REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                          3.67         10/01/2025        26,025,000
  11,310,000  LOS ANGELES CA USD SERIES 1775 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                           3.78         01/01/2015        11,310,000
   7,500,000  LOS ANGELES CA USD SERIES C20 (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                           3.81         01/01/2028         7,500,000
  24,820,000  LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES D (SEWER REVENUE, XL
              CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                                 3.69         06/01/2028        24,820,000
   5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
              (WATER REVENUE LOC)SS.+/-                                                3.78         01/01/2009         5,995,000
  25,800,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 BANK OF
              AMERICA LOC (POWER REVENUE LOC)SS.+/-                                    3.70         07/01/2034        25,800,000
   7,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MALIBU MEADOWS (MFHR,
              FNMA INSURED)SS.+/-                                                      3.68         04/15/2028         7,000,000
  31,900,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
              REVENUE LOC)SS.+/-                                                       3.75         09/01/2030        31,900,000
  11,470,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
              APARTMENTS B (HOUSING REVENUE LOC)SS.+/-                                 3.71         06/01/2010        11,470,000
   7,000,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY (LEASE
              REVENUE, FGIC INSURED)SS.+/-                                             3.80         09/01/2026         7,000,000
  18,520,000  MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
              PROJECT (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)SS.+/-      3.83         10/01/2042        18,520,000
  39,230,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
              ALLOCATION REVENUE, AMBAC INSURED)SS.+/-                                 3.83         01/01/2031        39,230,000
  12,925,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-                      3.66         07/01/2035        12,925,000
  10,370,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES C (WATER REVENUE LOC)SS.+/-                                       3.67         07/01/2027        10,370,000
   7,105,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
              REVENUE PUTTERS SERIES 1885 (WATER REVENUE, JPMORGAN CHASE BANK
              LOC)SS.+/-                                                               3.78         01/01/2015         7,105,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (continued)
$  5,995,000  MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC,
              AMBAC INSURED)SS.+/-                                                     3.78%        09/01/2029    $    5,995,000
   9,500,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT (OTHER
              REVENUE, MBIA INSURED)SS.+/-                                             3.79         07/01/2017         9,500,000
   8,600,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                       3.79         06/15/2021         8,600,000
  12,500,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
              SERIES C1 (LEASE REVENUE LOC)SS.+/-                                      3.73         02/01/2025        12,500,000
  26,155,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
              SERIES C (HOUSING REVENUE, FHLMC INSURED)SS.+/-                          3.68         12/01/2029        26,155,000
   6,375,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES A
              (HOUSING REVENUE)SS.+/-                                                  3.71         11/01/2009         6,375,000
   4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
              PROJECT (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                        3.68         11/15/2028         4,000,000
   9,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
              POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)SS.+/-                        3.68         12/01/2022         9,449,000
     500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
              (HOUSING REVENUE LOC)SS.+/-                                              3.68         11/15/2028           500,000
   2,302,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS SERIES 1032
              (SEWER REVENUE LOC)SS.+/-                                                3.78         02/01/2033         2,302,500
   7,535,000  ORANGE COUNTY CA SANITATION DISTRICT COP PUTTERS SERIES 1839
              (SEWER REVENUE, MBIA INSURED)SS.+/-                                      3.78         02/01/2015         7,535,000
   4,260,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
              REVENUE SERIES 1995D (PROPERTY TAX REVENUE LOC, AMBAC INSURED)
              SS.+/-                                                                   3.70         11/01/2014         4,260,000
  17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
              REVENUE SERIES E (PROPERTY TAX REVENUE LOC, AMBAC INSURED)SS.+/-         3.70         11/01/2014        17,000,000
  40,215,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
              TSB BANK PLC LOC)SS.+/-                                                  3.66         08/01/2042        40,215,000
   7,705,000  OXNARD CA FINANCING AUTHORITY CIVIC CENTER PHASE 2 PROJECT
              (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.66         06/01/2036         7,705,000
   7,745,000  OXNARD CA FINANCING AUTHORITY SERIES B (LEASE REVENUE, AMBAC
              INSURED)SS.+/-                                                           3.66         06/01/2033         7,745,000
   9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
              APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-                3.73         12/15/2033         9,515,000
   7,800,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                           3.78         09/01/2024         7,800,000
   5,405,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                           3.78         09/01/2026         5,405,000
  52,870,000  PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)SS.+/-                    3.83         09/01/2035        52,870,000
   5,465,000  PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                      3.78         02/01/2013         5,465,000
   4,210,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-      3.77         08/01/2020         4,210,000
   4,895,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-                    3.80         05/01/2008         4,895,000
   7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
              (TRANSPORTATION REVENUE LOC)SS.+/-                                       3.80         05/01/2010         7,285,000
   5,455,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
              REVENUE LOC, FGIC INSURED)SS.+/-                                         3.78         11/01/2021         5,455,000
   4,235,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
              2046 (TAX ALLOCATION REVENUE LOC, MBIA INSURED)SS.+/-                    3.79         06/15/2020         4,235,000
   5,080,000  POWAY CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                  3.78         08/01/2008         5,080,000
  60,000,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS (PROPERTY TAX
              REVENUE,AMBAC INSURED)SS.+/-                                             3.80         08/01/2028        60,000,000
   2,560,000  RAMONA CA USD COP (LEASE REVENUE, AMBAC INSURED)SS.+/-                   3.70         05/01/2029         2,560,000
   5,290,000  REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                 3.78         01/01/2011         5,290,000
   2,545,000  REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
              REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH BANK
              PLC LOC)SS.+/-                                                           3.70         07/01/2030         2,545,000
   7,700,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE
              (LEASE REVENUE LOC)SS.+/-                                                3.67         11/01/2032         7,700,000
   6,195,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
              (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                            3.66         09/01/2014         6,195,000
   3,600,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
              LOC)SS.+/-                                                               3.78         07/05/2014         3,600,000
   5,495,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT STARS STARS
              2007-035 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-           3.78         08/01/2031         5,495,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE          VALUE
CALIFORNIA (continued)
$  5,170,000  SACRAMENTO CA CITY FINANCING AUTHORITY SERIES 1782 (TAX
              INCREMENTAL REVENUE, FGIC INSURED)SS.+/-                                 3.78%        12/01/2018    $    5,170,000
   7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    3.77         09/15/2036         7,000,000
   2,060,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
              INSURED)SS.+/-                                                           3.78         02/15/2011         2,060,000
  24,000,000  SACRAMENTO CA USD COP (GO SCHOOL DISTRICTS LOC, FSA INSURED)SS.+/-       3.70         03/01/2031        24,000,000
   7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
              SERIES I (HOUSING REVENUE LOC)SS.+/-                                     3.77         05/15/2034         7,000,000
   5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                           3.68         07/15/2029         5,000,000
   6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
              APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                          3.77         02/15/2033         6,000,000
  16,200,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
              PROJECT ISSUE A (MFHR, FHLMC INSURED)SS.+/-                              3.76         12/01/2022        16,200,000
     500,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (WATER & SEWER REVENUE)SS.+/-                                            3.79         12/01/2035           500,000
  32,855,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (OTHER REVENUE, FGIC INSURED)SS.+/-                                      3.78         12/01/2035        32,855,000
  17,525,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              CLASS A (SEWER REVENUE, AMBAC INSURED)SS.+/-                             3.80         12/01/2035        17,525,000
   7,000,000  SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS
              APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-                 3.77         05/01/2026         7,000,000
  11,325,000  SAN BERNARDINO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                          3.79         08/01/2026        11,325,000
   6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
              SERIES A (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                       3.68         05/15/2029         6,115,000
   5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
              A (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                              3.68         05/15/2029         5,600,000
   7,785,000  SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                         3.79         08/01/2024         7,785,000
  43,000,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER
              REVENUE)                                                                 4.50         07/27/2007        43,050,760
  10,750,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY
              TAX REVENUE)                                                             4.50         07/27/2007        10,762,380
  14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                3.77         01/15/2033        14,825,000
   4,000,000  SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)SS.+/-                3.82         11/01/2026         4,000,000
  12,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
              APARTMENTS SERIES B (HOUSING REVENUE LOC)SS.+/-                          3.77         01/15/2035        12,000,000
  19,130,000  SAN DIEGO CA PFFA SEWER REVENUE SERIES SG 130 (WATER & SEWER
              REVENUE LOC)SS.+/-                                                       3.77         05/15/2029        19,130,000
   6,215,000  SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
              LOC)SS.+/-                                                               3.78         07/01/2027         6,215,000
  11,580,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
              REVENUE LOC)SS.+/-                                                       3.78         07/01/2022        11,580,000
  25,000,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                    4.50         07/24/2007        25,027,942
   3,948,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
              REVENUE, MBIA INSURED)SS.+/-                                             3.79         11/01/2010         3,948,000
   5,175,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
              SERIES B (MFHR, CITIBANK NA LOC)SS.+/-                                   3.93         03/01/2036         5,175,000
  11,660,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION
              FOR CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER &
              SEWER REVENUE LOC)SS.+/-                                                 3.81         10/01/2022        11,660,000
   8,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
              BANK NV LOC)SS.+/-                                                       3.72         08/01/2036         8,000,000
   3,190,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
              LOC)SS.+/-                                                               3.68         08/01/2032         3,190,000
   4,090,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
              MULTI-FAMILY REVENUE LELAND POLK SENIOR COMMUNITY SERIES A
              (MFHR, CITIBANK NA LOC)SS.+/-                                            3.93         12/01/2019         4,090,000
   5,095,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                             3.79         06/15/2021         5,095,000
   9,360,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)SS.+/-               3.86         02/01/2038         9,360,000
   8,100,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                    3.75         08/01/2035         8,100,000
   2,580,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION  (TAX
              INCREMENTAL REVENUE LOC)SS.+/-                                           3.78         08/01/2011         2,580,000
   6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS SERIES
              761 (PROPERTY TAX REVENUE LOC, FSA INSURED)SS.+/-                        3.78         08/01/2027         6,857,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$ 10,750,000  SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-         3.80%        08/01/2038    $   10,750,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
              INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                              3.78         02/01/2011         6,510,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
              INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                              3.78         08/01/2011         6,510,000
   5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
              PROJECT SERIES A (MFHR LOC, FNMA INSURED)SS.+/-                          3.68         12/15/2025         5,900,000
  11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
              E (MFHR LOC, FGIC INSURED)SS.+/-                                         3.71         11/15/2017        11,400,000
   8,030,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                             3.78         08/01/2025         8,030,000
   6,115,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                             3.79         08/01/2021         6,115,000
  10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)SS.+/-       3.68         06/01/2010        10,000,000
  17,695,000  SIMI VALLEY CA SERIES A (MFHR LOC)SS.+/-                                 3.68         07/01/2023        17,695,000
  20,225,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
              FGIC INSURED)SS.+/-                                                      3.83         11/01/2035        20,225,000
   5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
              REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)SS.+/-                3.78         07/01/2011         5,315,000
   1,180,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HFR LOC)SS.+/-           3.83         12/01/2032         1,180,000
   6,100,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480
              MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                  3.78         09/01/2022         6,100,000
   7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.78         05/15/2035         7,000,000
   7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
              REVENUE LOC)SS.+/-                                                       3.68         05/15/2029         7,750,000
  25,900,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                            4.50         07/02/2007        25,916,963
   6,600,000  VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
              INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      3.78         12/01/2019         6,600,000
   3,150,000  WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
              REVENUE, AMBAC INSURED)SS.+/-                                            3.78         01/01/2021         3,150,000
   5,465,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE)SS.+/-                                                           3.78         08/01/2025         5,465,000

                                                                                                                   3,059,071,076
                                                                                                                  --------------
PUERTO RICO - 6.02%
   7,200,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A (PUERTO
              RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES
              A) CITIBANK NA LOC (OTHER REVENUE LOC)SS.+/-                             3.80         10/01/2034         7,200,000
   3,650,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (PUERTO
              RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
              D) CITIBANK NA LOC (TOLL ROAD REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                               3.80         07/01/2027         3,650,000
  19,000,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                             3.75         07/01/2029        19,000,000
   4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
              SERIES 86 (SALES TAX REVENUE LOC)SS.+/-                                  3.78         07/01/2015         4,995,000
   6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
              SERIES 416 FSA LOC (LEASE REVENUE LOC)SS.+/-                             3.78         07/01/2021         6,135,000
 123,900,000  PUERTO RICO COMMONWEALTH TRAN (OTHER REVENUE)                            4.50         07/30/2007       124,059,055
  10,645,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1815 (POWER
              REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                  3.78         01/01/2015        10,645,000
  10,615,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1816 (POWER
              REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                  3.78         01/01/2015        10,615,000
  14,995,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1820 (POWER
              REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                  3.78         07/01/2015        14,995,000
   7,280,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1833T (POWER
              REVENUE, MBIA INSURED)SS.+/-                                             3.78         01/01/2017         7,280,000
   2,090,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES 1426 (LEASE
              REVENUE, FGIC INSURED)SS.+/-                                             3.79         08/01/2010         2,090,000

                                                                                                                     210,664,055
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,269,735,131)                                                                3,269,735,131
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE          VALUE
COMMERCIAL PAPER - 7.06%
$  8,000,000  CHINO BASIN REGIONAL FINANCE AUTHORITY                                   3.65%        09/12/2007    $    8,000,000
  30,975,000  EAST BAY MUNICIPAL WATER SYSTEM                                          3.63         09/14/2007        30,975,000
  12,200,000  GOLDEN GATE BRIDGE SERIES A                                              3.52         06/07/2007        12,200,000
  10,200,000  GOLDEN GATE BRIDGE SERIES A                                              3.56         08/08/2007        10,200,000
  25,550,000  GOLDEN GATE BRIDGE SERIES B                                              3.55         08/23/2007        25,550,000
  18,215,000  RIVERSIDE COUNTY TEETER FINANCE                                          3.67         09/12/2007        18,215,000
  27,300,000  SACRAMENTO MUD                                                           3.55         08/23/2007        27,300,000
  11,165,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION                      3.62         10/11/2007        11,165,000
   2,510,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                3.55         06/06/2007         2,510,000
   9,550,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     3.57         06/13/2007         9,550,000
  22,040,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     3.57         06/13/2007        22,040,000
   7,500,000  TURLOCK IRRIGATION DISTRICT                                              3.65         10/04/2007         7,500,000
   6,700,000  UNIVERSITY OF CALIFORNIA                                                 3.67         09/12/2007         6,700,000
  23,450,000  UNIVERSITY OF CALIFORNIA                                                 3.65         09/13/2007        23,450,000
   1,000,000  UNIVERSITY OF CALIFORNIA                                                 3.62         10/11/2007         1,000,000
  30,675,000  UNIVERSITY OF CALIFORNIA                                                 3.65         10/11/2007        30,675,000

TOTAL COMMERCIAL PAPER (COST $247,030,000)                                                                           247,030,000
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,516,765,131)*                                   100.44%                                                  $3,516,765,131

OTHER ASSETS AND LIABILITIES, NET                         (0.44)                                                     (15,248,059)
                                                         ------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $3,501,517,072
                                                         ------                                                   --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I) ILLIQUID SECURITY UNTIL 09/13/07, DUE TO LOCKING IN FIXED RATE UNTIL NEXT PUT DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED  SECURITIES - 0.99%
$ 40,000,000  ARKLE MASTER ISSUER PLC+++/-                                             5.30%        11/19/2007    $   40,000,000
  50,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-(I)                                  5.37         01/15/2008        50,000,000
  14,819,483  FORD CREDIT AUTO OWNER TRUST++                                           5.36         12/15/2007        14,819,483
  48,000,000  SHIPROCK FINANCE SF 1+++/-                                               5.42         04/11/2008        48,000,000
   8,353,430  USAA AUTO OWNER TRUST                                                    5.34         12/13/2007         8,353,689

TOTAL ASSET BACKED SECURITIES (COST $161,173,172)                                                                    161,173,172
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT - 4.14%
  34,000,000  CALYON NEW YORK SERIES YCD+/-                                            5.28         09/13/2007        33,997,348
  39,000,000  CALYON NEW YORK SERIES YCD1+/-                                           5.32         06/20/2007        39,000,103
  45,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                              5.28         06/28/2007        44,998,639
  88,000,000  DEUTSCHE BANK NEW YORK                                                   5.35         08/08/2007        88,000,000
  95,000,000  HBOS TREASURY SERVICES NEW YORK                                          5.35         07/31/2007        95,000,000
  90,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.32         07/09/2007        90,000,000
 110,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.35         07/31/2007       110,000,000
  87,000,000  NATIXIS+/-                                                               5.40         03/06/2008        87,000,000
  86,500,000  ROYAL BANK OF SCOTLAND NEW YORK+/-                                       5.27         04/03/2008        86,481,905

TOTAL CERTIFICATES OF DEPOSIT (COST $674,477,995)                                                                    674,477,995
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.61%
  42,000,000  CARLYLE CAPITAL INVESTMENT LIMITED+++/-                                  5.40         05/08/2008        41,996,075
  20,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                     5.40         04/11/2008        20,000,000
  37,635,600  PARAGON MORTGAGES PLC+++/-SS.                                            5.31         11/15/2038        37,635,600

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $99,631,675)                                                          99,631,675
                                                                                                                  --------------
COMMERCIAL  PAPER - 38.04%
  37,000,000  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              5.17         11/16/2007        36,107,313
 110,000,000  ATLAS CAPITAL FUNDING CORPORATION++                                      5.22         08/13/2007       108,836,765
  39,876,000  ATOMIUM FUNDING LLC++                                                    5.24         06/21/2007        39,760,027
  15,307,000  BARTON CAPITAL LLC++                                                     5.28         06/01/2007        15,307,000
  79,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.30         10/19/2007        79,000,000
  18,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                         5.26         06/21/2007        17,947,450
  25,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                         5.25         08/08/2007        24,752,083
  60,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                         5.21         11/21/2007        58,499,225
  12,500,000  CBA (DELAWARE) FINANCE                                                   5.22         06/18/2007        12,469,188
  38,304,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/11/2007        38,248,140
  74,611,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/12/2007        74,491,312
  33,604,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/20/2007        33,510,889
  26,056,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.22         08/10/2007        25,791,532
  24,589,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         08/16/2007        24,316,472
 140,000,000  CHARTA LLC++                                                             5.26         06/26/2007       139,488,611
  15,000,000  CHEYNE FINANCE LLC++                                                     5.23         06/13/2007        14,973,850
  15,000,000  CHEYNE FINANCE LLC++                                                     5.25         06/13/2007        14,973,750
  50,000,000  CHEYNE FINANCE LLC++                                                     5.21         07/23/2007        49,623,722
  32,325,000  CHEYNE FINANCE LLC++                                                     5.21         08/07/2007        32,011,564
  21,000,000  CHEYNE FINANCE LLC++                                                     5.25         08/14/2007        20,773,375
  50,000,000  CHEYNE FINANCE LLC++                                                     5.21         08/23/2007        49,399,403
  34,250,000  COBBLER FUNDING LLC++                                                    5.26         06/20/2007        34,154,918
  11,664,000  COBBLER FUNDING LLC++                                                    5.24         06/25/2007        11,623,254
  19,444,000  COBBLER FUNDING LLC++                                                    5.25         06/28/2007        19,367,439
  30,407,000  COBBLER FUNDING LLC++                                                    5.26         07/16/2007        30,207,074
  26,473,000  COBBLER FUNDING LLC++                                                    5.25         08/27/2007        26,137,124
 113,900,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                     5.31         06/02/2008       113,900,000
  88,706,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                      5.28         06/05/2007        88,653,959
 100,230,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                     5.31         06/06/2008       100,230,000
  72,640,000  CROWN POINT CAPITAL COMPANY++                                            5.28         06/07/2007        72,576,077
  52,000,000  CROWN POINT CAPITAL COMPANY+/-                                           5.30         12/14/2007        51,991,742
  65,267,000  DEER VALLEY FUNDING LLC++                                                5.23         06/04/2007        65,238,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$163,738,000  DEER VALLEY FUNDING LLC++                                                5.28%        06/08/2007    $  163,569,896
  54,500,000  DEER VALLEY FUNDING LLC++                                                5.25         06/15/2007        54,388,729
  15,000,000  DEER VALLEY FUNDING LLC++                                                5.29         06/25/2007        14,947,100
  50,000,000  DEER VALLEY FUNDING LLC++                                                5.27         08/20/2007        49,414,444
  20,000,000  ERASMUS CAPITAL CORPORATION++                                            5.25         06/15/2007        19,959,167
  33,454,000  ERASMUS CAPITAL CORPORATION++                                            5.25         06/19/2007        33,366,183
  51,092,000  ERASMUS CAPITAL CORPORATION++                                            5.26         07/02/2007        50,860,582
  20,275,000  ERASMUS CAPITAL CORPORATION++                                            5.25         08/15/2007        20,053,242
  98,250,000  FCAR OWNER TRUST I                                                       5.22         06/22/2007        97,950,829
 175,290,000  FCAR OWNER TRUST I                                                       5.21         07/23/2007       173,970,845
  29,800,000  FCAR OWNER TRUST II                                                      5.23         06/22/2007        29,709,085
  51,980,000  FCAR OWNER TRUST II                                                      5.22         07/27/2007        51,557,922
  35,000,000  FIVE FINANCE INCORPORATED++                                              5.23         06/11/2007        34,949,153
 118,000,000  FIVE FINANCE INCORPORATED++                                              5.24         07/27/2007       117,038,169
  47,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING++                                     5.24         06/08/2007        46,952,112
  20,274,000  FOX TROT CDO LIMITED++                                                   5.25         06/27/2007        20,197,128
  20,545,000  FOX TROT CDO LIMITED++                                                   5.22         08/09/2007        20,339,644
  92,934,000  GEORGE STREET FINANCE LLC++                                              5.25         07/12/2007        92,378,332
 110,000,000  GRAMPIAN FUNDING LLC++                                                   5.22         08/13/2007       108,836,765
 136,000,000  GRAMPIAN FUNDING LLC++                                                   5.17         11/13/2007       132,777,367
  21,373,000  HARRIER FINANCE FUNDING US LLC++                                         5.23         06/06/2007        21,357,475
 138,000,000  HARRIER FINANCE FUNDING US LLC++                                         5.21         07/19/2007       137,041,360
 100,000,000  HARRIER FINANCE FUNDING US LLC++                                         5.25         08/24/2007        98,775,000
 118,478,000  HARRIER FINANCE FUNDING US LLC++                                         5.20         09/07/2007       116,802,491
  85,848,000  HIGH GRADE STREET CREDIT CDO++                                           5.29         07/20/2007        85,229,871
  49,848,000  HIGH GRADE STREET CREDIT CDO++                                           5.30         07/20/2007        49,488,402
  19,726,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.28         08/16/2007        19,506,121
  14,000,000  HUDSON-THAMES LLC++                                                      5.24         07/02/2007        13,936,829
  25,690,000  HUDSON-THAMES LLC++                                                      5.22         08/01/2007        25,462,772
  34,109,000  HUDSON-THAMES LLC++                                                      5.22         08/15/2007        33,738,065
  28,000,000  HUDSON-THAMES LLC++                                                      5.21         08/20/2007        27,675,822
  15,395,000  HUDSON-THAMES LLC++                                                      5.21         10/17/2007        15,087,713
  30,000,000  ING (USA) FUNDING LLC                                                    5.18         07/10/2007        29,831,650
  12,235,000  KBC FINANCE PRODUCT INTERNATIONAL LIMITED++                              5.22         08/06/2007        12,117,911
  79,000,000  KEEL CAPITAL INCORPORATED++                                              5.30         07/12/2007        78,523,147
  32,997,000  KEEL CAPITAL INCORPORATED++                                              5.30         07/19/2007        32,763,821
  25,000,000  KESTREL FUNDING US LLC++                                                 5.23         06/07/2007        24,978,208
  25,000,000  KESTREL FUNDING US LLC++                                                 5.25         07/19/2007        24,825,000
  65,717,000  KESTREL FUNDING US LLC++                                                 5.18         11/19/2007        64,100,033
  35,929,000  KLIO III FUNDING CORPORATION++                                           5.23         06/05/2007        35,908,121
  54,722,000  KLIO III FUNDING CORPORATION++                                           5.25         07/11/2007        54,402,788
  32,000,000  KLIO III FUNDING CORPORATION++                                           5.26         07/13/2007        31,803,814
  57,560,000  KLIO III FUNDING CORPORATION++                                           5.25         08/06/2007        57,005,986
  54,595,000  LEGACY CAPITAL LLC++                                                     5.21         08/02/2007        54,105,131
  66,038,000  LEXINGTON PARKER CAPITAL++                                               5.26         07/11/2007        65,652,045
  65,000,000  LIBERTY HARBOUR CDO INCORPORATED++                                       5.26         07/27/2007        64,468,156
  75,000,000  LIBERTY HARBOUR CDO INCORPORATED++                                       5.26         08/10/2007        74,233,646
  69,357,000  LIBERTY HARBOUR II CDO INCORPORATED++                                    5.27         08/20/2007        68,544,752
  34,429,000  LIBERTY HARBOUR II CDO INCORPORATED++                                    5.27         08/21/2007        34,020,758
  50,000,000  LIQUID FUNDING LIMITED++                                                 5.26         06/21/2007        49,853,889
 127,400,000  LIQUID FUNDING LIMITED++                                                 5.21         08/06/2007       126,183,118
  75,000,000  LIQUID FUNDING LIMITED++                                                 5.23         08/20/2007        74,128,333
  75,000,000  MANE FUNDING CORPORATION++                                               5.24         07/17/2007        74,497,833
  50,000,000  NEWPORT FUNDING CORPORATION++                                            5.25         06/05/2007        49,970,833
  33,491,000  NORTH SEA FUNDING LLC++                                                  5.21         10/16/2007        32,826,976
  55,000,000  NORTHERN ROCK PLC++                                                      5.22         08/13/2007        54,417,825
  70,450,000  PERRY GLOBAL FUNDING LLC++                                               5.24         06/20/2007        70,255,167
  31,905,000  PERRY GLOBAL FUNDING LLC++                                               5.21         07/19/2007        31,683,367
 100,000,000  PRUDENTIAL PLC++                                                         5.22         06/26/2007        99,637,500
 134,789,000  PRUDENTIAL PLC++                                                         5.22         08/14/2007       133,342,714
  28,264,000  REGENCY MARKETS #1 LLC++                                                 5.28         06/01/2007        28,264,000
  28,264,000  REGENCY MARKETS #1 LLC++                                                 5.29         06/01/2007        28,264,000
  57,386,000  REGENCY MARKETS #1 LLC++                                                 5.25         07/16/2007        57,009,763

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 41,500,000  SEDNA FINANCE INCORPORATED++                                             5.22%        07/30/2007    $     41,144,968
  15,000,000  SEDNA FINANCE INCORPORATED++                                             5.21         08/28/2007          14,808,967
  27,266,000  SHEFFIELD RECEIVABLES++                                                  5.27         06/01/2007          27,266,000
  50,000,000  SIMBA FUNDING CORPORATION++                                              5.24         06/25/2007          49,825,500
  33,346,000  SIMBA FUNDING CORPORATION++                                              5.25         07/16/2007          33,127,375
  19,888,000  TASMAN FUNDING INCORPORATED++                                            5.24         06/15/2007          19,847,473
  49,499,000  TASMAN FUNDING INCORPORATED++                                            5.26         06/29/2007          49,296,494
  16,819,000  TASMAN FUNDING INCORPORATED++                                            5.25         08/13/2007          16,639,948
   7,901,000  TASMAN FUNDING INCORPORATED++                                            5.19         11/09/2007           7,717,611
  35,104,000  THUNDER BAY FUNDING LLC++                                                5.27         06/01/2007          35,104,000
 100,000,000  TIERRA ALTA FUNDING++                                                    5.28         06/05/2007          99,941,333
 205,000,000  UBS FINANCE DELAWARE LLC                                                 5.22         08/10/2007         202,921,243
  55,000,000  VETRA FINANCE INCORPORATED++                                             5.25         07/18/2007          54,623,021
 115,000,000  WESTPAC BANKING CORPORATION++                                            5.17         11/16/2007         112,225,433
  44,725,000  WHITE PINE FINANCE LLC++                                                 5.24         07/27/2007          44,360,442
  30,922,000  WHITE PINE FINANCE LLC++                                                 5.25         08/24/2007          30,543,206
  36,000,000  ZELA FINANCE INCORPORATED++                                              5.24         06/13/2007          35,937,120
  20,000,000  ZELA FINANCE INCORPORATED++                                              5.25         06/25/2007          19,930,000
  45,000,000  ZELA FINANCE INCORPORATED++                                              5.25         07/10/2007          44,744,062
  35,000,000  ZELA FINANCE INCORPORATED++                                              5.25         08/23/2007          34,576,354

TOTAL COMMERCIAL PAPER (COST $6,193,881,262)                                                                         6,193,881,262
                                                                                                                  ----------------
CORPORATE BONDS & NOTES - 0.34%
   7,775,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-SS.                           5.33         03/01/2023           7,775,000
  43,145,000  HSBC FINANCE CORPORATION                                                 5.84         02/15/2008          43,294,436
   5,000,000  LP PINEWOOD SPV+/-SS.                                                    5.32         02/01/2018           5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $56,069,436)                                                                        56,069,436
                                                                                                                  ----------------
EXTENDABLE BONDS - 16.25%
  79,000,000  ALLIED IRISH BANKS PLC+++/-                                              5.30         06/18/2008          79,000,000
  70,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.31         06/13/2008          70,000,000
 105,000,000  BES FINANCE LIMITED+++/-                                                 5.37         06/02/2008         105,000,000
 108,000,000  BNP PARIBAS SA+/-                                                        5.32         03/14/2008         108,000,000
 126,000,000  CAISSE NATIONALE+++/-                                                    5.33         06/02/2008         126,000,000
 148,000,000  DNB NOR BANK ASA+++/-                                                    5.32         06/25/2008         148,000,000
 180,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                         5.33         06/13/2008         180,001,104
 205,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                  5.45         07/09/2007         205,000,000
  10,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                  5.45         07/09/2007          10,000,000
 175,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+++/-                               5.29         06/06/2008         175,000,000
 300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                             5.43         06/06/2008         300,000,000
 117,500,000  INTESA BANK (IRELAND) PLC+++/-                                           5.32         06/25/2008         117,500,000
  20,000,000  IRISH LIFE & PERMANENT PLC+++/-                                          5.34         04/21/2008          20,000,000
  83,000,000  IRISH LIFE & PERMANENT PLC+++/-                                          5.34         06/20/2008          83,000,000
  67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.57         07/11/2007          67,000,000
  71,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.30         06/17/2008          71,000,000
 134,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.32         06/23/2008         134,000,000
  80,000,000  MORGAN STANLEY+/-                                                        5.40         06/02/2008          80,000,000
  80,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                         5.37         04/04/2008          80,000,000
  13,000,000  NORDEA BANK AB+++/-                                                      5.31         06/06/2008          13,000,000
 134,000,000  NORDEA BANK AB+++/-                                                      5.33         06/10/2008         134,000,000
 100,000,000  NORTHERN ROCK PLC+++/-                                                   5.43         04/08/2008         100,000,000
 130,000,000  NORTHERN ROCK PLC+++/-                                                   5.38         05/02/2008         130,000,000
  24,000,000  PREMIUM ASSET TRUST+++/-                                                 5.38         06/13/2008          24,000,000
  87,000,000  TOTTA IRELAND PLC+++/-                                                   5.32         06/06/2008          87,000,000

TOTAL EXTENDABLE BONDS (COST $2,646,501,104)                                                                         2,646,501,104
                                                                                                                  ----------------
MEDIUM TERM NOTES - 8.88%
  57,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                       5.38         11/14/2007          57,012,668

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$ 45,000,000  CHEYNE FINANCE LLC+++/-                                                  5.32%        07/16/2007    $     44,998,638
   9,990,000  FIORE CAPITAL LLC+/-SS.                                                  5.32         08/01/2045           9,990,000
  34,000,000  KESTREL FUNDING US LLC+++/-                                              5.32         09/21/2007          33,997,955
  44,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.39         07/19/2007          44,005,433
 119,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.35         06/27/2008         119,000,000
  45,000,000  LIBERTY LIGHT US CAPITAL+++/-                                            5.31         07/10/2007          44,999,055
 122,000,000  LIBERTY LIGHT US CAPITAL+++/-                                            5.31         01/04/2008         121,985,921
  53,000,000  LIBERTY LIGHT US CAPITAL+++/-                                            5.31         01/07/2008          52,993,694
  42,000,000  LIBERTY LIGHT US CAPITAL+++/-                                            5.31         04/02/2008          41,989,781
  56,000,000  LIQUID FUNDING LIMITED+++/-                                              5.33         04/18/2008          55,994,991
  44,000,000  MONUMENT GLOBAL FUNDING II+++/-                                          5.33         12/20/2007          44,000,000
  39,800,000  MORGAN STANLEY+/-                                                        5.39         04/25/2008          39,819,021
  85,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                         5.46         02/01/2008          85,072,527
  98,000,000  PARCS MASTER TRUST+++/-(I)                                               5.35         06/20/2007          98,000,000
  93,000,000  PYXIS MASTER TRUST SERIES 2007-1+++/-(I)                                 5.34         12/20/2007          93,000,000
  95,000,000  PYXIS MASTER TRUST SERIES 2007-3+++/-(I)                                 5.37         08/27/2007          95,000,000
 100,000,000  ROYAL BANK OF CANADA+/-                                                  5.37         06/09/2008         100,000,000
  40,000,000  SEDNA FINANCE INCORPORATED+++/-                                          5.31         06/18/2007          39,999,802
 150,700,000  SEDNA FINANCE INCORPORATED++                                             5.35         05/29/2008         150,700,000
  35,000,000  VETRA FINANCE INCORPORATED+++/-                                          5.32         12/06/2007          34,998,197
  39,000,000  ZELA FINANCE INCORPORATED+++/-                                           5.31         12/07/2007          38,997,975

TOTAL MEDIUM TERM NOTES (COST $1,446,555,658)                                                                        1,446,555,658
                                                                                                                  ----------------
MUNICIPAL BONDS & NOTES - 1.01%
   1,030,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-SS.                        5.37         12/15/2026           1,030,000
     650,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                        5.37         12/15/2026             650,000
     965,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                        5.37         12/15/2026             965,000
   1,155,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                        5.37         12/15/2026           1,155,000
     515,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                        5.48         12/15/2026             515,000
   1,365,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                        5.37         12/15/2026           1,365,000
  59,000,000  MASSACHUSETTS STATE SERIES C (TAX REVENUE, STATE STREET BANK
              & TRUST LOC)+/-SS.                                                       3.84         01/01/2021          58,997,640
  22,935,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
              BANK OF AMERICA NA LOC)+/-SS.                                            5.33         11/01/2028          22,935,000
  34,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HEFAR, AMBAC INSURED)+/-SS.                                           5.32         12/01/2046          34,000,000
  43,300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                  5.32         06/01/2045          43,299,574

TOTAL MUNICIPAL BONDS & NOTES (COST $164,912,214)                                                                      164,912,214
                                                                                                                  ----------------
PROMISSORY NOTES - 1.07%
 175,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-(I)                                 5.38         01/28/2008         175,000,000

TOTAL PROMISSORY NOTES (COST $175,000,000)                                                                             175,000,000
                                                                                                                  ----------------
REPURCHASE AGREEMENTS - 9.84%
 444,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $444,065,490)                      5.31         06/01/2007         444,000,000
 420,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $420,062,067)                      5.32         06/01/2007         420,000,000
 315,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $315,046,550)                      5.32         06/01/2007         315,000,000
 169,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $169,024,974)                      5.32         06/01/2007         169,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$254,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $254,037,606)                             5.33%            06/01/2007    $    254,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,602,000,000)                                                                    1,602,000,000
                                                                                                                  ----------------
SECURED MASTER NOTE AGREEMENT - 4.01%
 180,500,000  BANK OF AMERICA SECURITIES+/-(E)                                     5.37                     --         180,500,000
  99,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-(E)                            5.43                     --          99,000,000
 373,500,000  CITIGROUP GLOBAL+/-(E)                                               5.38                     --         373,500,000

TOTAL SECURED MASTER NOTE AGREEMENTS (COST $6,530,000,000)                                                           6,530,000,000
                                                                                                                  ----------------
TIME DEPOSITS - 15.76%
  92,753,000  ABN AMRO BANK NV                                                     5.26             06/01/2007          92,753,000
  69,000,000  ALLIED IRISH BANKS PLC                                               5.29             06/06/2007          69,000,000
 119,000,000  BNP PARIBAS (PARIS)                                                  5.28             06/07/2007         119,000,000
 110,000,000  DEXIA BANK (GRAND CAYMAN)                                            5.29             06/07/2007         110,000,000
 335,000,000  DEXIA BANK SA (BRUSSELS)                                             5.28             06/05/2007         335,000,000
 428,000,000  ING BANK NV (AMSTERDAM)                                              5.33             06/01/2007         428,000,000
 172,000,000  IXIS CORPORATION & INVESTMENT BANK                                   5.27             06/01/2007         172,000,000
 105,000,000  KBC BANK NV (BRUSSELS)                                               5.27             06/01/2007         105,000,000
 340,000,000  NATIXIS                                                              5.32             06/01/2007         340,000,000
 177,000,000  RABOBANK NED (CAYMAN ISLANDS)                                        5.28             06/01/2007         177,000,000
  68,000,000  SKANDINAV ENSKILDA BANK                                              5.27             06/01/2007          68,000,000
 168,000,000  SKANDINAV ENSKILDA BANK                                              5.28             06/06/2007         168,000,000
 131,000,000  SOCIETE GENERALE (CANADA)                                            5.29             06/07/2007         131,000,000
 102,000,000  SOCIETE GENERALE (CAYMAN ISLANDS)                                    5.28             06/06/2007         102,000,000
 150,000,000  UBS AG (CAYMAN ISLANDS)                                              5.31             06/01/2007         150,000,000

TOTAL TIME DEPOSITS (COST $2,566,753,000)                                                                            2,566,753,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $16,439,955,516)*                                  100.95%                                                  $ 16,439,955,516

OTHER ASSETS AND LIABILITIES, NET                         (0.95)                                                      (155,035,235)
                                                         -------                                                  ----------------

TOTAL NET ASSETS                                         100.00%                                                  $ 16,284,920,281
                                                         -------                                                  ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

(I)   ILLIQUID SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - DISCOUNT - 13.82%

FEDERAL FARM CREDIT BANK - 0.93%
$   24,427,000  FEDERAL FARM CREDIT DISCOUNT NOTE^                                     5.07%        07/03/2007    $    24,316,916
    19,477,000  FEDERAL FARM CREDIT DISCOUNT NOTE^                                     5.08         07/03/2007         19,389,051
   145,000,000  FFCB^                                                                  4.99         07/02/2007        144,366,954

                                                                                                                      188,072,921
                                                                                                                  ---------------
FEDERAL HOME LOAN BANK - 3.23%
   650,000,000  FHLB^                                                                  5.20         06/01/2007        650,000,000
                                                                                                                  ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.00%
   289,329,000  FHLMC^                                                                 5.19         08/16/2007        286,207,783
   200,000,000  FHLMC^                                                                 5.19         08/17/2007        197,814,056
   175,000,000  FREDDIE MAC^                                                           5.26         08/31/2007        172,749,709
    82,926,000  FREDDIE MAC^                                                           5.24         09/20/2007         81,621,989
    67,867,000  FREDDIE MAC^                                                           5.28         11/13/2007         66,290,718

                                                                                                                      804,684,255
                                                                                                                  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.66%
    23,420,236  FNMA^                                                                  5.04         06/01/2007         23,420,236
    50,000,000  FNMA^                                                                  5.04         06/01/2007         50,000,000
    73,000,000  FNMA^                                                                  5.04         06/01/2007         73,000,000
    50,500,000  FNMA^                                                                  5.04         06/01/2007         50,500,000
     7,350,000  FNMA^                                                                  5.04         06/01/2007          7,350,000
    17,500,000  FNMA^                                                                  5.05         06/01/2007         17,500,000
    38,000,000  FNMA^                                                                  5.18         07/02/2007         37,830,826
    52,956,000  FNMA^                                                                  5.18         07/02/2007         52,720,243
    29,225,000  FNMA^                                                                  5.18         07/02/2007         29,094,892
   152,362,500  FNMA^                                                                  5.18         07/02/2007        151,682,223
    12,565,000  FNMA^                                                                  5.75         07/02/2007         12,509,061
    46,000,000  FNMA^                                                                  5.26         08/01/2007         45,597,027
    42,800,000  FNMA^                                                                  5.26         08/01/2007         42,425,060
    39,262,000  FNMA^                                                                  5.26         08/01/2007         38,918,054
    32,078,079  FNMA^                                                                  5.26         08/01/2007         31,797,066
   103,854,400  FNMA^                                                                  5.29         09/04/2007        102,438,879
    30,333,000  FNMA^                                                                  5.30         09/04/2007         29,919,165
   100,000,000  FNMA^                                                                  5.28         11/14/2007         97,665,855
   200,000,000  FNMA^                                                                  5.28         11/30/2007        194,883,778
    50,000,000  FNMA^                                                                  5.34         12/03/2007         48,684,444

                                                                                                                    1,137,936,809
                                                                                                                  ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $2,780,693,985)                                                                 2,780,693,985
                                                                                                                  ---------------
AGENCY NOTES - INTEREST BEARING - 16.09%

FEDERAL FARM CREDIT BANK - 3.54%
   100,000,000  FFCB+/-                                                                5.23         06/01/2007        100,000,000
    50,000,000  FFCB+/-                                                                5.26         07/27/2007         50,001,976
    50,000,000  FFCB+/-                                                                5.16         11/13/2007         49,988,979
    75,000,000  FFCB+/-                                                                5.23         01/24/2008         74,985,884
   160,000,000  FFCB+/-                                                                5.23         06/16/2008        159,950,463
   177,000,000  FFCB+/-                                                                5.18         11/03/2008        176,938,788
    80,000,000  FFCB+/-                                                                5.21         12/22/2008         79,976,386
    20,000,000  FFCB+/-                                                                5.21         03/30/2009         19,993,172

                                                                                                                      711,835,648
                                                                                                                  ---------------
FEDERAL HOME LOAN BANK - 7.31%
   200,000,000  FHLB+/-                                                                5.20         06/08/2007        199,998,526

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
FEDERAL HOME LOAN BANK (continued)
$   16,000,000  FHLB+/-                                                                5.22%        07/06/2007    $    15,999,704
    35,000,000  FHLB                                                                   4.25         09/14/2007         34,889,750
   200,000,000  FHLB+/-                                                                5.19         01/10/2008        199,941,105
   150,000,000  FHLB+/-                                                                5.20         01/17/2008        149,962,458
   250,000,000  FHLB+/-                                                                5.17         03/14/2008        249,923,462
   170,000,000  FHLB+/-                                                                5.19         03/20/2008        169,953,334
    50,000,000  FHLB+/-                                                                5.19         04/02/2008         49,983,596
   100,000,000  FHLB+/-                                                                5.18         05/28/2008         99,949,159
   100,000,000  FHLB+/-                                                                5.18         06/18/2008         99,953,515
   200,000,000  FHLB+/-                                                                5.19         10/10/2008        199,895,739

                                                                                                                    1,470,450,348
                                                                                                                  ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.38%
   110,000,000  FHLMC+/-                                                               5.22         06/22/2007        109,997,841
    30,000,000  FHLMC                                                                  3.00         07/27/2007         29,897,413
    50,000,000  FHLMC+/-                                                               5.21         09/17/2007         49,991,405
   150,000,000  FHLMC+/-                                                               5.17         09/27/2007        149,975,562
   250,000,000  FHLMC+/-                                                               5.17         03/26/2008        249,888,957
    90,360,000  FREDDIE MAC                                                            3.29         10/12/2007         89,700,277

                                                                                                                      679,451,455
                                                                                                                  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.86%
   150,000,000  FNMA+/-                                                                5.21         06/21/2007        149,996,410
    90,500,000  FNMA                                                                   4.40         08/10/2007         90,358,116
   135,000,000  FNMA+/-                                                                5.19         12/28/2007        134,955,027

                                                                                                                      375,309,553
                                                                                                                  ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,237,047,004)                                                         3,237,047,004
                                                                                                                  ---------------
AGENCY SECURITIES - 0.78%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.78%
   157,782,000  FHLMC^                                                                 4.97         06/26/2007        157,224,829
                                                                                                                  ---------------

TOTAL AGENCY SECURITIES (COST $157,224,829)                                                                           157,224,829
                                                                                                                  ---------------

REPURCHASE AGREEMENTS - 70.51%
   100,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,014,750)                    5.31         06/01/2007        100,000,000
 2,500,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $2,500,368,750)                  5.31         06/01/2007      2,500,000,000
    37,418,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $37,423,259)                     5.06         06/01/2007         37,418,000
   150,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $150,022,042)                    5.29         06/01/2007        150,000,000
 2,000,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $2,000,295,556)                  5.32         06/01/2007      2,000,000,000
 3,000,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $3,000,442,500)                  5.31         06/01/2007      3,000,000,000
 1,000,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,147,500)                  5.31         06/01/2007      1,000,000,000
 1,000,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,878,333)                  5.27         06/06/2007      1,000,000,000
   500,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $500,513,333)                    5.28         06/07/2007        500,000,000
 1,000,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,731,944)                  5.27         06/05/2007      1,000,000,000
   100,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,014,722)                    5.30         06/01/2007        100,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (continued)
$  500,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $500,513,333)                    5.28%        06/07/2007    $   500,000,000
    51,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $51,003,896)                     2.75         06/01/2007         51,000,000
   500,000,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $500,875,000)              5.25         06/12/2007        500,000,000
 1,500,000,000  HSBC (USA) INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,500,221,250)                  5.31         06/01/2007      1,500,000,000
   150,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $150,021,667)                               5.20         06/01/2007        150,000,000
   100,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,014,750)                    5.31         06/01/2007        100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $14,188,418,000)                                                                 14,188,418,000
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $20,363,383,818)*                                  101.20%                                                  $20,363,383,818

OTHER ASSETS AND LIABILITIES, NET                         (1.20)                                                     (241,987,182)
                                                         ------                                                   ---------------

TOTAL NET ASSETS                                         100.00%                                                  $20,121,396,636
                                                         ------                                                   ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 92.69%

MINNESOTA - 92.69%
$    1,345,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                REVENUE, FNMA INSURED)SS.+/-                                           3.77%        11/15/2033    $    1,345,000
     1,225,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                INSURED)SS.+/-                                                         3.77         01/01/2035         1,225,000
     1,710,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                YORK LOC)SS.+/-                                                        3.90         11/01/2035         1,710,000
     3,620,000  CHAMPLIN MN (HOUSING REVENUE, MERRILL LYNCH CAPITAL SERVICES
                LOC)SS.+/-                                                             3.89         09/01/2042         3,620,000
       490,000  COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN AMRO
                BANK INSURED)SS.+/-                                                    3.77         06/01/2013           490,000
     1,400,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                INSURED)SS.+/-                                                         3.77         05/01/2027         1,400,000
     1,350,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A (MINNESOTA
                STATE) (PROPERTY TAX REVENUE)SS.+/-                                    3.83         10/01/2019         1,350,000
     1,085,000  EAST CENTRAL MN INDEPENDENT SCHOOL DISTRICT #2580 (PROPERTY TAX
                REVENUE)                                                               4.50         08/06/2007         1,086,368
     1,600,000  EAST GRAND FORKS MN INDEPENDENT SCHOOL DISTRICT #595 (PROPERTY
                TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                   4.50         08/27/2007         1,602,373
     1,825,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 1275
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  3.82         02/01/2014         1,825,000
     1,800,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  3.82         02/01/2021         1,800,000
       715,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                (MFHR, LASALLE NATIONAL BANK NA LOC)SS.+/-                             3.84         04/15/2035           715,000
     1,500,000  LAKE CRYSTAL MN WELLCOME MEMORIAL AREA SCHOOLS INDEPENDENT
                SCHOOL DISTRICT SERIES A (OTHER REVENUE, SCHOOL DISTRICT CREDIT
                PROGRAM INSURED)                                                       4.50         08/13/2007         1,502,099
     1,110,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                LOC)SS.+/-                                                             3.77         03/01/2029         1,110,000
     1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                  3.84         01/01/2013         1,000,000
     1,035,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE,
                US BANK NA LOC)SS.+/-                                                  3.89         10/01/2024         1,035,000
     3,610,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
                LOC)SS.+/-                                                             3.84         10/01/2032         3,610,000
     1,275,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                SERIES A (HCFR, AMBAC INSURED)SS.+/-                                   3.76         11/15/2032         1,275,000
     9,625,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                SERIES B (HCFR, AMBAC INSURED)SS.+/-                                   3.75         11/15/2029         9,625,000
     1,810,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                SERIES C (HCFR LOC)SS.+/-                                              3.76         11/15/2026         1,810,000
     4,100,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                2003-B06 (PCR LOC)SS.+/-                                               3.83         03/01/2021         4,100,000
     2,520,000  MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                AUTHORITY)SS.+/-                                                       3.86         01/01/2010         2,520,000
     2,970,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING REVENUE,
                GO OF AUTHORITY)SS.+/-                                                 3.80         01/01/2033         2,970,000
     4,100,000  MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN
                CHASE BANK LOC)SS.+/-                                                  3.82         06/01/2014         4,100,000
     1,005,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.76         10/01/2021         1,005,000
     1,275,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.76         04/01/2027         1,275,000
     4,100,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.76         10/01/2032         4,100,000
     2,325,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                LOC)SS.+/-                                                             4.00         05/01/2026         2,325,000
     3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MFHR
                LOC)SS.+/-                                                             3.84         07/15/2032         3,120,000
     1,900,000  NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
                REVENUE (POWER REVENUE LOC)SS.+/-                                      3.82         01/01/2013         1,900,000
     5,005,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
                FHLMC)SS.+/-                                                           3.77         11/01/2035         5,005,000
       840,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK NA
                LOC)SS.+/-                                                             3.99         10/01/2010           840,000
     2,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
                LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                LOC)SS.+/-                                                             3.93         10/01/2038         2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
MINNESOTA (continued)
$    2,965,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             3.95%        11/01/2022    $    2,965,000
       875,000  SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE
                LOC)SS.+/-                                                             3.84         01/01/2030           875,000
     1,450,000  SIBLEY MN EAST SCHOOL DISTRICT #2310 (OTHER REVENUE)                   4.50         08/06/2007         1,451,827
     2,000,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                NATIONAL BANK NA LOC)SS.+/-                                            3.93         10/01/2037         2,000,000
       320,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.79         10/01/2025           320,000
     2,910,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-           3.77         10/01/2035         2,910,000
     4,815,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                FNMA INSURED)SS.+/-                                                    3.84         09/15/2031         4,815,000
     5,500,000  ST. MICHAEL MN IDA SCHOOL DISTRICT #885 (PROPERTY TAX REVENUE,
                MBIA INSURED)SS.+/-                                                    3.76         02/01/2019         5,500,000
     1,305,000  ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED
                HOUSING ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                LOC)SS.+/-                                                             3.93         09/01/2035         1,305,000
       680,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA
                CREDIT LOCAL DE FRANCE LOC)SS.+/-                                      3.84         06/01/2015           680,000
     2,265,000  ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                (WATER REVENUE LOC)SS.+/-                                              3.77         12/01/2012         2,265,000
     1,750,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.95         05/01/2022         1,750,000
     3,225,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       4.00         03/01/2022         3,225,000
       595,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                3.77         12/01/2025           595,000
       110,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL FACILITIES
                REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.90         04/01/2036           110,000
     3,750,000  ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.84         12/01/2025         3,750,000
        95,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.90         05/01/2025            95,000
       745,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                LOC)SS.+/-                                                             3.99         03/01/2018           745,000
     2,095,000  WEST ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #197 SERIES 602
                (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                  3.83         02/01/2012         2,095,000

                                                                                                                     111,847,667
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $111,847,667)                                                                    111,847,667
                                                                                                                  --------------
COMMERCIAL PAPER - 6.88%
     4,000,000  ROCHESTER MN HEALTH CARE                                               3.68         08/09/2007         4,000,000
     4,300,000  UNIVERSITY OF MINNESOTA                                                3.72         06/01/2007         4,300,000

TOTAL COMMERCIAL PAPER (COST $8,300,000)                                                                               8,300,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $120,147,667)*                                      99.57%                                                  $  120,147,667

OTHER ASSETS AND LIABILITIES, NET                          0.43                                                          519,308
                                                         ------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $  120,666,975
                                                         ------                                                   --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.65%
$ 26,000,000  ARKLE MASTER ISSUER PLC+/-++                                             5.30%        11/19/2007    $     26,000,000
   9,568,485  FORD CREDIT AUTO OWNER TRUST++                                           5.36         12/15/2007           9,568,485
  32,000,000  SHIPROCK FINANCE SF 1+/-++                                               5.42         04/11/2008          32,000,000
   5,062,685  USAA AUTO OWNER TRUST                                                    5.34         12/13/2007           5,062,685

TOTAL ASSET BACKED SECURITIES (COST $72,631,170)                                                                        72,631,170
                                                                                                                  ----------------
CERTIFICATES OF DEPOSIT - 3.77%
  23,000,000  CALYON NEW YORK SERIES YCD+/-                                            5.28         09/13/2007          22,998,206
  25,500,000  CALYON NEW YORK SERIES YCD1+/-                                           5.32         06/20/2007          25,500,068
  30,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                              5.28         06/28/2007          29,999,093
  57,000,000  DEUTSCHE BANK NEW YORK                                                   5.35         08/08/2007          57,000,000
  40,000,000  HBOS TREASURY SERVICES NEW YORK                                          5.35         07/31/2007          40,000,000
  55,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.32         07/09/2007          55,000,000
  45,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.35         07/31/2007          45,000,000
  60,000,000  NATIXIS+/-                                                               5.40         03/06/2008          60,000,000
  59,000,000  ROYAL BANK OF SCOTLAND NEW YORK+/-                                       5.27         04/03/2008          58,987,658
  29,000,000  UNICREDITO ITALIANO (NEW YORK)+/-                                        5.31         05/02/2008          29,002,534

TOTAL CERTIFICATES OF DEPOSIT (COST $423,487,559)                                                                      423,487,559
                                                                                                                  ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.27%
  29,000,000  CARLYLE CAPITAL INVESTMENT LIMITED+/-++                                  5.40         05/08/2008          28,997,290
  48,000,000  CARLYLE LOAN INVESTMENT LIMITED+/-++                                     5.40         04/11/2008          48,000,000
  65,391,855  PARAGON MORTGAGES PLC+/-++SS.                                            5.31         11/15/2038          65,391,855

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $142,389,145)                                                          142,389,145
                                                                                                                  ----------------
COMMERCIAL PAPER - 41.45%
  72,750,000  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              5.17         11/16/2007          70,994,781
  22,749,000  AQUINAS FUNDING LLC++                                                    5.21         07/09/2007          22,623,893
   8,986,000  ATLANTIC ASSET SECURITY CORPORATION++                                    5.26         06/07/2007           8,978,122
  93,096,000  ATLANTIC ASSET SECURITY CORPORATION++                                    5.24         07/09/2007          92,581,076
  30,000,000  ATLAS CAPITAL FUNDING CORPORATION++                                      5.22         08/13/2007          29,682,754
  75,000,000  ATOMIUM FUNDING LLC++                                                    5.25         06/19/2007          74,803,125
  10,000,000  BARTON CAPITAL LLC++                                                     5.28         06/01/2007          10,000,000
  48,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.30         10/19/2007          48,000,000
  40,000,000  BETA FINANCE INCORPORATED++                                              5.25         08/28/2007          39,486,667
  43,000,000  BUCKINGHAM CDO III LLC++                                                 5.30         06/28/2007          42,829,075
  75,058,000  BUCKINGHAM CDO LLC++                                                     5.25         07/17/2007          74,554,486
  21,502,000  BUCKINGHAM CDO LLC++                                                     5.26         08/27/2007          21,228,674
  20,547,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/06/2007          20,532,018
  40,684,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/08/2007          40,642,468
  33,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/11/2007          32,951,875
  28,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.26         06/15/2007          27,942,724
  43,049,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.26         08/14/2007          42,583,545
   6,888,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.26         08/20/2007           6,807,487
  15,204,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.26         08/22/2007          15,021,839
  98,000,000  CHARTA LLC++                                                             5.25         07/10/2007          97,442,625
  23,000,000  CHEYNE FINANCE LLC++                                                     5.24         06/11/2007          22,966,522
  14,000,000  CHEYNE FINANCE LLC++                                                     5.25         06/13/2007          13,975,500
  35,000,000  CHEYNE FINANCE LLC++                                                     5.22         06/21/2007          34,898,500
  31,500,000  CHEYNE FINANCE LLC++                                                     5.21         07/19/2007          31,281,180
  17,000,000  CHEYNE FINANCE LLC++                                                     5.21         08/23/2007          16,795,797
  17,000,000  CHEYNE FINANCE LLC++                                                     5.23         09/06/2007          16,760,437
  30,000,000  COBBLER FUNDING LLC++                                                    5.25         06/28/2007          29,881,875
  19,000,000  COBBLER FUNDING LLC++                                                    5.19         07/18/2007          18,871,259
  61,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                      5.28         06/05/2007          60,964,213
  72,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                     5.31         06/02/2008          72,000,000
  78,700,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                     5.31         06/09/2008          78,700,000
  51,000,000  CROWN POINT CAPITAL COMPANY++                                            5.28         06/07/2007          50,955,120
  36,000,000  CROWN POINT CAPITAL COMPANY+/-                                           5.30         12/14/2007          35,994,283

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$ 20,000,000  DEER VALLEY FUNDING LLC++                                                5.23%        06/01/2007    $     20,000,000
  45,000,000  DEER VALLEY FUNDING LLC++                                                5.23         06/04/2007          44,980,388
  70,000,000  DEER VALLEY FUNDING LLC++                                                5.24         06/06/2007          69,949,056
  45,012,000  DEER VALLEY FUNDING LLC++                                                5.25         06/18/2007          44,900,408
  18,791,000  DEER VALLEY FUNDING LLC++                                                5.26         08/21/2007          18,568,609
  19,611,000  ERASMUS CAPITAL CORPORATION++                                            5.25         06/15/2007          19,570,961
  35,084,000  ERASMUS CAPITAL CORPORATION++                                            5.25         07/20/2007          34,833,296
  20,000,000  ERASMUS CAPITAL CORPORATION++                                            5.25         08/15/2007          19,781,250
  50,000,000  EUREKA SECURITIZATION++                                                  5.24         07/13/2007          49,694,625
  17,750,000  FCAR OWNER TRUST I                                                       5.21         07/27/2007          17,606,146
  29,000,000  FCAR OWNER TRUST II                                                      5.21         07/20/2007          28,794,350
  47,000,000  FIVE FINANCE INCORPORATED++                                              5.24         06/20/2007          46,870,019
  34,899,000  FIVE FINANCE INCORPORATED++                                              5.24         07/06/2007          34,721,209
  30,000,000  FIVE FINANCE INCORPORATED++                                              5.25         08/17/2007          29,663,125
  38,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.24         06/06/2007          37,972,344
  19,500,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.25         06/12/2007          19,468,719
  75,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.25         08/15/2007          74,179,687
  17,000,000  FOX TROT CDO LIMITED++                                                   5.23         06/11/2007          16,975,303
  24,500,000  GEMINI SECURITIZATION LLC++                                              5.26         06/07/2007          24,478,522
  50,000,000  GEMINI SECURITIZATION LLC++                                              5.26         06/12/2007          49,919,639
  74,000,000  GERMAN RESIDENTIAL FUNDING++                                             5.25         08/22/2007          73,115,083
  90,000,000  GERMAN RESIDENTIAL FUNDING+/-                                            5.34         11/23/2007          90,000,000
  92,000,000  GRAMPIAN FUNDING LLC++                                                   5.22         08/16/2007          90,987,131
  10,000,000  HARRIER FINANCE FUNDING US LLC++                                         5.22         07/17/2007           9,933,300
  29,750,000  HARRIER FINANCE FUNDING US LLC++                                         5.25         08/15/2007          29,424,609
  50,000,000  HARRIER FINANCE FUNDING US LLC++                                         5.19         11/19/2007          48,767,375
  75,833,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.29         07/19/2007          75,298,125
  41,500,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.30         07/19/2007          41,206,733
  24,619,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.29         08/15/2007          24,347,678
  18,000,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.28         08/16/2007          17,799,360
  33,538,000  HUDSON-THAMES LLC++                                                      5.24         06/15/2007          33,469,657
  17,000,000  HUDSON-THAMES LLC++                                                      5.22         07/05/2007          16,916,190
  15,548,000  HUDSON-THAMES LLC++                                                      5.24         08/22/2007          15,362,426
  31,389,000  HUDSON-THAMES LLC++                                                      5.19         10/15/2007          30,773,566
  10,000,000  HUDSON-THAMES LLC++                                                      5.19         11/15/2007           9,759,474
  10,000,000  IRISH LIFE & PERMANENT PLC++                                             5.20         07/10/2007           9,943,667
  33,000,000  IRISH LIFE & PERMANENT PLC++                                             5.20         07/19/2007          32,771,200
  50,000,000  IRISH LIFE & PERMANENT PLC++                                             5.20         07/23/2007          49,624,444
  45,500,000  K2 (USA) LLC++                                                           5.24         06/19/2007          45,380,790
  44,000,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++                             5.17         11/19/2007          42,919,470
  45,915,000  KESTREL FUNDING US LLC++                                                 5.25         08/22/2007          45,365,933
  30,889,000  KESTREL FUNDING US LLC++                                                 5.18         11/13/2007          30,155,644
  40,942,000  KLIO FUNDING CORPORATION++                                               5.26         07/10/2007          40,708,699
  53,744,000  KLIO FUNDING CORPORATION++                                               5.25         08/22/2007          53,101,311
  67,087,000  KLIO II FUNDING CORPORATION++                                            5.24         06/06/2007          67,038,222
  40,468,000  KLIO II FUNDING CORPORATION++                                            5.27         06/22/2007          40,343,713
  24,840,000  KLIO II FUNDING CORPORATION++                                            5.25         07/23/2007          24,651,630
  14,500,000  KLIO III FUNDING CORPORATION++                                           5.27         06/22/2007          14,455,425
  30,000,000  KLIO III FUNDING CORPORATION++                                           5.25         07/19/2007          29,790,000
  50,000,000  KLIO III FUNDING CORPORATION++                                           5.25         08/03/2007          49,540,625
  55,000,000  KOCH RESOURCES LLC++                                                     5.26         07/25/2007          54,566,050
  41,326,000  LEGACY CAPITAL LLC++                                                     5.25         07/10/2007          41,091,182
  26,525,000  LIBERTY HARBOUR II CDO++                                                 5.26         08/21/2007          26,211,077
  47,000,000  LIQUID FUNDING LIMITED++                                                 5.32         06/27/2007          47,000,000
  74,500,000  NATIONWIDE BUILDING SOCIETY++                                            5.24         07/05/2007          74,131,308
  59,000,000  NATIONWIDE BUILDING SOCIETY++                                            5.25         07/11/2007          58,656,161
  50,000,000  NEWPORT FUNDING CORPORATION++                                            5.25         06/05/2007          49,970,833
  17,000,000  NEWPORT FUNDING CORPORATION++                                            5.25         07/16/2007          16,888,438
  72,665,000  NORTH SEA FUNDING LLC++                                                  5.24         06/15/2007          72,516,925
  40,000,000  PERRY GLOBAL FUNDING LLC++                                               5.24         06/20/2007          39,889,378
  31,614,000  PERRY GLOBAL FUNDING LLC++                                               5.21         07/18/2007          31,398,963
  79,024,000  PERRY GLOBAL FUNDING LLC++                                               5.21         07/19/2007          78,475,046
  70,000,000  PRUDENTIAL PLC++                                                         5.23         06/04/2007          69,969,492

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$ 33,000,000  PRUDENTIAL PLC++                                                         5.24%        07/05/2007    $     32,836,687
  20,000,000  REGENCY MARKETS #1 LLC++                                                 5.28         06/01/2007          20,000,000
  20,000,000  REGENCY MARKETS #1 LLC++                                                 5.29         06/01/2007          20,000,000
  19,000,000  SHEFFIELD RECEIVABLES++                                                  5.27         06/01/2007          19,000,000
  70,957,000  SIMBA FUNDING CORPORATION++                                              5.23         06/05/2007          70,915,766
  45,288,000  SIMBA FUNDING CORPORATION++                                              5.24         06/20/2007          45,162,754
  35,763,000  SIMBA FUNDING CORPORATION++                                              5.24         07/27/2007          35,471,492
  15,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.21         07/24/2007          14,885,056
  43,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.25         08/13/2007          42,542,229
  29,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.25         08/15/2007          28,682,812
  30,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.18         11/19/2007          29,261,850
  50,000,000  STANFIELD VICTORIA FUNDING LLC+/-                                        5.28         01/17/2008          49,993,750
  14,000,000  SWEDBANK MORTGAGE AB                                                     5.22         08/10/2007          13,857,900
  35,900,000  TANGO FINANCE CORPORATION++                                              5.25         07/09/2007          35,701,054
  30,000,000  TANGO FINANCE CORPORATION++                                              5.26         08/31/2007          29,601,117
   7,750,000  TEMPO FINANCE CORPORATION++                                              5.25         07/18/2007           7,696,880
  24,000,000  THUNDER BAY FUNDING LLC++                                                5.27         06/01/2007          24,000,000
  35,859,000  TIERRA ALTA FUNDING++                                                    5.25         06/06/2007          35,832,878
  15,859,000  TIERRA ALTA FUNDING++                                                    5.25         06/13/2007          15,831,273
  75,000,000  UBS FINANCE DELAWARE LLC                                                 5.19         10/05/2007          73,637,625
  25,000,000  VETRA FINANCE INCORPORATED++                                             5.25         07/30/2007          24,784,896
  80,000,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++                               5.26         08/21/2007          79,053,200
  20,121,000  WHISTLEJACKET CAPITAL LLC++                                              5.25         08/20/2007          19,886,255
  34,000,000  WHITE PINE FINANCE LLC++                                                 5.25         08/16/2007          33,623,167

TOTAL COMMERCIAL PAPER (COST $4,652,634,550)                                                                         4,652,634,550
                                                                                                                  ----------------
CORPORATE BONDS & NOTES - 0.44%
   5,075,000  CEI CAPITAL LLC+/-SS.                                                    5.32         03/01/2033           5,075,000
   2,730,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                          5.32         09/01/2042           2,730,000
  31,815,000  HSBC FINANCE CORPORATION                                                 5.84         02/15/2008          31,925,194
  10,000,000  LP PINEWOOD SPV+/-SS.                                                    5.32         02/01/2018          10,000,000

TOTAL CORPORATE BONDS & NOTES (COST $49,730,194)                                                                        49,730,194
                                                                                                                  ----------------
EXTENDABLE BONDS - 15.68%
  57,500,000  ALLIED IRISH BANKS PLC+/-++                                              5.30         06/18/2008          57,500,000
  70,000,000  BANK OF IRELAND+/-++                                                     5.32         06/19/2008          70,000,000
  48,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.31         06/13/2008          48,000,000
  73,000,000  BES FINANCE LIMITED+/-++                                                 5.37         06/02/2008          73,000,000
  73,500,000  BNP PARIBAS SA+/-                                                        5.32         03/14/2008          73,500,000
  88,000,000  CAISSE NATIONALE+/-++                                                    5.33         06/02/2008          88,000,000
  95,000,000  DNB NOR BANK ASA+/-++                                                    5.32         06/25/2008          95,000,000
 114,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                         5.33         06/13/2008         114,000,710
 175,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                     5.45         07/09/2007         175,000,000
  75,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                     5.45         07/09/2007          75,012,732
 126,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                               5.29         06/06/2008         126,000,000
 100,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                             5.43         06/06/2008         100,000,000
  80,000,000  INTESA BANK (IRELAND) PLC+/-++                                           5.32         06/25/2008          80,000,000
  69,000,000  IRISH LIFE & PERMANENT PLC+/-++                                          5.34         06/20/2008          69,000,000
  33,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.57         07/11/2007          33,000,000
  50,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.30         06/17/2008          50,000,000
  92,500,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.32         06/23/2008          92,500,000
  38,000,000  MORGAN STANLEY+/-                                                        5.40         06/02/2008          38,000,000
  35,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                         5.37         04/04/2008          35,000,000
  27,000,000  NORDEA BANK AB+/-++                                                      5.31         06/06/2008          27,000,000
  75,000,000  NORDEA BANK AB+/-++                                                      5.33         06/10/2008          75,000,000
  45,000,000  NORTHERN ROCK PLC+/-++                                                   5.43         04/08/2008          45,000,000
  50,000,000  NORTHERN ROCK PLC+/-++                                                   5.38         05/02/2008          50,000,000
  12,000,000  PREMIUM ASSET TRUST+/-++                                                 5.38         06/13/2008          12,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE         VALUE
EXTENDABLE BONDS (continued)
$ 58,000,000  TOTTA IRELAND PLC+/-++                                                   5.32%        06/06/2008    $     58,000,000

TOTAL EXTENDABLE BONDS (COST $1,759,513,442)                                                                         1,759,513,442
                                                                                                                  ----------------
MEDIUM TERM NOTES - 8.57%
  36,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                       5.38         11/14/2007          36,008,001
  26,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.31         12/10/2007          26,000,000
  31,000,000  CHEYNE FINANCE LLC+/-++                                                  5.32         07/16/2007          30,999,061
  82,750,000  CULLINAN FINANCE CORPORATION+/-++                                        5.31         01/04/2008          82,740,768
  22,000,000  KESTREL FUNDING US LLC+/-++                                              5.32         09/21/2007          21,998,677
  30,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.39         07/19/2007          30,003,704
  81,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.35         06/27/2008          81,000,000
  27,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         07/10/2007          26,999,433
  35,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         01/07/2008          34,995,836
  37,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.36         03/20/2008          37,008,768
  29,500,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         04/02/2008          29,492,822
  28,000,000  MONUMENT GLOBAL FUNDING II+/-++                                          5.33         12/20/2007          28,000,000
  56,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                         5.46         02/01/2008          56,047,782
  58,500,000  PARCS MASTER TRUST+/-++(I)                                               5.35         06/20/2007          58,500,000
  55,000,000  PYXIS MASTER TRUST SERIES 2007-1+/-++(I)                                 5.34         12/20/2007          55,000,000
  68,000,000  PYXIS MASTER TRUST SERIES 2007-3+/-++(I)                                 5.37         08/27/2007          68,000,000
  26,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.31         06/18/2007          25,999,872
  38,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.32         10/12/2007          37,997,958
  41,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.31         03/25/2008          40,995,047
 106,000,000  SEDNA FINANCE INCORPORATED++                                             5.35         05/29/2008         106,000,000
  22,800,000  VETRA FINANCE INCORPORATED+/-++                                          5.32         12/06/2007          22,798,826
  25,500,000  ZELA FINANCE INCORPORATED+/-++                                           5.31         12/07/2007          25,498,676

TOTAL MEDIUM TERM NOTES (COST $962,085,231)                                                                            962,085,231
                                                                                                                  ----------------
MUNICIPAL BONDS & NOTES - 1.22%
  24,500,000  CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC)+/-SS.          3.70         05/01/2033          24,498,775
   9,600,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
              REVENUE)+/-SS.                                                           5.35         11/01/2033           9,600,000
   9,670,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
              REVENUE)+/-SS.                                                           5.35         11/01/2036           9,670,000
  26,650,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REVENUE YALE UNIVERSITY SERIES U (COLLEGE & UNIVERSITY
              REVENUE LOC)+/-SS.                                                       3.70         07/01/2033          26,648,668
     135,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                        5.37         12/15/2026             135,000
     140,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                        5.37         12/15/2026             140,000
     165,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                        5.37         12/15/2026             165,000
      65,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                        5.48         12/15/2026              65,000
     245,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                        5.37         12/15/2026             245,000
   5,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION (IDR LOC)+/-SS.(I)              5.30         02/01/2023           5,000,000
  10,505,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
              BANK OF AMERICA NA LOC)+/-SS.                                            5.33         11/01/2028          10,505,000
   1,200,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
              (IDR)+/-SS.(I)                                                           5.30         10/01/2021           1,200,000
  21,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HEFAR, AMBAC INSURED)+/-SS.                                           5.32         12/01/2046          21,000,000
  27,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                  5.32         06/01/2045          26,999,734
     810,000  SUSSEX WI ROTATING EQUIPMENT PROJECT SERIES B (IDR LOC)+/-SS.            5.36         11/01/2020             810,000

TOTAL MUNICIPAL BONDS & NOTES (COST $136,682,177)                                                                      136,682,177
                                                                                                                  ----------------
PROMISSORY NOTES - 0.98%
 110,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++(I)                                 5.38         01/28/2008         110,000,000

TOTAL PROMISSORY NOTES (COST $110,000,000)                                                                             110,000,000
                                                                                                                  ----------------
SECURED MASTER NOTE AGREEMENT - 4.11%
 127,900,000  BANK OF AMERICA SECURITIES+/-(E)                                         5.37                 --         127,900,000
  69,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-(E)                                5.43                 --          69,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE         VALUE
SECURED MASTER NOTE AGREEMENT (continued)
$264,600,000  CITIGROUP GLOBAL+/-(E)                                                   5.38%                --    $    264,600,000

TOTAL SECURED MASTER NOTE AGREEMENTS (COST $461,500,000)                                                               461,500,000
                                                                                                                  ----------------

TIME DEPOSITS - 14.60%
  47,000,000  ALLIED IRISH BANKS PLC                                                   5.29         06/06/2007          47,000,000
  82,000,000  BNP PARIBAS (PARIS)                                                      5.28         06/07/2007          82,000,000
  76,000,000  DEXIA BANK (GRAND CAYMAN)                                                5.29         06/07/2007          76,000,000
 235,000,000  DEXIA BANK SA (BRUSSELS)                                                 5.28         06/05/2007         235,000,000
 295,000,000  ING BANK NV (AMSTERDAM)                                                  5.33         06/01/2007         295,000,000
 119,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.27         06/01/2007         119,000,000
 234,000,000  NATIXIS                                                                  5.29         06/07/2007         234,000,000
 155,000,000  RABOBANK NED (CAYMAN ISLANDS)                                            5.28         06/01/2007         155,000,000
  48,000,000  SKANDINAV ENSKILDA BANK                                                  5.27         06/01/2007          48,000,000
 118,000,000  SKANDINAV ENSKILDA BANK                                                  5.28         06/06/2007         118,000,000
  89,000,000  SOCIETE GENERALE (CANADA)                                                5.29         06/07/2007          89,000,000
  71,000,000  SOCIETE GENERALE (CAYMAN ISLANDS)                                        5.28         06/06/2007          71,000,000
  70,000,000  UBS AG (CAYMAN ISLANDS)                                                  5.31         06/01/2007          70,000,000

TOTAL TIME DEPOSITS (COST $1,639,000,000)                                                                            1,639,000,000
                                                                                                                  ----------------
REPURCHASE AGREEMENTS - 8.23%
 290,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $290,042,856)                      5.32         06/01/2007         290,000,000
  81,191,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $81,202,976)                       5.31         06/01/2007          81,191,000
 217,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $217,032,068)                      5.32         06/01/2007         217,000,000
 162,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $162,023,940)                      5.32         06/01/2007         162,000,000
 173,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $173,025,614)                                 5.33         06/01/2007         173,000,000

TOTAL REPURCHASE AGREEMENTS (COST $923,191,000)                                                                        923,191,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $11,332,844,468)*                                  100.97%                                                  $ 11,332,844,468

OTHER ASSETS AND LIABILITIES, NET                         (0.97)                                                      (108,692,750)
                                                         ------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $ 11,224,151,718
                                                         ------                                                   ----------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 91.42%

ALABAMA - 6.07%
$  7,960,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
              AMBAC INSURED)+/-SS.                                                     3.83%        06/01/2025    $    7,960,000
   6,000,000  BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
              HOUSING REVENUE (OTHER REVENUE LOC)+/-SS.                                3.78         07/01/2037         6,000,000
  19,850,000  COLUMBIA AL IDA SERIES A (IDR)+/-SS.                                     3.89         06/01/2022        19,850,000
  14,465,000  COLUMBIA AL IDA SERIES B (PCR)+/-SS.                                     3.89         05/01/2022        14,465,000
  10,000,000  DCH HEALTH CARE AUTHORITY ALABAMA HEALTH CARE FACILITIES (HCFR,
              REGIONS BANK LOC)+/-SS.                                                  3.77         06/01/2020        10,000,000
   8,700,000  EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)+/-SS.               3.89         06/01/2028         8,700,000
  22,825,000  JEFFERSON COUNTY AL SERIES C-7 (SEWER REVENUE, XLCA COMPANY
              INSURED)+/-SS.                                                           3.78         02/01/2040        22,825,000
  22,800,000  JEFFERSON COUNTY AL SERIES C4 (SEWER REVENUE, XLCA COMPANY
              INSURED)+/-SS.                                                           3.79         02/01/2040        22,800,000
  15,070,000  JEFFERSON COUNTY AL SUBSERIES B2 (SEWER REVENUE, XLCA COMPANY
              INSURED)+/-SS.                                                           3.78         02/01/2042        15,070,000
  47,000,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
              SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA)+/-SS.                       3.77         02/01/2040        47,000,000
  10,450,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
              SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
              REVENUE, REGIONS BANK LOC)+/-SS.                                         3.79         09/01/2024        10,450,000
   6,120,000  MOBILE AL IDA PCR (PCR)+/-SS.                                            3.91         07/15/2032         6,120,000
  12,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              PROJECT SERIES C (IDR)+/-SS.                                             3.86         08/01/2017        12,000,000
   5,595,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES
              435 (NURSING HOME REVENUE, MBIA INSURED)+/-SS.                           3.82         11/15/2029         5,595,000
  41,410,000  PELL CITY AL NOLAND HEALTH SERVICES (HCFR, ALLIED IRISH BANK
              PLC LOC)+/-SS.                                                           3.76         10/01/2025        41,410,000
   7,560,000  PELL CITY AL NOLAND HEALTH SERVICES (HCFR, ALLIED IRISH BANK
              PLC LOC)+/-SS.                                                           3.79         12/01/2036         7,560,000
   5,750,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
              UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)+/-SS.        3.78         03/01/2025         5,750,000

                                                                                                                     263,555,000
                                                                                                                  --------------
ALASKA - 1.42%
   7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
              (HOUSING REVENUE, MBIA INSURED)+/-SS.                                    3.83         06/01/2026         7,495,000
   6,475,000  ANCHORAGE AK PLANT 2657 (LEASE REVENUE, FIRST SECURITY BANK
              LOC)+/-SS.                                                               3.83         02/01/2018         6,475,000
  10,000,000  NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)+/-SS.                                                           3.78         06/30/2010        10,000,000
  15,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
              PROJECT SERIES B (IDR LOC)+/-SS.                                         3.90         07/01/2037        15,000,000
  22,480,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
              PROJECT SERIES C (IDR LOC)+/-SS.                                         3.90         07/01/2037        22,480,000

                                                                                                                      61,450,000
                                                                                                                  --------------
ARIZONA - 0.74%
  21,850,000  ARIZONA BANNER HEALTH SERIES B (HCFR, FGIC INSURED)+/-SS.                3.83         01/01/2035        21,850,000
  10,425,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)+/-SS.                                                           3.77         04/15/2030        10,425,000

                                                                                                                      32,275,000
                                                                                                                  --------------
CALIFORNIA - 1.55%
  16,720,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)+/-SS.                     3.82         11/01/2026        16,720,000
  18,479,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR)+/-SS.              3.85         11/01/2026        18,479,000
      90,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK
              ONE CHICAGO NA LOC)+/-SS.                                                3.82         11/01/2026            90,000
   1,800,000  CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
              INSURED)+/-SS.                                                           3.79         07/01/2014         1,800,000
     875,000  CALIFORNIA STATE RR II R 880 (PROPERTY TAX REVENUE, CFIG
              INSURED)+/-SS.                                                           3.79         08/01/2028           875,000
     230,000  CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY
              BANK LOC)+/-SS.                                                          3.81         12/01/2029           230,000
   1,605,000  CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)+/-SS.            3.79         10/01/2041         1,605,000
  14,425,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 235 (WATER REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                           3.82         07/01/2029        14,425,000
   1,285,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)+/-SS.                                                           3.79         08/01/2036         1,285,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$  3,305,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE,
              MBIA INSURED)+/-SS.                                                      3.78%        09/01/2025    $    3,305,000
     230,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
              LOC)+/-SS.                                                               3.78         01/01/2009           230,000
   1,505,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
              LOC)+/-SS.                                                               3.77         08/01/2020         1,505,000
   2,135,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
              SEWER REVENUE)+/-SS.                                                     3.79         12/01/2035         2,135,000
   2,275,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              CLASS A (SEWER REVENUE, AMBAC INSURED)+/-SS.                             3.80         12/01/2035         2,275,000
   2,210,000  WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
              REVENUE, AMBAC INSURED)+/-SS.                                            3.78         01/01/2021         2,210,000

                                                                                                                      67,169,000
                                                                                                                  --------------
COLORADO - 1.23%
   1,600,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)+/-SS.          3.95         11/01/2020         1,600,000
  13,785,000  BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
              (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)+/-SS.              3.78         12/01/2030        13,785,000
  11,040,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
              NATIONAL JEWISH FEDERAL BUILDING (RECREATIONAL FACILITIES
              REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                  3.88         07/01/2036        11,040,000
  14,975,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.          3.82         01/01/2025        14,975,000
   5,255,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-SS.                    3.83         12/15/2012         5,255,000
   3,230,000  MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION
              SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.                    3.83         12/01/2012         3,230,000
   3,510,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
              (PROPERTY TAX REVENUE, US BANK NA LOC)+/-SS.                             3.81         11/15/2034         3,510,000

                                                                                                                      53,395,000
                                                                                                                  --------------
DELAWARE - 0.36%
  15,600,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
              WACHOVIA BANK LOC)+/-SS.                                                 3.78         07/01/2036        15,600,000
                                                                                                                  --------------
DISTRICT OF COLUMBIA - 1.26%
  10,400,000  DISTRICT OF COLUMBIA FAMILY & CHILD SERVICES (OTHER REVENUE,
              BANK OF AMERICA NA LOC)+/-SS.                                            3.76         07/01/2041        10,400,000
     100,000  DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
              (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.                                 3.81         12/01/2023           100,000
  14,890,000  DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
              (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.                                 3.81         04/01/2036        14,890,000
  24,300,000  DISTRICT OF COLUMBIA SERIES C (OTHER REVENUE, FGIC INSURED)+/-SS.        3.80         06/01/2026        24,300,000
   5,000,000  DISTRICT OF COLUMBIA SERIES D (PROPERTY TAX REVENUE, FGIC
              INSURED)+/-SS.                                                           3.80         06/01/2029         5,000,000

                                                                                                                      54,690,000
                                                                                                                  --------------
FLORIDA - 3.66%
  14,990,000  ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY CONTINUING CARE
              OAK HAMMOCK UNIVERSITY (BANQUE NATIONALE PARIS LOC)+/-SS.                3.90         10/01/2037        14,990,000
   6,000,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
              SERIES A (HCFR, BNP PARIBAS LOC)+/-SS.                                   3.90         10/01/2032         6,000,000
   4,715,000  BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES
              657 (TAX INCREMENTAL REVENUE, MBIA INSURED)+/-SS.                        3.83         10/01/2012         4,715,000
   2,620,000  BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE,
              FGIC INSURED)+/-SS.                                                      3.83         07/01/2012         2,620,000
   7,450,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
              (OTHER REVENUE, FNMA INSURED)+/-SS.                                      3.77         04/15/2036         7,450,000
   4,000,000  DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
              REVENUE, US BANK NA LOC)+/-SS.                                           3.77         07/01/2025         4,000,000
   9,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A (FLORIDA
              STATE BOARD OF EDUCATION LOTTERY SERIES B) (OTHER REVENUE,
              FGIC INSURED)+/-SS.                                                      3.83         07/01/2019         9,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FLORIDA (continued)
$ 22,540,000  FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES REVENUE)+/-SS.              3.75%        11/01/2026    $   22,540,000
   5,100,000  FLORIDA HFA (MFHR, FHLMC INSURED)+/-SS.                                  3.77         12/01/2013         5,100,000
   1,845,000  FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING
              REVENUE, MBIA INSURED)+/-SS.                                             3.83         01/01/2016         1,845,000
     505,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
              (HCFR, WACHOVIA BANK LOC)+/-SS.                                          3.93         12/01/2014           505,000
  18,600,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMUNITY HEALTH CARE
              FACILITIES SERIES B (HFFA REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.        3.82         09/01/2023        18,600,000
   1,415,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
              BANK OF AMERICA NA LOC)+/-SS.                                            3.78         05/01/2027         1,415,000
   1,200,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
              PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-SS.           3.76         01/01/2028         1,200,000
   1,860,000  ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE
              REVENUE, AMBAC INSURED)+/-SS.                                            3.83         08/01/2012         1,860,000
   1,330,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
              (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-SS.                   3.80         03/01/2027         1,330,000
   3,400,000  PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
              (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)+/-SS.                        3.81         08/01/2031         3,400,000
     280,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
              UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.                3.80         05/01/2025           280,000
   5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
              (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
              LOC)+/-SS.                                                               3.78         05/01/2031         5,500,000
  30,165,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
              GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
              LOC)+/-SS.                                                               3.90         06/01/2036        30,165,000
   2,200,000  SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
              INSURED)+/-SS.                                                           3.83         10/01/2010         2,200,000
  14,300,000  TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT (HEFAR)+/-SS.                   3.77         10/01/2037        14,300,000

                                                                                                                     159,015,000
                                                                                                                  --------------
GEORGIA - 2.33%
   1,190,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
              SERIES 580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)+/-SS.            3.83         07/15/2012         1,190,000
   4,270,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20001003 CLASS A (ATLANTA
              GA AIRPORT SERIES A) (AIRPORT REVENUE, FGIC INSURED)+/-SS.               3.83         01/01/2030         4,270,000
  24,720,000  FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
              WACHOVIA BANK LOC)+/-SS.                                                 3.78         10/01/2018        24,720,000
   5,480,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
              WACHOVIA BANK LOC)+/-SS.                                                 3.87         10/01/2033         5,480,000
  25,065,000  FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
              LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND LOC)+/-SS.        3.77         07/01/2017        25,065,000
   5,220,000  FULTON DE KALB GA ROCS RR II R 2074 (HCFR, FIRST SECURITY
              BANK LOC)+/-SS.                                                          3.82         01/01/2020         5,220,000
  18,040,000  GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL
              SUBDIVISION)+/-SS.                                                       3.86         12/01/2022        18,040,000
   5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
              UNIVERSITY PROJECT SERIES A (OTHER REVENUE)+/-SS.                        3.81         10/01/2036         5,500,000
   2,300,000  GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY DEAN
              WITTER LOC)+/-SS.                                                        3.82         05/01/2020         2,300,000
   9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)+/-SS.       3.76         01/01/2034         9,285,000

                                                                                                                     101,070,000
                                                                                                                  --------------
HAWAII - 0.33%
   8,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20011101 CLASS A (HAWAII
              STATE HIGHWAY ) (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)+/-SS.       3.83         07/01/2016         8,000,000
   6,455,000  HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES,
              MBIA INSURED)+/-SS.                                                      3.82         10/01/2021         6,455,000

                                                                                                                      14,455,000
                                                                                                                  --------------
ILLINOIS - 8.71%
   5,000,000  CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY
              TAX REVENUE)+/-SS.                                                       3.86         06/01/2021         5,000,000
  15,840,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE,
              MBIA INSURED)+/-SS.                                                      3.82         01/01/2026        15,840,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
ILLINOIS (continued)
$  5,355,000  CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
              GOVERNMENTS, AMBAC INSURED)+/-SS.                                        3.82%        01/01/2024    $    5,355,000
   5,700,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)+/-SS.         3.80         01/01/2027         5,700,000
   3,747,000  COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
              REVENUE, FGIC INSURED)+/-SS.                                             3.82         11/15/2028         3,747,000
   5,125,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A
              (ILLINOIS STATE) (GO - STATES, TERRITORIES, FGIC INSURED)+/-SS.          3.83         02/01/2019         5,125,000
  18,025,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303 CLASS A (COOK
              COUNTY IL SERIES C) (PROPERTY TAX REVENUE, AMBAC INSURED)+/-SS.          3.83         11/15/2025        18,025,000
   3,999,755  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
              STATES, TERRITORIES, FGIC INSURED)+/-SS.                                 3.83         02/01/2027         3,999,755
   5,500,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021306 CLASS A
              (RECREATIONAL FACILITIES REVENUE LOC, FGIC INSURED)+/-SS.                3.83         01/01/2029         5,500,000
  31,000,000  HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
              NORTHERN TRUST CORPORATION LOC)+/-SS.                                    3.78         01/01/2010        31,000,000
   4,080,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LITTLE CITY FOUNDATION
              PROJECT (HFFA REVENUE)+/-SS.                                             3.79         02/01/2019         4,080,000
   9,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
              PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC)+/-SS.                     3.79         04/01/2035         9,000,000
  11,700,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
              PROJECT (EDUCATIONAL FACILITIES REVENUE, FIFTH THIRD BANK
              LOC)+/-SS.                                                               3.79         07/01/2033        11,700,000
  10,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
              PREP (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.               3.79         06/01/2024        10,000,000
  11,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
              PROJECT (IDR, BANK ONE CHICAGO NA LOC)+/-SS.                             3.86         09/01/2008        11,300,000
  12,750,000  ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE, NORTHERN
              TRUST CORPORATION LOC)+/-SS.                                             3.79         07/01/2035        12,750,000
  20,000,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
              NORTHERN TRUST CORPORATION LOC)+/-SS.                                    3.79         09/01/2024        20,000,000
   3,400,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
              REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.                           3.79         02/01/2035         3,400,000
  41,870,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
              TERRITORIES, NORTHERN TRUST CORPORATION LOC)+/-SS.                       3.78         09/01/2035        41,870,000
   5,700,000  ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
              INSURED)+/-SS.                                                           3.80         08/01/2015         5,700,000
  20,535,000  ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
              INSURED)+/-SS.                                                           3.82         05/15/2024        20,535,000
  13,075,000  ILLINOIS HEALTH FACILITIES AUTHORITY RIVERSIDE HEALTH SYSTEM
              SERIES B (NURSING HOME REVENUE, LASALLE NATIONAL BANK NA
              LOC)+/-SS.                                                               3.81         11/15/2017        13,075,000
   6,450,000  ILLINOIS HEALTH FACILITIES AUTHORITY UNIVERSITY OF CHICAGO
              HOSPITALS (HCFR LOC)+/-SS.                                               3.93         08/15/2026         6,450,000
  13,300,000  ILLINOIS RIVERSIDE HEALTH SYSTEMS (HCFR, LASALLE NATIONAL
              BANK NA LOC)+/-SS.                                                       3.82         11/01/2019        13,300,000
   4,500,000  ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.80         06/15/2019         4,500,000
     185,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
              TRUST CORPORATION LOC)+/-SS.                                             3.86         03/01/2028           185,000
     200,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
              INSURED)+/-SS.                                                           3.83         11/01/2012           200,000
   2,280,000  ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
              INSURED)+/-SS.                                                           3.83         11/01/2012         2,280,000
   7,530,000  ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)+/-SS.                 3.84         05/01/2012         7,530,000
   5,210,000  ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA
              INSURED)+/-SS.                                                           3.82         10/01/2020         5,210,000
  16,480,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY (TOLL ROAD REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                           3.83         01/01/2031        16,480,000
  21,460,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE &
              LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)+/-SS.                        3.82         01/01/2014        21,460,000
   4,300,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
              UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                  3.81         10/01/2032         4,300,000
  12,152,000  MONTGOMERY IL SPECIAL SERVICE AREA #10 BLACKBERRY CROSSING
              WEST (SPECIAL TAX REVENUE, BANK OF AMERICA NA LOC)+/-SS.                 3.79         03/01/2025        12,152,000
   4,500,000  NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
              WASTE REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.                     3.79         05/01/2015         4,500,000
   8,470,000  ORLAND HILLS IL MFHR SERIES A LASALLE NATIONAL BANK LOC
              (HOUSING REVENUE LOC)+/-SS.                                              3.79         12/01/2014         8,470,000
   2,570,000  WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.          3.79         12/01/2032         2,570,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
ILLINOIS (continued)
$  5,830,000  WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
              (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                      3.79%        12/01/2025    $    5,830,000

                                                                                                                     378,118,755
                                                                                                                  --------------
INDIANA - 4.84%
  11,325,000  DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
              CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-SS.               3.82         07/15/2019        11,325,000
  12,160,000  DYER IN RDA ECONOMIC DEVELOPMENT (LEASE REVENUE, CIFG
              INSURED)+/-SS.                                                           3.83         07/15/2023        12,160,000
  31,100,000  GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT
              (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.            3.83         10/01/2042        31,100,000
   5,410,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
              REVENUE, MBIA INSURED)+/-SS.                                             3.83         07/15/2012         5,410,000
  10,000,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              FLOYD MEMORIAL HOSPITAL & HEALTH PROJECT (HOSPITAL REVENUE,
              NATIONAL CITY BANK)+/-SS.                                                3.95         10/01/2036        10,000,000
  27,100,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              HARRISON COUNTY HOSPITAL PROJECT (HCFR, JPMORGAN CHASE BANK
              LOC)+/-SS.                                                               3.90         01/01/2032        27,100,000
   6,125,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH
              THIRD BANK LOC)+/-SS.                                                    3.90         02/15/2036         6,125,000
  11,120,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH
              THIRD BANK LOC)+/-SS.                                                    3.77         01/01/2022        11,120,000
   1,435,000  INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL (HCFR
              LOC)+/-SS.                                                               3.77         01/01/2020         1,435,000
   7,055,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
              A MBIA INSURED (HCFR LOC)+/-SS.                                          3.77         12/01/2015         7,055,000
  16,365,000  INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM (ELECTRIC
              REVENUE, AMBAC INSURED)+/-SS.                                            3.82         01/01/2025        16,365,000
     605,000  INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)+/-SS.             3.95         01/01/2035           605,000
   7,600,000  INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)+/-SS.                    3.82         11/01/2019         7,600,000
   8,425,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
              UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
              FIFTH THIRD BANK LOC)+/-SS.                                              3.95         10/01/2030         8,425,000
  12,000,000  INDIANA STATE FINANCE AUTHORITY GOODWILL INDUSTRIES CENTRAL
              INDIANA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
              LOC)+/-SS.                                                               3.83         12/01/2036        12,000,000
   1,985,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
              ROAD REVENUE, FGIC INSURED)+/-SS.                                        3.83         12/01/2022         1,985,000
   2,045,000  INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
              INSURED)+/-SS.                                                           3.82         08/01/2023         2,045,000
  32,500,000  MT. VERNON IN POLLUTION & SOLID WASTE DISPOSAL REVENUE
              GENERAL ELECTRIC COMPANY PROJECT (PCR LOC)+/-SS.                         3.88         12/01/2014        32,500,000
   5,810,000  NOBLESVILLE IN MULTIPLE SCHOOL BUILDING CORPORATION (OTHER
              REVENUE, FGIC INSURED)+/-SS.                                             3.82         07/15/2022         5,810,000

                                                                                                                     210,165,000
                                                                                                                  --------------
IOWA - 2.15%
   8,640,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
              REVENUE, KBC BANK NV LOC)+/-SS.                                          3.95         11/01/2026         8,640,000
   2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
              (MFHR, FHLMC INSURED)+/-SS.                                              3.84         05/01/2031         2,960,000
   9,465,000  IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY FAMILY
              CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
              IRISH BANK PLC LOC)+/-SS.                                                3.95         03/01/2036         9,465,000
   4,500,000  IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE, US BANK NA LOC)+/-SS.                                3.95         10/01/2012         4,500,000
   5,715,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES PROJECT A
              (HOUSING REVENUE, CITIBANK NA LOC)+/-SS.                                 3.80         06/01/2039         5,715,000
  12,500,000  IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
              (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.       3.90         11/01/2030        12,500,000
   4,700,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
              PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
              CORPORATION LOC)+/-SS.                                                   3.95         05/01/2029         4,700,000
  13,835,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
              (COLLEGE & UNIVERSITY REVENUE LOC)+/-SS.                                 3.90         04/01/2033        13,835,000
   8,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
              UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN
              TRUST CORPORATION LOC)+/-SS.                                             3.90         04/01/2035         8,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
IOWA (continued)
$  3,150,000  IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES (COLLEGE &
              UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                  3.90%        11/01/2032    $    3,150,000
  19,970,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
              (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)                4.25         01/25/2008        20,054,220

                                                                                                                      93,519,220
                                                                                                                  --------------
KANSAS - 0.08%
   3,565,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY DEACONESS LONG
              TERM CARE SERIES C (HCFR, JPMORGAN CHASE BANK LOC)+/-SS.                 3.83         05/15/2030         3,565,000
                                                                                                                  --------------
KENTUCKY - 1.29%
   9,810,000  JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
              PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)+/-SS.                  3.78         09/01/2029         9,810,000
  35,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
              REVENUE, SOCIETE GENERALE LOC)+/-SS.                                     3.92         08/01/2016        35,000,000
  11,000,000  LEXINGTON KY CONTROL CORPORATION MORTGAGE SERIES A (LEASE
              REVENUE, AMBAC INSURED)+/-SS.                                            3.83         10/01/2021        11,000,000

                                                                                                                      55,810,000
                                                                                                                  --------------
LOUISIANA - 2.44%
  15,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2002-17 (OTHER REVENUE,
              AMBAC INSURED)+/-SS.                                                     3.83         06/01/2010        15,000,000
  11,660,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
              INSURED)+/-SS.                                                           3.83         02/01/2024        11,660,000
   8,500,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
              PUTTABLE (IDR, BANQUE NATIONALE PARIS LOC)+/-SS.                         3.83         08/01/2007         8,500,000
   7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-SS.             3.86         09/01/2033         7,845,000
   5,620,000  LOUISIANA PFA REVENUE SERIES II-R-192 (HCFR LOC)+/-SS.                   3.82         05/15/2022         5,620,000
  37,725,000  LOUISIANA STATE GAS & FUELS TAX (TAX REVENUE, FGIC INSURED)+/-SS.        3.83         05/01/2041        37,725,000
  13,490,000  LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
              BOARD SERIES B (EDUCATIONAL FACILITIES REVENUE, AMBAC
              INSURED)+/-SS.                                                           3.77         07/01/2034        13,490,000
   6,320,000  LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
              SERIES 7038 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)+/-SS.         3.82         07/01/2024         6,320,000

                                                                                                                     106,160,000
                                                                                                                  --------------
MAINE - 0.25%
   4,595,000  MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                     3.78         01/01/2030         4,595,000
   4,190,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.83         07/01/2012         4,190,000
   1,925,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.78         08/01/2024         1,925,000

                                                                                                                      10,710,000
                                                                                                                  --------------
MARYLAND - 0.84%
  29,700,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA
              JULE COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
              NA LOC)+/-SS.                                                            3.76         07/01/2030        29,700,000
   2,905,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
              WACHOVIA BANK LOC)+/-SS.                                                 3.83         03/01/2032         2,905,000
   3,740,000  WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
              LOC)+/-SS.                                                               3.81         04/01/2030         3,740,000

                                                                                                                      36,345,000
                                                                                                                  --------------
MASSACHUSETTS - 0.36%
   2,900,000  MASSACHUSETTS STATE CENTRAL ARTERY SERIES B (OTHER REVENUE,
              STATE STREET BANK & TRUST LOC)+/-SS.                                     3.90         12/01/2030         2,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MASSACHUSETTS (continued)
$  8,400,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
              BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
              BANK LOC)+/-SS.                                                          3.78%        06/01/2036    $    8,400,000
   4,500,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
              CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)+/-SS.                       3.82         10/15/2011         4,500,000

                                                                                                                      15,800,000
                                                                                                                  --------------
MICHIGAN - 3.82%
  31,785,000  DEARBORN MI SCHOOL DISTRICT SERIES C05 (PROPERTY TAX REVENUE,
              FGIC INSURED)+/-SS.                                                      3.83         05/01/2022        31,785,000
  10,970,000  DETROIT MI (WATER REVENUE, MBIA INSURED)+/-SS.                           3.82         01/01/2011        10,970,000
  11,235,000  DETROIT MI SEWER DISPOSAL LIEN SERIES C-1 (SEWER REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                           3.73         07/01/2027        11,235,000
   6,500,000  EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
              FGIC INSURED)+/-SS.                                                      3.90         06/01/2027         6,500,000
  25,615,000  EASTERN MICHIGAN UNIVERSITY SERIES A (COLLEGE & UNIVERSITY
              REVENUE, XLCA COMPANY INSURED)+/-SS.                                     3.90         06/01/2036        25,615,000
     800,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD
              GENERAL HOSPITAL SERIES B (HCFR, MBIA INSURED)+/-SS.                     3.95         02/15/2016           800,000
   8,200,000  FOREST HILLS MI PUBLIC SCHOOLS (TAX REVENUE, MERRILL LYNCH
              CAPITAL SERVICES LOC)+/-SS.                                              3.82         05/01/2017         8,200,000
   1,570,000  GRAND RAPIDS MI ECONOMIC DEVELOPMENT CORPORATION CORNERSTONE
              UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY
              BANK)+/-SS.                                                              3.79         05/01/2034         1,570,000
  10,290,000  JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE
              MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE)+/-SS.                      3.78         06/01/2032        10,290,000
   4,760,000  MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
              UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-SS.                          3.78         04/01/2032         4,760,000
   6,000,000  MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA
              SCOTIA)                                                                  4.50         08/20/2007         6,010,398
   5,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
              HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)+/-SS.        3.79         01/01/2034         5,000,000
  11,000,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND
              RAPIDS ART MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE,
              LASALLE NATIONAL BANK NA LOC)+/-SS.                                      3.78         05/01/2041        11,000,000
   8,640,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
              PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
              LOC)+/-SS.                                                               3.77         09/01/2022         8,640,000
     800,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION REVENUE
              DETROIT SYMPHONY PROJECT SERIES A STANDARD FEDERAL BANK LOC
              (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                 3.90         06/01/2031           800,000
   7,250,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION YMCA
              NILES MICHIGAN INCORPORATED (IDR, LASALLE NATIONAL BANK NA
              LOC)+/-SS.                                                               3.78         09/01/2040         7,250,000
   6,670,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
              OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.78         08/01/2020         6,670,000
   8,915,000  ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY WILLIAM
              BEAUMONT HOSPITAL (HOSPITAL REVENUE, AMBAC INSURED)+/-SS.                3.90         01/01/2020         8,915,000

                                                                                                                     166,010,398
                                                                                                                  --------------
MINNESOTA - 5.61%
   9,000,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
              REVENUE, FNMA INSURED)+/-SS.                                             3.77         11/15/2033         9,000,000
   3,143,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
              LOC)+/-SS.                                                               3.95         09/01/2029         3,143,000
   2,100,000  BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK NA LOC)+/-SS.            3.95         12/01/2014         2,100,000
   3,495,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
              INSURED)+/-SS.                                                           3.77         07/15/2030         3,495,000
   7,125,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
              INSURED)+/-SS.                                                           3.77         01/01/2035         7,125,000
   8,115,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
              NATIONAL BANK NA LOC)+/-SS.                                              3.77         06/01/2013         8,115,000
     960,000  COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN
              AMRO BANK INSURED)+/-SS.                                                 3.77         06/01/2013           960,000
   2,500,000  COHASSET MN POWER & LIGHT COMPANY PROJECT D PUTTABLE (POWER
              REVENUE LOC)+/-                                                          3.77         12/01/2007         2,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (continued)
$  1,850,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
              INSURED)+/-SS.                                                           3.77%        05/01/2027    $    1,850,000
   3,260,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
              CENTER PROJECT (HCFR, US BANK NA LOC)+/-SS.                              3.95         06/01/2019         3,260,000
   9,140,000  EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)+/-SS.                            3.84         12/01/2029         9,140,000
   1,950,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
              (MINNESOTA STATE) (PROPERTY TAX REVENUE)+/-SS.                           3.83         10/01/2019         1,950,000
  12,455,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-SS.                    3.77         12/01/2029        12,455,000
   7,375,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-SS.                    3.82         02/01/2021         7,375,000
  11,085,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
              (HOUSING REVENUE, FNMA INSURED)+/-SS.                                    3.77         05/15/2035        11,085,000
   5,185,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
              NATIONAL BANK NA LOC)+/-SS.                                              3.95         05/01/2027         5,185,000
     510,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
              LOC)+/-SS.                                                               3.77         03/01/2029           510,000
  10,280,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
              PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-SS.                   3.82         10/01/2031        10,280,000
   7,505,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              (AIRPORT REVENUE, FGIC INSURED)+/-SS.                                    3.82         01/01/2023         7,505,000
   9,930,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
              SERIES B (HCFR, AMBAC INSURED)+/-SS.                                     3.75         11/15/2029         9,930,000
   4,885,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
              SERIES C (HCFR LOC)+/-SS.                                                3.76         11/15/2026         4,885,000
   8,300,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
              LOCAL GOVERNMENTS, US BANK NA LOC)+/-SS.                                 3.95         08/01/2036         8,300,000
   3,380,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
              REVENUE, US BANK NA LOC)+/-SS.                                           3.95         10/01/2021         3,380,000
     880,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
              2003-B06 (PCR LOC)+/-SS.                                                 3.83         03/01/2021           880,000
   9,175,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
              SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK
              LOC)+/-SS.                                                               3.90         12/01/2034         9,175,000
   8,695,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                     3.76         10/01/2021         8,695,000
   7,190,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                     3.76         04/01/2027         7,190,000
   3,820,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)+/-SS.                      3.77         05/15/2034         3,820,000
   2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
              INSURED)+/-SS.                                                           3.77         11/15/2031         2,665,000
   5,350,000  PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)+/-SS.          3.77         05/15/2036         5,350,000
   2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
              REVENUE, FNMA INSURED)+/-SS.                                             3.77         09/15/2031         2,865,000
     900,000  ROCHESTER MN SERIES 177 (HCFR LOC)+/-SS.                                 3.82         11/15/2027           900,000
     650,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK
              NA LOC)+/-SS.                                                            3.95         10/01/2029           650,000
   1,750,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
              COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.               3.95         11/01/2022         1,750,000
   6,830,000  SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)+/-SS.       3.84         01/01/2030         6,830,000
   5,215,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
              SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-SS.        3.83         08/01/2013         5,215,000
   2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)+/-SS.           3.77         05/15/2032         2,000,000
     500,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                     3.79         10/01/2025           500,000
   8,390,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)+/-SS.             3.77         10/01/2035         8,390,000
   2,845,000  ST. MICHAEL MN IDA SCHOOL DISTRICT #885 (PROPERTY TAX
              REVENUE, MBIA INSURED)+/-SS.                                             3.76         02/01/2019         2,845,000
   2,810,000  ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
              (WATER REVENUE LOC)+/-SS.                                                3.77         12/01/2012         2,810,000
   4,005,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.95         05/01/2022         4,005,000
   5,120,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.90         10/01/2025         5,120,000
   3,635,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.95         03/01/2021         3,635,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (continued)
$  1,435,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.95%        03/01/2012    $    1,435,000
   1,675,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.77         03/01/2022         1,675,000
   1,905,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
              (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                  3.77         12/01/2025         1,905,000
   2,500,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
              INSURED)+/-SS.                                                           3.77         02/01/2034         2,500,000
   1,705,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
              FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-SS.                          3.90         04/01/2036         1,705,000
   7,160,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
              INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)+/-SS.                    3.82         02/01/2015         7,160,000
   8,240,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)+/-SS.                                         3.90         05/01/2025         8,240,000

                                                                                                                     243,438,000
                                                                                                                  --------------
MISSISSIPPI - 1.08%
  21,800,000  JACKSON COUNTY MS PCR CHEVRON USA INCOME PROJECT (IDR LOC)+/-SS.         3.90         06/01/2023        21,800,000
   8,155,000  JACKSON COUNTY MS POLLUTION CONTROL REVENUE CHEVRON U.S.A.
              INCORPORATED (IDR LOC)+/-SS.                                             3.90         12/01/2016         8,155,000
  16,940,000  MISSISSIPPI MEDICAL CENTER EDUCATIONAL BUILDING CORPORATION
              PEDIATRIC & RESEARCH FACILITIES PROJECT (HCFR, AMBAC
              INSURED)+/-SS.                                                           3.77         06/01/2034        16,940,000

                                                                                                                      46,895,000
                                                                                                                  --------------
MISSOURI - 1.97%
  11,065,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
              UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)+/-SS.                          3.83         01/15/2015        11,065,000
   4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
              INSURED)+/-SS.                                                           3.79         08/01/2035         4,300,000
  11,405,000  KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR,
              AMBAC INSURED)+/-SS.                                                     3.81         04/01/2040        11,405,000
  13,500,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
              (OTHER REVENUE LOC)+/-SS.                                                3.90         04/01/2027        13,500,000
   2,520,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA
              LOC)+/-SS.                                                               3.95         11/15/2022         2,520,000
   9,995,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              BETHESDA HEALTH GROUP INCORPORATED (HCFR, US BANK NA LOC)+/-SS.          3.95         08/01/2037         9,995,000
   1,475,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              BETHESDA HEALTH GROUP INCORPORATED (HCFR, US BANK NA LOC)+/-SS.          3.95         08/01/2034         1,475,000
   3,365,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              DEACONESS LONG TERM CARE SERIES B (HCFR, JPMORGAN CHASE BANK
              LOC)+/-SS.                                                               3.83         05/15/2030         3,365,000
  12,585,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              DRURY COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
              NA LOC)+/-SS.                                                            3.95         08/15/2024        12,585,000
   3,560,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              SOUTHWEST BAPTIST UNIVERSITY PROJECT (HCFR, BANK OF AMERICA
              NA LOC)+/-SS.                                                            3.95         10/01/2033         3,560,000
     145,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST.
              LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
              REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.93         10/01/2009           145,000
   4,600,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              WASHINGTON UNIVERSITY-SERIES B (COLLEGE & UNIVERSITY REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                  3.93         02/15/2034         4,600,000
   6,000,000  ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP
              SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                   3.76         12/01/2033         6,000,000
   1,000,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES
              B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)+/-SS.                   3.82         06/15/2024         1,000,000

                                                                                                                      85,515,000
                                                                                                                  --------------
NEBRASKA - 0.42%
   3,510,000  BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (IDR, JPMORGAN
              CHASE BANK LOC)+/-SS.                                                    4.08         02/01/2015         3,510,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
NEBRASKA (continued)
$    155,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN LEIGH MEDICAL
              CENTER PROJECT AMBAC INSURED (HOSPITAL REVENUE LOC)+/-SS.                3.90%        06/01/2018    $      155,000
   9,540,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
              PROJECT SERIES C (COLLEGE & UNIVERSITY REVENUE, FGIC
              INSURED)+/-SS.                                                           3.90         07/01/2035         9,540,000
   5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)+/-SS.                                           4.08         02/01/2015         5,100,000

                                                                                                                      18,305,000
                                                                                                                  --------------
NEVADA - 1.87%
  11,935,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
              FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
              LOC)+/-SS.                                                               3.77         01/01/2037        11,935,000
  15,855,000  CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)+/-SS.                                                           3.81         06/15/2022        15,855,000
     200,000  CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.85         06/15/2021           200,000
  17,425,000  LAS VEGAS NV CONVENTION & VISITORS AUTHORITY (SPORTS
              FACILITIES REVENUE, AMBAC INSURED)+/-SS.                                 3.83         07/01/2018        17,425,000
  25,100,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
              YORK LOC)+/-SS.                                                          3.76         10/01/2035        25,100,000
   6,645,000  RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
              SECURITY BANK LOC)+/-SS.                                                 3.82         07/01/2025         6,645,000
   4,065,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)+/-SS.                                                           3.82         06/01/2020         4,065,000

                                                                                                                      81,225,000
                                                                                                                  --------------
NEW HAMPSHIRE - 0.84%
  12,405,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
              SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-SS.                                                      3.77         09/01/2036        12,405,000
   6,880,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
              CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-SS.                                                      3.78         01/01/2037         6,880,000
   5,000,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY FRISBIE
              MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-SS.           3.79         10/01/2036         5,000,000
   8,500,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY TILTON
              SCHOOL (OTHER REVENUE, BANK OF NOVA SCOTIA)+/-SS.                        3.77         02/01/2036         8,500,000
   3,800,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
              SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                  3.81         01/01/2030         3,800,000

                                                                                                                      36,585,000
                                                                                                                  --------------
NEW MEXICO - 1.07%
   2,630,000  NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
              (SALES TAX REVENUE, MBIA INSURED)+/-SS.                                  3.82         12/15/2011         2,630,000
  43,645,000  NEW MEXICO STATE TRAN (OTHER REVENUE)                                    4.50         06/29/2007        43,668,861

                                                                                                                      46,298,861
                                                                                                                  --------------
NEW YORK - 3.79%
  11,565,000  NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)+/-SS.                   3.79         04/01/2025        11,565,000
   5,095,000  NEW YORK NY IDA (OTHER REVENUE, FGIC INSURED)+/-SS.                      3.82         03/01/2046         5,095,000
  34,205,000  NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    3.74         08/01/2034        34,205,000
  22,210,000  NEW YORK NY SUBSERIES I8 (PROPERTY TAX REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    3.87         04/01/2036        22,210,000
  14,800,000  NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
              (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-SS.                       3.90         09/01/2026        14,800,000
  19,900,000  NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
              (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-SS.                       3.90         09/01/2036        19,900,000
  56,975,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
              IMPROVEMENT SERIES F2A (HCFR, FIRST SECURITY BANK LOC)+/-SS.             3.77         02/15/2021        56,975,000

                                                                                                                     164,750,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
NORTH CAROLINA - 0.80%
$    600,000  ALBERMARLE NC HOSPITAL AUTHORITY (HCFR, WACHOVIA BANK LOC)+/-SS.         3.81%        10/01/2015    $      600,000
   7,500,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
              SCHOOL PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.                  3.83         09/01/2029         7,500,000
   7,070,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
              (ELECTRIC REVENUE, MBIA INSURED)+/-SS.                                   3.83         01/01/2022         7,070,000
   9,770,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
              PROJECT (HCFR, WACHOVIA BANK LOC)+/-SS.                                  3.81         10/01/2015         9,770,000
   2,470,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
              PROJECT (HCFR, WACHOVIA BANK LOC)+/-SS.                                  3.81         08/01/2024         2,470,000
   7,150,000  WAKE COUNTY NC SERIES B (OTHER REVENUE, BANK OF AMERICA NA
              LOC)+/-SS.                                                               3.74         03/01/2024         7,150,000

                                                                                                                      34,560,000
                                                                                                                  --------------
OHIO - 1.97%
   9,200,000  CLEVELAND OH STATE UNIVERSITY GENERAL RECEIPT SERIES B
              (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)+/-SS.                       3.77         06/01/2033         9,200,000
   6,665,000  FRANKLIN COUNTY OH FIRST COMMUNITY VILLAGE PROJECT (HFFA
              REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.78         03/01/2036         6,665,000
   6,522,000  HAMILTON OH AFFORDABLE HOUSING SERIES A (HOUSING REVENUE,
              BANK ONE CHICAGO NA LOC)+/-SS.                                           3.82         01/01/2030         6,522,000
  15,000,000  LORAIN COUNTY OH EMH REGIONAL MEDICAL CENTER (HCFR, AMBAC
              INSURED)+/-SS.                                                           3.77         11/01/2021        15,000,000
   1,700,000  MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP B (HOSPITAL
              REVENUE, MBIA INSURED)+/-SS.                                             3.79         12/01/2028         1,700,000
   1,510,000  OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)+/-SS.          3.83         09/01/2027         1,510,000
  15,200,000  OHIO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FIRST
              SECURITY BANK LOC)+/-SS.                                                 3.78         12/01/2026        15,200,000
  12,555,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
              JPMORGAN CHASE BANK LOC)+/-SS.                                           3.79         11/01/2029        12,555,000
   5,000,000  SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE (AIRPORT
              REVENUE, FIFTH THIRD BANK LOC)+/-SS.                                     3.78         11/01/2036         5,000,000
   9,290,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
              UNIVERSITY REVENUE LOC)+/-SS.                                            3.90         06/01/2032         9,290,000
   2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
              (IDR, SCOTIABANK LOC)+/-SS.                                              3.97         09/01/2015         2,810,000

                                                                                                                      85,452,000
                                                                                                                  --------------
OKLAHOMA - 0.53%
     500,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
              COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV
              LOC)+/-SS.                                                               3.95         02/01/2012           500,000
   7,650,000  OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
              PROJECTS SERIES D3 (LEASE REVENUE, CIFG INSURED)+/-SS.                   3.90         07/01/2033         7,650,000
   5,635,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
              (HCFR, BANK OF AMERICA NA LOC)+/-SS.                                     3.81         11/01/2018         5,635,000
   8,410,000  PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
              PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-SS.            3.79         07/01/2032         8,410,000
     700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
              (HOUSING REVENUE)+/-SS.                                                  4.08         10/01/2032           700,000

                                                                                                                      22,895,000
                                                                                                                  --------------
OREGON - 0.27%
   5,210,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
              SERVICES LOC)+/-SS.                                                      3.84         05/01/2010         5,210,000
   1,590,000  PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)+/-SS.               3.83         10/01/2012         1,590,000
   4,995,000  TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX
              REVENUE, MORGAN STANLEY DEAN WITTER LOC)+/-SS.                           3.82         08/01/2019         4,995,000

                                                                                                                      11,795,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
OTHER - 0.54%
$  9,950,000  CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
              (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-SS.++           4.11%        02/01/2030    $    9,950,000
   3,432,000  NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
              REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.91         04/01/2019         3,432,000
   4,850,000  RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
              INSURED)+/-SS.                                                           3.82         11/01/2031         4,850,000
   5,417,500  US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)+/-SS.++        3.83         01/01/2010         5,417,500

                                                                                                                      23,649,500
                                                                                                                  --------------
PENNSYLVANIA - 2.72%
  47,100,000  BEAVER COUNTY PA IDA FIRST ENERGY NUCLEAR GENERATOR
              CORPORATION PROJECT (IDR, BARCLAYS BANK PLC LOC)+/-SS.                   3.87         01/01/2035        47,100,000
   4,900,000  DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                           3.81         08/01/2029         4,900,000
  13,800,000  HARRISBURG PA (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY
              BANK LOC)+/-SS.                                                          3.77         12/01/2031        13,800,000
  10,320,000  LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
              (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.                                 3.81         03/01/2047        10,320,000
   5,975,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
              TREASURY DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A1
              (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-SS.                             3.79         06/01/2031         5,975,000
   2,810,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
              TREASURY DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A2
              (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-SS.                             3.79         06/01/2011         2,810,000
   8,260,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
              TREASURY DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A3
              (HOSPITAL REVENUE, NATIONAL CITY BANK)+/-SS.                             3.79         06/01/2021         8,260,000
   7,550,000  PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                     3.78         07/01/2034         7,550,000
   4,170,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
              STUDENT HOUSING REVENUE SERIES A (OTHER REVENUE LOC)+/-SS.               3.79         11/01/2036         4,170,000
   8,855,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT
              HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE,
              WACHOVIA BANK LOC)+/-SS.                                                 3.83         10/01/2036         8,855,000
   1,050,000  PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
              JPMORGAN CHASE BANK LOC)+/-SS.                                           3.83         09/01/2034         1,050,000
   3,255,000  YORK PA GENERAL POOLED FINANCING SERIES 96 (OTHER REVENUE,
              AMBAC INSURED)+/-SS.                                                     3.78         09/01/2026         3,255,000

                                                                                                                     118,045,000
                                                                                                                  --------------
PUERTO RICO - 0.24%
  10,645,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (TOLL
              ROAD REVENUE, FIRST SECURITY BANK LOC)+/-SS.                             3.80         07/01/2027        10,645,000
                                                                                                                  --------------
SOUTH CAROLINA - 1.45%
   3,145,000  BEAUFORT-JASPER SC WATER & SEWER SYSTEM AUTHORITY SERIES C08
              (SEWER REVENUE, FIRST SECURITY BANK LOC)+/-SS.                           3.83         03/01/2031         3,145,000
  21,795,000  PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
              REVENUE, CIFG INSURED)+/-SS.                                             3.76         06/01/2036        21,795,000
   3,970,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
              NONPROFIT INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    3.81         02/01/2022         3,970,000
   3,120,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (ECONOMIC
              DEVELOPMENT REVENUE, WACHOVIA BANK LOC)+/-SS.                            3.83         12/01/2024         3,120,000
   8,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
              DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)+/-SS.             3.81         08/01/2029         8,500,000
  22,295,000  SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE,
              AMBAC INSURED)+/-SS.                                                     3.83         04/01/2012        22,295,000

                                                                                                                      62,825,000
                                                                                                                  --------------
SOUTH DAKOTA - 0.11%
   5,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              SIOUX VALLEY SERIES B (HCFR, US BANK NA LOC)+/-SS.                       3.88         11/01/2034         5,000,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
TENNESSEE - 2.83%
$  9,995,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-8 (TAX REVENUE,
              FGIC INSURED)+/-SS.                                                      3.81%        03/15/2011    $    9,995,000
   2,935,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH
              & EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL
              COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
              LOC)+/-SS.                                                               3.76         08/01/2018         2,935,000
  19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)+/-SS.                     3.76         01/01/2034        19,985,000
  15,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
              REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.90         02/01/2036        15,000,000
  33,675,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
              FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.        3.76         11/01/2027        33,675,000
  30,100,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
              FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE
              LOC)+/-SS.                                                               3.90         07/01/2034        30,100,000
   4,190,000  RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
              INSURED)+/-SS.                                                           3.83         10/01/2012         4,190,000
   6,930,000  SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
              (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.                                 3.83         10/01/2022         6,930,000

                                                                                                                     122,810,000
                                                                                                                  --------------
TEXAS - 9.57%
  11,130,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE,
              MBIA INSURED)+/-SS.                                                      3.83         09/01/2014        11,130,000
   7,595,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                         3.83         02/01/2014         7,595,000
   4,890,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                         3.83         08/01/2013         4,890,000
   3,035,000  AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER
              REVENUE, MBIA INSURED)+/-SS.                                             3.82         11/15/2013         3,035,000
   5,500,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
              PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-SS.                           3.77         09/01/2036         5,500,000
  13,300,000  BRAZOS TX HABOR INDUSTRIAL DEVELOPMENT CORPORATION PORT
              FACILITIES AMERICANRICE INCORPORATED PROJECT SERIES A (IDR,
              HOUSEHOLD SERVICES BANK CORPORATION LOC)+/-SS.                           3.85         12/01/2025        13,300,000
   5,875,000  DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE
              BANK LOC)+/-SS.                                                          3.82         02/15/2011         5,875,000
   4,310,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014302 CLASS A (AUSTIN
              TX ELECTRIC UTILITY SYSTEMS ) (POWER REVENUE, FIRST SECURITY
              BANK LOC)+/-SS.                                                          3.83         11/15/2012         4,310,000
   6,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310 CLASS A (DALLAS
              TX AREA RAPID) (SALES TAX REVENUE, AMBAC INSURED)+/-SS.                  3.83         12/01/2026         6,000,000
   7,850,000  GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT
              (PROPERTY TAX REVENUE, FGIC INSURED)+/-SS.                               3.83         08/15/2023         7,850,000
  26,465,000  GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL (IDR)+/-SS.             3.93         10/01/2017        26,465,000
   8,995,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              (HCFR, MBIA INSURED)+/-SS.                                               3.84         07/01/2015         8,995,000
   4,430,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              (HCFR, MBIA INSURED)+/-SS.                                               3.84         07/01/2024         4,430,000
   8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              SERIES 357 (HCFR, MBIA INSURED)+/-SS.                                    3.82         07/01/2029         8,982,500
   5,035,000  HARRIS COUNTY TX HEALTHCARE FACILITIES DEVELOPMENT
              CORPORATION CHILDRENS HOSPITAL REVENUE SERIES B1 (HCFR, MBIA
              INSURED)+/-SS.                                                           3.91         10/01/2029         5,035,000
   1,825,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
              SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)+/-SS.                 3.80         11/15/2030         1,825,000
   2,080,000  HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
              CHASE BANK LOC)+/-SS.                                                    3.83         10/01/2012         2,080,000
   5,470,000  HOUSTON TX CERTIFICATES SERIES 495 (WATER REVENUE, FGIC
              INSURED)+/-SS.                                                           3.82         12/01/2030         5,470,000
   8,075,000  HOUSTON TX FINANCE CORPORATION (HOUSING REVENUE, FHLMC
              INSURED)+/-SS.                                                           3.83         05/01/2033         8,075,000
   4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY
              TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                     3.82         02/15/2026         4,245,000
   3,770,000  HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER &
              SEWER REVENUE)+/-SS.                                                     3.80         12/01/2023         3,770,000
  12,600,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
              SOCIETE GENERALE LOC)+/-SS.                                              3.80         11/15/2029        12,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
TEXAS (continued)
$ 10,000,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
              INSURED)+/-SS.                                                           3.84%        12/01/2023    $   10,000,000
   2,235,000  IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)+/-SS.                3.83         02/15/2012         2,235,000
  11,900,000  KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
              REVENUE)+/-SS.                                                           3.76         08/15/2036        11,900,000
   5,065,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618
              (LEASE REVENUE, AMBAC INSURED)+/-SS.                                     3.83         02/01/2010         5,065,000
   3,260,000  LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
              REVENUE, FGIC INSURED)+/-SS.                                             3.82         11/15/2009         3,260,000
   3,500,000  MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
              REGIONS BANK LOC)+/-SS.                                                  3.80         08/01/2018         3,500,000
   5,515,000  MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)+/-SS.                                                           3.83         02/15/2024         5,515,000
  15,600,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
              COMPANY PROJECT (IDR, UBC AG LOC)+/-SS.                                  3.82         12/01/2009        15,600,000
   6,010,000  NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
              (HFFA REVENUE, MBIA INSURED)+/-SS.                                       3.83         02/15/2022         6,010,000
  18,000,000  PASADENA TX INDEPENDENT SCHOOL DISTRICT SERIES A (PROPERTY
              TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                     3.76         08/15/2026        18,000,000
   1,595,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
              (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                        3.83         11/01/2026         1,595,000
  12,365,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, DEXIA INSURED)+/-SS.                                            3.76         08/01/2037        12,365,000
   5,350,000  SAN ANTONIO TX (WATER REVENUE, FGIC INSURED)+/-SS.                       3.82         05/15/2022         5,350,000
   1,490,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)+/-SS.              3.75         05/15/2033         1,490,000
   2,400,000  SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
              REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.76         01/01/2017         2,400,000
   3,905,000  TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
              UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                       3.82         07/01/2012         3,905,000
   5,080,000  TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA
              LOC)+/-SS.                                                               3.83         04/01/2030         5,080,000
 104,475,000  TEXAS STATE TRAN (PROPERTY TAX REVENUE)                                  4.50         08/31/2007       104,642,966
   6,805,000  TEXAS TECH UNIVERSITY (EDUCATIONAL FACILITIES REVENUE, MBIA
              INSURED)+/-SS.                                                           3.82         08/15/2021         6,805,000
   5,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              SERIES 4 (HCFR, AMBAC INSURED)+/-SS.                                     3.80         11/15/2024         5,195,000
   2,575,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
              (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                     3.82         01/01/2012         2,575,000
  21,530,000  WICHITA FALLS TX SERIES C14 (SEWER REVENUE, FGIC INSURED)+/-SS.          3.83         08/01/2026        21,530,000

                                                                                                                     415,475,466
                                                                                                                  --------------
UTAH - 1.34%
  48,550,000  UTAH TRANSPORTATION SALES TAX SUBSERIES B (SALES TAX
              REVENUE)+/-SS.                                                           3.91         06/15/2036        48,550,000
   9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)+/-SS.                     3.77         12/01/2034         9,675,000

                                                                                                                      58,225,000
                                                                                                                  --------------
VIRGIN ISLANDS - 0.08%
   3,280,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY CHILDRENS
              HOSPITAL KINGS DAUGHTERS PROJECT (HOSPITAL REVENUE, WACHOVIA
              BANK LOC)+/-SS.                                                          3.76         01/01/2036         3,280,000
                                                                                                                  --------------
VIRGINIA - 0.93%
   7,960,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
              REVENUE, WACHOVIA BANK LOC)+/-SS.                                        3.81         06/01/2035         7,960,000
   2,165,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
              (JAIL FACILITIES REVENUE, MBIA INSURED)+/-SS.                            3.83         07/01/2012         2,165,000
  10,430,000  JAMES CITY COUNTY VA IDA (OTHER REVENUE, FNMA INSURED)+/-SS.             3.77         11/15/2032        10,430,000
   2,265,000  LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)+/-SS.                          3.87         12/01/2036         2,265,000
   2,260,000  LOUDOUN COUNTY VA SANITATION AUTHORITY WATER & SEWER REVENUE
              (WATER REVENUE LOC)+/-SS.                                                3.82         01/01/2024         2,260,000
   7,000,000  NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING
              REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.76         07/01/2034         7,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
VIRGINIA (continued)
$  8,240,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018 (PROPERTY
              TAX REVENUE, MBIA INSURED)+/-SS.                                         3.82%        04/01/2021    $    8,240,000

                                                                                                                      40,320,000
                                                                                                                  --------------
WASHINGTON - 4.27%
  15,420,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 (KING COUNTY WA
              SCHOOL DISTRICT #001 SETTLE SERIES A) (PROPERTY TAX REVENUE,
              MBIA INSURED)+/-SS.                                                      3.83         12/01/2009        15,420,000
   5,160,000  ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.83         01/01/2010         5,160,000
   5,710,000  ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
              MBIA INSURED)+/-SS.                                                      3.83         07/01/2012         5,710,000
   2,180,000  EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
              LOC)+/-SS.                                                               3.81         12/01/2021         2,180,000
   4,760,000  GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
              INSURED)+/-SS.                                                           3.82         12/01/2012         4,760,000
  15,100,000  GRANT COUNTY WA PUBLIC UTILITIES DISTRICT WANAPUM HYDRO
              (ELECTRIC REVENUE, MBIA INSURED)+/-SS.                                   3.82         01/01/2043        15,100,000
  44,245,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)+/-SS.                                                     3.76         07/01/2035        44,245,000
   5,915,000  KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                           3.82         12/01/2018         5,915,000
   6,300,000  KING COUNTY WA SERIES E (SEWER REVENUE, FGIC INSURED)+/-SS.              3.83         01/01/2035         6,300,000
   4,940,000  SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                           3.82         08/01/2012         4,940,000
   8,300,000  SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT #001 GENERATION
              SYSTEM SERIES A2 (POWER REVENUE, FIRST SECURITY BANK LOC)+/-SS.          3.75         12/01/2019         8,300,000
   6,985,000  WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)+/-SS.                                                               3.82         01/01/2026         6,985,000
  11,000,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF
              PUGET SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                    3.78         10/01/2036        11,000,000
  10,400,000  WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
              PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-SS.                  3.85         04/01/2034        10,400,000
   5,775,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
              ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
              TRUST CORPORATION LOC)+/-SS.                                             3.95         06/01/2032         5,775,000
  26,600,000  WASHINGTON STATE HOUSING FINANCING SEATTLE APARTMENT MUSEUM
              PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                 3.91         07/01/2035        26,600,000
   2,165,000  WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)+/-SS.                                                 3.83         07/01/2012         2,165,000
   4,370,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)+/-SS.                                                 3.83         07/01/2024         4,370,000

                                                                                                                     185,325,000
                                                                                                                  --------------
WISCONSIN - 2.64%
   3,765,000  MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
              PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY
              BANK LOC)+/-SS.                                                          3.81         07/01/2023         3,765,000
   6,635,000  UNIVERSITY OF WISCONSIN HOSPITALS & CLINICS AUTHORITY (HFFA
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.78         04/01/2029         6,635,000
   3,230,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY RIVERVIEW
              HOSPITAL ASSOCIATION (HCFR, FIRSTAR BANK NA LOC)+/-SS.                   3.95         10/01/2030         3,230,000
  13,600,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              (HCFR, CITIBANK NA LOC)+/-SS.                                            3.82         08/15/2030        13,600,000
   2,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED
              IRISH BANK PLC LOC)+/-SS.                                                3.95         11/01/2017         2,400,000
   8,100,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              EDGEWOOD COLLEGE (OTHER REVENUE, US BANK NA LOC)+/-SS.                   3.95         10/01/2031         8,100,000
   6,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              FRANCISCAN SISTERS SERIES B (HCFR, MARSHALL & ISLEY BANK
              LOC)+/-SS.                                                               3.84         09/01/2033         6,400,000
  20,180,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              LUTHERAN COLLEGE SERIES 2001 (COLLEGE & UNIVERSITY REVENUE,
              US BANK NA LOC)+/-SS.                                                    3.95         09/01/2031        20,180,000
  11,600,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              NATIONAL REGENCY OF NEW BERLIN (HCFR, MARSHALL & ISLEY BANK
              LOC)+/-SS.                                                               3.95         08/15/2034        11,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
WISCONSIN (continued)
$ 19,775,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REEDSBURG AREA MEDICAL CENTER INCORPORATED (OTHER REVENUE,
              FIFTH THIRD BANK LOC)+/-SS.                                              3.95%        06/01/2036    $   19,775,000
  11,390,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES HESS MEMORIAL
              HOSPITAL INCORPORATED (HFFA REVENUE, US BANK NA LOC)+/-SS.               3.78         05/01/2024        11,390,000
   7,490,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
              INSURED)+/-SS.                                                           3.82         11/01/2012         7,490,000

                                                                                                                     114,565,000
                                                                                                                  --------------
WYOMING - 0.75%
  32,375,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
              (PCR, BARCLAYS BANK PLC LOC)+/-SS.                                       3.77         07/01/2015        32,375,000
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,969,131,200)                                                                3,969,131,200
                                                                                                                  --------------
COMMERCIAL PAPER - 9.26%
  13,835,000  BURKE COUNTY POLLUTION CONTROL                                           3.68         08/23/2007        13,835,000
   8,000,000  BURKE COUNTY POLLUTION CONTROL                                           3.62         09/12/2007         8,000,000
  26,000,000  BURKE COUNTY POLLUTION CONTROL                                           3.75         10/05/2007        26,000,000
  28,500,000  DISTRICT OF COLUMBIA                                                     3.69         07/25/2007        28,500,000
  10,248,000  HARRIS COUNTY TX                                                         3.67         06/12/2007        10,248,000
   4,528,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                3.62         09/12/2007         4,528,000
  12,150,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                3.74         09/13/2007        12,150,000
  19,525,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                3.72         09/13/2007        19,525,000
  18,600,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                    3.65         06/20/2007        18,600,000
   6,600,000  JOHNS HOPKINS UNIVERSITY                                                 3.74         09/12/2007         6,600,000
   7,600,000  LAS VEGAS VALLEY WATER                                                   3.72         09/13/2007         7,600,000
  27,800,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                    3.68         09/11/2007        27,800,000
  20,205,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                    3.62         09/12/2007        20,205,000
  20,450,000  NORTH CENTRAL TX HEALTH SERIES 1998                                      3.65         06/06/2007        20,450,000
  14,500,000  ROCHESTER MN HEALTH CARE                                                 3.68         08/09/2007        14,500,000
  15,300,000  ROCHESTER MN HEALTH CARE                                                 3.68         08/09/2007        15,300,000
  13,950,000  ROCHESTER MN HEALTH CARE                                                 3.68         08/09/2007        13,950,000
  32,400,000  ROCHESTER MN HEALTH CARE                                                 3.68         08/09/2007        32,400,000
  20,900,000  SAN ANTONIO ELECTRIC & GAS                                               3.70         10/11/2007        20,900,000
  12,000,000  SAN ANTONIO ELECTRIC & GAS                                               3.73         10/11/2007        12,000,000
   9,459,000  TEXAS PFA                                                                3.68         08/20/2007         9,459,000
   6,850,000  UNIVERSITY OF CALIFORNIA                                                 3.65         10/05/2007         6,850,000
  31,180,000  UNIVERSITY OF MINNESOTA                                                  3.72         06/01/2007        31,180,000
  21,500,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                      3.65         06/13/2007        21,500,000

TOTAL COMMERCIAL PAPER (COST $402,080,000)                                                                           402,080,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,371,211,200)*                               100.68%                                                      $4,371,211,200

OTHER ASSETS AND LIABILITIES, NET                     (0.68)                                                         (29,503,468)
                                                     ------                                                       --------------

TOTAL NET ASSETS                                     100.00%                                                      $4,341,707,732
                                                     ------                                                       --------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 2.35%
$   16,000,000  ARKLE MASTER ISSUER PLC+/-++                                           5.30%        11/19/2007   $   16,000,000
    70,000,000  ARKLE MASTER ISSUER PLC SERIES 2007 CLASS 1A+/-++                      5.30         05/17/2008       70,000,000
    45,000,000  CARMAX AUTO OWNER TRUST                                                5.33         06/16/2008       45,000,000
     5,834,442  FORD CREDIT AUTO OWNER TRUST++                                         5.36         12/15/2007        5,834,442
    65,000,000  GRANITE MASTER ISSUER PLC+/-                                           5.30         12/17/2049       65,000,000
     3,543,879  USAA AUTO OWNER TRUST                                                  5.34         12/13/2007        3,544,009

TOTAL ASSET BACKED SECURITIES (COST $205,378,451)                                                                   205,378,451
                                                                                                                 --------------
CERTIFICATES OF DEPOSIT - 4.23%
    46,000,000  CALYON NEW YORK SERIES YCD+/-                                          5.28         09/13/2007       45,996,470
    16,000,000  CALYON NEW YORK SERIES YCD1+/-                                         5.32         06/20/2007       16,000,042
    19,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                            5.28         06/28/2007       18,999,426
    45,000,000  DEUTSCHE BANK (NEW YORK)                                               5.35         08/08/2007       45,000,000
    40,000,000  HBOS TREASURY SERVICES NEW YORK                                        5.35         07/31/2007       40,000,000
    45,000,000  IXIS CORPORATION & INVESTMENT BANK                                     5.32         07/09/2007       45,000,000
    67,000,000  IXIS CORPORATION & INVESTMENT BANK                                     5.35         07/31/2007       67,000,000
    44,000,000  NATIXIS+/-                                                             5.40         03/06/2008       44,000,000
    47,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.27         04/03/2008       46,990,168

TOTAL CERTIFICATES OF DEPOSIT (COST $368,986,106)                                                                   368,986,106
                                                                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.22%
    18,817,800  PARAGON MORTGAGES PLC+/-++SS.                                          5.31         11/15/2038       18,817,800

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $18,817,800)                                                         18,817,800
                                                                                                                 --------------
COMMERCIAL PAPER - 27.28%
   210,000,000  AMSTERDAM FUNDING CORPORATION++                                        5.21         07/25/2007      208,358,850
    75,000,000  ATLAS CAPITAL FUNDING CORPORATION++                                    5.22         08/13/2007       74,206,885
     7,000,000  BARTON CAPITAL LLC++                                                   5.28         06/01/2007        7,000,000
    26,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.30         10/19/2007       26,000,000
    36,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                       5.25         06/25/2007       35,874,000
    16,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                       5.25         08/16/2007       15,822,667
    50,000,000  CHEYNE FINANCE LLC++                                                   5.23         06/01/2007       50,000,000
    40,000,000  COBBLER FUNDING LLC++                                                  5.25         08/27/2007       39,492,500
    51,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                    5.28         06/05/2007       50,970,080
    55,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                    5.25         08/20/2007       54,358,333
    40,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   5.31         06/02/2008       40,000,000
    47,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   5.31         06/06/2008       47,000,000
    42,000,000  CROWN POINT CAPITAL COMPANY++                                          5.28         06/07/2007       41,963,040
    27,000,000  CROWN POINT CAPITAL COMPANY+/-                                         5.30         12/14/2007       26,995,712
   100,000,000  EUREKA SECURITIZATION++                                                5.24         06/25/2007       99,650,667
    75,000,000  FCAR OWNER TRUST I                                                     5.22         06/22/2007       74,771,625
   105,000,000  FCAR OWNER TRUST I                                                     5.21         07/23/2007      104,209,817
    75,000,000  GERMAN RESIDENTIAL FUNDING+/-                                          5.34         11/23/2007       75,000,000
    50,000,000  GOVCO LLC++                                                            5.25         06/06/2007       49,963,542
   100,000,000  GRAMPIAN FUNDING LLC++                                                 5.22         08/13/2007       98,942,514
    13,109,000  HARRIER FINANCE FUNDING US LLC++                                       5.26         06/22/2007       13,068,815
    70,000,000  HARRIER FINANCE FUNDING US LLC++                                       5.21         07/19/2007       69,513,733
   170,000,000  KEEL CAPITAL INCORPORATED++                                            5.30         07/12/2007      168,973,861
    50,000,000  LEGACY CAPITAL LLC++                                                   5.21         08/02/2007       49,551,361
    10,000,000  LEXINGTON PARKER CAPITAL++                                             5.26         07/11/2007        9,941,556
    20,000,000  PERRY GLOBAL FUNDING LLC++                                             5.21         07/19/2007       19,861,067
    14,000,000  REGENCY MARKETS #1 LLC++                                               5.28         06/01/2007       14,000,000
    14,000,000  REGENCY MARKETS #1 LLC++                                               5.29         06/01/2007       14,000,000
    13,000,000  SHEFFIELD RECEIVABLES++                                                5.27         06/01/2007       13,000,000
    23,000,000  STANFIELD VICTORIA FUNDING LLC++                                       5.24         07/25/2007       22,819,220
   160,000,000  STANFIELD VICTORIA FUNDING LLC+/-                                      5.29         02/15/2008      159,977,856
    22,547,000  TASMAN FUNDING INCORPORATED++                                          5.27         06/22/2007       22,477,687
   176,036,000  TASMAN FUNDING INCORPORATED++                                          5.25         06/29/2007      175,317,186
    13,000,000  TASMAN FUNDING INCORPORATED++                                          5.25         08/13/2007       12,861,604

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$   16,000,000  THUNDER BAY FUNDING LLC++                                              5.27%        06/01/2007   $   16,000,000
    30,000,000  TIERRA ALTA FUNDING++                                                  5.25         06/20/2007       29,916,875
   200,000,000  UBS FINANCE DELAWARE LLC                                               5.22         08/10/2007      197,971,944
   150,700,000  WINDMILL FUNDING CORPORATION++                                         5.21         07/25/2007      149,522,279

TOTAL COMMERCIAL PAPER (COST $2,379,355,276)                                                                      2,379,355,276
                                                                                                                 --------------
CORPORATE BONDS & NOTES - 0.37%
    31,835,000  HSBC FINANCE CORPORATION                                               5.84         02/15/2008       31,945,263

TOTAL CORPORATE BONDS & NOTES (COST $31,945,263)                                                                     31,945,263
                                                                                                                 --------------
EXTENDABLE BONDS - 11.23%
    57,300,000  ALLIED IRISH BANKS PLC+/-++                                            5.30         06/18/2008       57,300,000
    63,500,000  BANK OF IRELAND+/-++                                                   5.32         06/19/2008       63,500,000
    30,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.31         06/13/2008       30,000,000
    45,000,000  BNP PARIBAS SA+/-                                                      5.32         03/14/2008       45,000,000
   100,000,000  DANSKE BANK A S+/-++                                                   5.29         06/19/2008      100,000,000
    44,000,000  DNB NOR BANK ASA+/-++                                                  5.32         06/25/2008       44,000,000
    88,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                       5.33         06/13/2008       88,000,599
   110,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                   5.45         07/09/2007      110,008,488
    90,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                             5.29         06/06/2008       90,000,000
     5,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                           5.43         06/06/2008        5,000,000
    44,000,000  INTESA BANK (IRELAND) PLC+/-++                                         5.32         06/25/2008       44,000,000
    31,000,000  IRISH LIFE & PERMANENT PLC+/-++                                        5.34         06/20/2008       31,000,000
    27,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.30         06/17/2008       27,000,000
    60,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.32         06/23/2008       60,000,000
    12,000,000  MORGAN STANLEY+/-                                                      5.40         06/02/2008       12,000,000
    15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                       5.37         04/04/2008       15,000,000
    61,000,000  NORDEA BANK AB+/-++                                                    5.33         06/10/2008       61,000,000
    48,000,000  PARCS MASTER TRUST+/-++(I)                                             5.35         06/20/2007       48,000,000
     4,000,000  PREMIUM ASSET TRUST+/-++                                               5.38         06/13/2008        4,000,000
    45,000,000  TOTTA IRELAND PLC+/-++                                                 5.32         06/06/2008       45,000,000

TOTAL EXTENDABLE BONDS (COST $979,809,087)                                                                          979,809,087
                                                                                                                 --------------
MEDIUM TERM NOTES - 6.50%
    16,100,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                5.36         06/29/2007       16,100,470
    31,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                     5.38         11/14/2007       31,006,890
    15,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.31         12/10/2007       15,000,000
    21,000,000  CHEYNE FINANCE LLC+/-++                                                5.32         07/16/2007       20,999,364
    47,000,000  CULLINAN FINANCE CORPORATION+/-++                                      5.31         01/04/2008       46,994,756
    50,000,000  JACKSON NATIONAL LIFE FUND+/-                                          5.73         02/12/2008       50,134,035
    18,500,000  KESTREL FUNDING US LLC+/-++                                            5.32         09/21/2007       18,498,887
    29,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.39         07/19/2007       29,003,581
    16,500,000  MONUMENT GLOBAL FUNDING II+/-++                                        5.33         12/20/2007       16,500,000
    44,000,000  PYXIS MASTER TRUST SERIES 2007-1+/-++(I)                               5.34         12/20/2007       44,000,000
    25,000,000  PYXIS MASTER TRUST SERIES 2007-3+/-++(I)                               5.37         08/27/2007       25,000,000
    14,000,000  SEDNA FINANCE INCORPORATED+/-++                                        5.31         06/18/2007       13,999,931
    24,000,000  SEDNA FINANCE INCORPORATED+/-++                                        5.32         10/12/2007       23,998,710
    20,000,000  SEDNA FINANCE INCORPORATED+/-++                                        5.32         01/18/2008       19,997,512
    32,000,000  SEDNA FINANCE INCORPORATED+/-++                                        5.31         03/25/2008       31,996,134
    70,000,000  SEDNA FINANCE INCORPORATED++                                           5.35         05/29/2008       70,000,000
    14,000,000  VETRA FINANCE INCORPORATED+/-++                                        5.32         12/06/2007       13,999,279
    15,000,000  ZELA FINANCE INCORPORATED+/-++                                         5.31         12/07/2007       14,999,221
    65,000,000  ZELA FINANCE INCORPORATED+/-++                                         5.33%        01/25/2008       64,995,762

TOTAL  MEDIUM  TERM NOTES(COST  $567,224,532)                                                                       567,224,532
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 0.78%
    27,970,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES YALE
                UNIVERSITY SERIES U2 (COLLEGE & UNIVERSITY REVENUE, US BANK
                NA LOC)+/-SS.                                                          3.70         07/01/2033       27,968,603
    20,760,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                BANK OF AMERICA NA LOC)+/-SS.                                          5.33         11/01/2028       20,760,000
    19,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                (HEFAR, AMBAC INSURED)+/-SS.                                           5.32         12/01/2046       19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $67,728,603)                                                                     67,728,603
                                                                                                                 --------------
REPURCHASE AGREEMENTS - 25.29%
   911,660,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $911,794,723)                    5.32         06/01/2007      911,660,000
 1,090,660,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,090,820,872)                  5.31         06/01/2007    1,090,660,000
   203,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $203,029,999)                    5.32         06/01/2007      203,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,205,320,000)                                                                 2,205,320,000
                                                                                                                 --------------
SECURED MASTER NOTE AGREEMENT - 3.38%
    78,800,000  BANK OF AMERICA SECURITIES+/-(E)                                       5.37                 --       78,800,000
    53,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-(E)                              5.43                 --       53,000,000
   163,100,000  CITIGROUP GLOBAL+/-(E)                                                 5.38                 --      163,100,000

TOTAL SECURED MASTER NOTE AGREEMENTS (COST $294,900,000)                                                            294,900,000
                                                                                                                 --------------
TIME DEPOSITS - 19.21%
   225,283,000  ABN AMRO BANK NV                                                       5.26         06/01/2007      225,283,000
    35,000,000  ALLIED IRISH BANKS PLC                                                 5.29         06/06/2007       35,000,000
    61,000,000  BNP PARIBAS (PARIS)                                                    5.28         06/07/2007       61,000,000
    32,000,000  DEXIA BANK (GRAND CAYMAN)                                              5.29         06/07/2007       32,000,000
   178,000,000  DEXIA BANK SA (BRUSSELS)                                               5.28         06/05/2007      178,000,000
   210,000,000  ING BANK NV (AMSTERDAM)                                                5.33         06/01/2007      210,000,000
    82,000,000  IXIS CORPORATION & INVESTMENT BANK                                     5.27         06/01/2007       82,000,000
   225,000,000  KBC BANK NV (BRUSSELS)                                                 5.27         06/01/2007      225,000,000
   177,000,000  NATIXIS                                                                5.32         06/01/2007      177,000,000
   200,000,000  RABOBANK NED (CAYMAN ISLANDS)                                          5.28         06/01/2007      200,000,000
    33,000,000  SKANDINAV ENSKILDA BANK                                                5.27         06/01/2007       33,000,000
    88,000,000  SKANDINAV ENSKILDA BANK                                                5.30         06/06/2007       88,000,000
    66,000,000  SOCIETE GENERALE (CANADA)                                              5.29         06/07/2007       66,000,000
    53,000,000  SOCIETE GENERALE (CAYMAN ISLANDS)                                      5.28         06/06/2007       53,000,000
    10,000,000  UBS AG (CAYMAN ISLANDS)                                                5.31         06/01/2007       10,000,000

TOTAL TIME DEPOSITS (COST $1,675,283,000)                                                                         1,675,283,000
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,794,748,118)*                                   100.84%                                                 $8,794,748,118

OTHER ASSETS AND LIABILITIES, NET                         (0.84)                                                    (73,161,283)
                                                         ------                                                  --------------

TOTAL NET ASSETS                                         100.00%                                                 $8,721,586,835
                                                         ------                                                  --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

(I)   ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
US TREASURY SECURITIES - 2.79%

US TREASURY BILLS - 2.79%
$   50,000,000  US TREASURY BILL^                                                      4.95%        07/12/2007    $   49,721,542
    75,000,000  US TREASURY BILL^                                                      5.09         07/26/2007        74,431,666
    50,000,000  US TREASURY BILL^                                                      4.99         09/20/2007        49,247,667

                                                                                                                     173,400,875
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $173,400,876)                                                                     173,400,875
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 97.62%
    37,582,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $37,587,282)                     5.06         06/01/2007        37,582,000
   925,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $925,130,528)              5.08         06/01/2007       925,000,000
 1,350,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,350,190,500)                  5.08         06/01/2007     1,350,000,000
   100,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $100,014,083)                               5.07         06/01/2007       100,000,000
   750,000,000  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $750,105,833)              5.08         06/01/2007       750,000,000
 1,000,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,141,389)                             5.09         06/01/2007     1,000,000,000
 1,200,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,200,168,333)                             5.05         06/01/2007     1,200,000,000
   200,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $200,027,500)                    4.95         06/01/2007       200,000,000
   100,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,014,111)                    5.08         06/01/2007       100,000,000
   400,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $402,014,444)                               5.18         07/05/2007       400,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,062,582,000)                                                                  6,062,582,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,235,982,875)*                                     100.41%                                                $6,235,982,875

OTHER ASSETS AND LIABILITIES, NET                           (0.41)                                                   (25,302,823)
                                                           ------                                                 --------------

TOTAL NET ASSETS                                           100.00%                                                $6,210,680,052
                                                           ------                                                 --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 100.24%

US TREASURY BILLS - 90.90%
$100,000,000  US TREASURY BILL^                                                        4.64%        06/07/2007    $   99,922,917
  50,000,000  US TREASURY BILL^                                                        4.65         06/07/2007        49,961,333
 250,000,000  US TREASURY BILL^                                                        5.03         06/07/2007       249,793,229
 100,000,000  US TREASURY BILL^                                                        4.64         06/14/2007        99,832,986
  75,000,000  US TREASURY BILL^                                                        4.71         06/14/2007        74,872,844
 250,000,000  US TREASURY BILL^                                                        5.01         06/14/2007       249,553,576
 100,000,000  US TREASURY BILL^                                                        4.64         06/21/2007        99,743,333
 100,000,000  US TREASURY BILL^                                                        4.91         06/21/2007        99,728,194
 200,000,000  US TREASURY BILL^                                                        4.99         06/21/2007       199,452,222
  50,000,000  US TREASURY BILL^                                                        4.52         06/28/2007        49,831,250
 100,000,000  US TREASURY BILL^                                                        4.88         06/28/2007        99,635,500
 250,000,000  US TREASURY BILL^                                                        4.98         06/28/2007       249,077,500
  50,000,000  US TREASURY BILL^                                                        4.56         07/05/2007        49,786,083
  50,000,000  US TREASURY BILL^                                                        4.68         07/05/2007        49,779,944
 150,000,000  US TREASURY BILL^                                                        4.96         07/05/2007       149,306,542
 100,000,000  US TREASURY BILL^                                                        4.97         07/05/2007        99,536,278
  50,000,000  US TREASURY BILL^                                                        4.57         07/12/2007        49,741,472
  50,000,000  US TREASURY BILL^                                                        4.63         07/12/2007        49,738,056
  25,000,000  US TREASURY BILL^                                                        4.69         07/12/2007        24,867,604
 126,544,000  US TREASURY BILL^                                                        4.95         07/12/2007       125,839,255
  50,000,000  US TREASURY BILL^                                                        5.04         07/12/2007        49,719,976
  50,000,000  US TREASURY BILL^                                                        4.54         07/19/2007        49,700,000
  50,000,000  US TREASURY BILL^                                                        4.64         07/19/2007        49,693,333
 125,000,000  US TREASURY BILL^                                                        4.70         07/19/2007       124,221,667
 172,995,000  US TREASURY BILL^                                                        4.93         07/19/2007       171,872,608
  75,000,000  US TREASURY BILL^                                                        4.55         07/26/2007        74,483,229
 125,000,000  US TREASURY BILL^                                                        4.67         07/26/2007       124,114,366
  18,703,000  US TREASURY BILL^                                                        4.69         07/26/2007        18,570,131
  75,000,000  US TREASURY BILL^                                                        4.91         07/26/2007        74,444,844
  50,000,000  US TREASURY BILL^                                                        5.09         07/26/2007        49,620,729
 150,000,000  US TREASURY BILL^                                                        4.70         08/02/2007       148,794,875
  50,000,000  US TREASURY BILL^                                                        4.70         08/02/2007        49,598,292
 100,000,000  US TREASURY BILL^                                                        5.11         08/02/2007        99,142,333
  25,000,000  US TREASURY BILL^                                                        4.70         08/09/2007        24,776,708
  50,000,000  US TREASURY BILL^                                                        4.72         08/09/2007        49,551,500
 100,000,000  US TREASURY BILL^                                                        4.82         08/09/2007        99,087,667
 125,000,000  US TREASURY BILL^                                                        4.83         08/09/2007       123,857,188
 100,000,000  US TREASURY BILL^                                                        5.10         08/09/2007        99,047,896
  50,000,000  US TREASURY BILL^                                                        4.76         08/16/2007        49,503,889
 200,000,000  US TREASURY BILL^                                                        4.79         08/16/2007       198,002,889
  50,000,000  US TREASURY BILL^                                                        4.72         08/23/2007        49,463,382
 150,000,000  US TREASURY BILL^                                                        4.80         08/23/2007       148,361,614
  50,000,000  US TREASURY BILL^                                                        4.84         08/23/2007        49,448,972
  50,000,000  US TREASURY BILL^                                                        5.08         08/23/2007        49,428,799
 250,000,000  US TREASURY BILL^                                                        4.84         08/30/2007       247,009,375
  80,000,000  US TREASURY BILL^                                                        5.08         08/30/2007        79,009,500
  72,224,000  US TREASURY BILL^                                                        4.72         09/13/2007        71,252,748
  50,000,000  US TREASURY BILL^                                                        4.99         09/20/2007        49,247,667
  25,000,000  US TREASURY BILL^                                                        4.94         11/08/2007        24,464,444
 100,000,000  US TREASURY BILL^                                                        4.77         11/15/2007        97,826,681
  50,000,000  US TREASURY BILL^                                                        4.89         11/29/2007        48,799,367

                                                                                                                   4,862,116,787
                                                                                                                  --------------
US TREASURY BONDS - 0.93%
  50,000,000  US TREASURY BOND                                                         3.25         08/15/2007        49,834,199
                                                                                                                  --------------
US TREASURY NOTES - 8.41%
 200,000,000  US TREASURY NOTE                                                         3.88         07/31/2007       199,699,782
  50,000,000  US TREASURY NOTE                                                         2.75         08/15/2007        49,783,127

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$200,000,000  US TREASURY NOTE                                                         6.13%        08/15/2007    $  200,474,581

                                                                                                                     449,957,490
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $5,361,908,476)                                                                 5,361,908,476
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,361,908,476)*                              100.24%                                                       $5,361,908,476

OTHER ASSETS AND LIABILITIES, NET                    (0.24)                                                          (12,912,902)
                                                    ------                                                        --------------

TOTAL NET ASSETS                                    100.00%                                                       $5,348,995,574
                                                    ------                                                        --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 2.43%
$  7,000,000  ARKLE MASTER ISSUER  PLC SERIES 2007 CLASS 1A+++/-                       5.30%        05/17/2008    $    7,000,000
   1,000,000  ARKLE MASTER ISSUER PLC+++/-                                             5.30         11/19/2007         1,000,000
   5,000,000  CARMAX AUTO OWNER TRUST                                                  5.33         06/16/2008         5,000,000
     466,755  FORD CREDIT AUTO OWNER TRUST++                                           5.36         12/15/2007           466,755
   5,000,000  GRANITE MASTER ISSUER PLC SERIES 2007-2+/-SS.                            5.30         12/17/2054         5,000,000
     253,134  USAA AUTO OWNER TRUST                                                    5.34         12/13/2007           253,134

TOTAL ASSET BACKED SECURITIES (COST $18,719,889)                                                                      18,719,889
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT - 2.21%
   1,000,000  CALYON NEW YORK SERIES YCD+/-                                            5.28         09/13/2007           999,922
   2,000,000  CALYON NEW YORK SERIES YCD1+/-                                           5.32         06/20/2007         2,000,005
   3,000,000  DEUTSCHE BANK NEW YORK                                                   5.35         08/08/2007         3,000,000
   5,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.32         07/09/2007         5,000,000
   3,000,000  NATIXIS+/-                                                               5.40         03/06/2008         3,000,000
   3,000,000  ROYAL BANK OF SCOTLAND NEW YORK+/-                                       5.27         04/03/2008         2,999,372

TOTAL CERTIFICATES OF DEPOSIT (COST $16,999,299)                                                                      16,999,299
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.24%
   1,881,780  PARAGON MORTGAGES PLC+++/-SS.                                            5.31         11/15/2038         1,881,780

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,881,780)                                                            1,881,780
                                                                                                                  --------------
COMMERCIAL PAPER - 30.64%
  15,000,000  ATLAS CAPITAL FUNDING CORPORATION++                                      5.22         08/13/2007        14,841,377
   1,000,000  BARTON CAPITAL LLC++                                                     5.28         06/01/2007         1,000,000
   3,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.30         10/19/2007         3,000,000
  15,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                         5.21         11/21/2007        14,624,806
  10,000,000  CHEYNE FINANCE LLC++                                                     5.23         06/13/2007         9,982,567
   4,000,000  CHEYNE FINANCE LLC++                                                     5.25         08/14/2007         3,956,833
  15,000,000  COBBLER FUNDING LLC++                                                    5.25         08/27/2007        14,809,687
   4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                      5.28         06/05/2007         3,997,653
   7,995,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                      5.25         08/20/2007         7,901,725
   9,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                     5.31         06/06/2008         9,000,000
   3,000,000  CROWN POINT CAPITAL COMPANY++                                            5.28         06/07/2007         2,997,360
   2,000,000  CROWN POINT CAPITAL COMPANY+/-                                           5.30         12/14/2007         1,999,682
  15,000,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.29         07/20/2007        14,891,996
  15,000,000  KEEL CAPITAL INCORPORATED++                                              5.30         07/12/2007        14,909,458
  10,000,000  KESTREL FUNDING US LLC++                                                 5.18         11/19/2007         9,753,950
  10,000,000  LEGACY CAPITAL LLC++                                                     5.21         08/02/2007         9,910,272
  15,000,000  MANE FUNDING CORPORATION++                                               5.24         07/17/2007        14,899,567
   1,000,000  REGENCY MARKETS #1 LLC++                                                 5.28         06/01/2007         1,000,000
   1,000,000  REGENCY MARKETS #1 LLC++                                                 5.29         06/01/2007         1,000,000
  15,000,000  REGENCY MARKETS #1 LLC++                                                 5.25         07/16/2007        14,901,656
   1,000,000  SHEFFIELD RECEIVABLES++                                                  5.27         06/01/2007         1,000,000
   5,000,000  SIMBA FUNDING CORPORATION++                                              5.24         06/25/2007         4,982,550
  10,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.18         11/19/2007         9,753,950
  10,000,000  STANFIELD VICTORIA FUNDING LLC+/-                                        5.29         02/15/2008         9,998,616
  15,000,000  TASMAN FUNDING INCORPORATED++                                            5.25         06/29/2007        14,938,750
   3,819,000  TASMAN FUNDING INCORPORATED++                                            5.25         08/13/2007         3,778,344
   2,000,000  THUNDER BAY FUNDING LLC++                                                5.27         06/01/2007         2,000,000
  15,000,000  UBS FINANCE DELAWARE LLC                                                 5.22         08/10/2007        14,847,896
   5,000,000  WESTPAC BANKING CORPORATION++                                            5.17         11/16/2007         4,879,367

TOTAL COMMERCIAL PAPER (COST $235,558,062)                                                                           235,558,062
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 1.36%
   4,195,000  CEI CAPITAL LLC+/-SS.                                                    5.32         03/01/2033         4,195,000
   4,465,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                          5.32         09/01/2042         4,465,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES (continued)
$  1,820,000  HSBC FINANCE CORPORATION                                                 5.84%        02/15/2008    $    1,826,304

TOTAL CORPORATE BONDS & NOTES (COST $10,486,304)                                                                      10,486,304
                                                                                                                  --------------
EXTENDABLE BONDS - 10.51%
   3,300,000  ALLIED IRISH BANKS PLC+++/-                                              5.30         06/18/2008         3,300,000
   8,000,000  BANK OF IRELAND+++/-                                                     5.32         06/19/2008         8,000,000
   3,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.31         06/13/2008         3,000,000
   4,000,000  BNP PARIBAS SA+/-                                                        5.32         03/14/2008         4,000,000
   7,500,000  DNB NOR BANK ASA+++/-                                                    5.32         06/25/2008         7,500,000
   7,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                         5.33         06/13/2008         7,000,032
   8,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                  5.45         07/09/2007         8,000,000
   7,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+++/-                               5.29         06/06/2008         7,000,000
   5,000,000  INTESA BANK (IRELAND) PLC+++/-                                           5.32         06/25/2008         5,000,000
   4,000,000  IRISH LIFE & PERMANENT PLC+++/-                                          5.34         06/20/2008         4,000,000
   3,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.30         06/17/2008         3,000,000
   5,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.32         06/23/2008         5,000,000
   5,000,000  MORGAN STANLEY+/-                                                        5.40         06/02/2008         5,000,000
   2,000,000  NORDEA BANK AB+++/-                                                      5.31         06/06/2008         2,000,000
   5,000,000  NORDEA BANK AB+++/-                                                      5.33         06/10/2008         5,000,000
   4,000,000  TOTTA IRELAND PLC+++/-                                                   5.32         06/06/2008         4,000,000

TOTAL EXTENDABLE BONDS (COST $80,800,032)                                                                             80,800,032
                                                                                                                  --------------
MEDIUM TERM NOTES - 7.99%
   2,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                       5.38         11/14/2007         2,000,445
   5,000,000  CULLINAN FINANCE CORPORATION+++/-                                        5.31         01/04/2008         4,999,442
   3,500,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+++/-                              5.72         09/08/2007         3,503,666
   1,500,000  KESTREL FUNDING US LLC+++/-                                              5.32         09/21/2007         1,499,910
   2,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.39         07/19/2007         2,000,247
   2,000,000  MONUMENT GLOBAL FUNDING II+++/-                                          5.33         12/20/2007         2,000,000
  10,000,000  MORGAN STANLEY+/-                                                        5.39         04/25/2008        10,004,779
   3,500,000  PARCS MASTER TRUST+++/-(I)                                               5.35         06/20/2007         3,500,000
  10,000,000  PYXIS MASTER TRUST SERIES  2007-3+++/-(I)                                5.37         08/27/2007        10,000,000
   2,000,000  SEDNA FINANCE INCORPORATED+++/-                                          5.31         06/18/2007         1,999,990
   2,400,000  SEDNA FINANCE INCORPORATED+++/-                                          5.31         03/25/2008         2,399,710
   8,000,000  SEDNA FINANCE INCORPORATED+++/-                                          5.29         04/10/2008         7,998,644
   7,000,000  SEDNA FINANCE INCORPORATED++                                             5.35         05/29/2008         7,000,000
   1,000,000  VETRA FINANCE INCORPORATED+++/-                                          5.32         12/06/2007           999,948
   1,500,000  ZELA FINANCE INCORPORATED+++/-                                           5.31         12/07/2007         1,499,923

TOTAL MEDIUM TERM NOTES (COST $61,406,704)                                                                            61,406,704
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 1.86%
   4,900,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
              REVENUE)+/-SS.                                                           5.35         11/01/2033         4,900,000
   3,865,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
              REVENUE)+/-SS.                                                           5.35         11/01/2036         3,865,000
   1,300,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
              (IDR)+/-SS.(I)                                                           5.30         10/01/2021         1,300,000
   1,500,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HEFAR, AMBAC INSURED)+/-SS.                                           5.32         12/01/2046         1,500,000
     700,000  WAKE FOREST UNIVERSITY NC (OTHER REVENUE)+/-SS.                          5.39         09/01/2013           700,000
   2,000,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HFR)+/-SS.                          5.33         08/15/2026         2,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $14,265,000)                                                                      14,265,000
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 23.93%
  58,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $58,008,571)                       5.32         06/01/2007        58,000,000
 117,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $117,017,258)                      5.31         06/01/2007       117,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$  9,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $9,001,330)                        5.32%        06/01/2007    $    9,000,000

TOTAL REPURCHASE AGREEMENTS (COST $184,000,000)                                                                      184,000,000
                                                                                                                  --------------
SECURED MASTER NOTE AGREEMENT - 3.70%
   7,600,000  BANK OF AMERICA SECURITIES+/-(E)                                         5.37                 --         7,600,000
   5,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-(E)                                5.43                 --         5,000,000
  15,800,000  CITIGROUP GLOBAL+/-(E)                                                   5.38                 --        15,800,000

TOTAL SECURED MASTER NOTE AGREEMENTS (COST $28,400,000)                                                               28,400,000
                                                                                                                  --------------
TIME DEPOSITS - 16.03%
  10,238,000  ABN AMRO BANK NV                                                         5.26         06/01/2007        10,238,000
   3,000,000  ALLIED IRISH BANKS PLC                                                   5.29         06/06/2007         3,000,000
   6,000,000  BNP PARIBAS (PARIS)                                                      5.28         06/07/2007         6,000,000
   5,000,000  DEXIA BANK (GRAND CAYMAN)                                                5.29         06/07/2007         5,000,000
  16,000,000  DEXIA BANK SA (BRUSSELS)                                                 5.28         06/05/2007        16,000,000
  21,000,000  ING BANK NV (AMSTERDAM)                                                  5.33         06/01/2007        21,000,000
   8,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.27         06/01/2007         8,000,000
  16,000,000  NATIXIS                                                                  5.32         06/01/2007        16,000,000
  11,000,000  RABOBANK NED (CAYMAN ISLANDS)                                            5.28         06/01/2007        11,000,000
   3,000,000  SKANDINAV ENSKILDA BANK                                                  5.27         06/01/2007         3,000,000
   8,000,000  SKANDINAV ENSKILDA BANK                                                  5.28         06/06/2007         8,000,000
   6,000,000  SOCIETE GENERALE (CANADA)                                                5.29         06/07/2007         6,000,000
   5,000,000  SOCIETE GENERALE (CAYMAN ISLANDS)                                        5.28         06/06/2007         5,000,000
   5,000,000  UBS AG (CAYMAN ISLANDS)                                                  5.31         06/01/2007         5,000,000

TOTAL TIME DEPOSITS (COST $123,238,000)                                                                              123,238,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $775,755,070)*                                                100.90%                                       $  775,755,070

OTHER ASSETS AND LIABILITIES, NET                                    (0.90)                                           (6,908,086)
                                                                    ------                                        --------------

TOTAL NET ASSETS                                                    100.00%                                       $  768,846,984
                                                                    ------                                        --------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER - 6.15%
$  5,000,000  ASCENSION PARISH LA                                                      3.77%        10/11/2007    $    5,000,000
   3,000,000  BURKE COUNTY POLLUTION CONTROL                                           3.75         10/05/2007         3,000,000
   2,625,000  ILLINOIS EDUCATION FACILITY AUTHORITY (NORTHERN TRUST
              CORPORATION LOC)                                                         3.72         09/13/2007         2,625,000
   1,200,000  ILLINOIS EDUCATIONAL FACILITY AUTHORITY                                  3.74         09/13/2007         1,200,000
   2,110,000  NORTH CENTRAL TX HEALTH SERIES 1998                                      3.65         06/06/2007         2,110,000
   4,950,000  ROCHESTER MN HEALTH CARE                                                 3.68         08/09/2007         4,950,000
   2,000,000  SAN ANTONIO ELECTRIC & GAS                                               3.70         10/11/2007         2,000,000
   2,595,000  ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
              (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                    3.93         09/01/2035         2,595,000
   2,000,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                      3.65         06/13/2007         2,000,000

TOTAL COMMERCIAL PAPER (COST $25,480,000)                                                                             25,480,000
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 93.53%

ALABAMA - 3.86%
     435,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
              INSURED)+/-SS.                                                           3.83         06/01/2025           435,000
     435,000  DECATUR AL INDUSTRIAL DEVELOPMENT BOARD BP AMOCO CHEMICAL
              COMPANY PROJECT (IDR LOC)+/-SS.                                          3.94         11/01/2035           435,000
   3,900,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              BARRY PLANT PROJECT SERIES B (IDR)+/-SS.                                 3.97         09/01/2031         3,900,000
     500,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              THEODORE PLANT SERIES A (IDR)+/-SS.                                      3.97         04/01/2031           500,000
   6,800,000  SCOTTSBORO AL INDUSTRIAL DEVELOPMENT BOARD ALUMINUM ONE
              INCORPORATED PROJECT (IDR, NATIONAL CITY BANK)+/-SS.                     3.89         02/01/2027         6,800,000
   3,900,000  STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD-THE MEAD CORPORATION
              SERIES C (IDR, JPMORGAN CHASE BANK LOC)+/-SS.                            3.82         11/01/2033         3,900,000

                                                                                                                      15,970,000
                                                                                                                  --------------
ARIZONA - 0.56%
   2,300,000  PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR)+/-SS.             3.87         02/15/2031         2,300,000
                                                                                                                  --------------
CALIFORNIA - 0.02%
     100,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-SS.                 3.80         05/01/2008           100,000
                                                                                                                  --------------
COLORADO - 2.60%
     360,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
              NATIONAL JEWISH FEDERAL BUILDING (RECREATIONAL FACILITIES
              REVENUE,JPMORGAN CHASE BANK LOC)+/-SS.                                   3.88         07/01/2036           360,000
   2,000,000  COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
              PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)+/-SS.                   3.84         01/01/2032         2,000,000
   7,175,000  DOUGLAS COUNTY CO LINCOLN POINTE LOFTS PROJECT (OTHER REVENUE,
              US BANK NA LOC)+/-SS.                                                    3.83         12/01/2039         7,175,000
   1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)+/-SS.                           3.99         11/01/2020         1,250,000

                                                                                                                      10,785,000
                                                                                                                  --------------
FLORIDA - 4.02%
   3,485,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT 2723
              (AIRPORT REVENUE, AMBAC INSURED)+/-SS.                                   3.84         10/01/2015         3,485,000
   4,370,000  HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571 (AIRPORT
              REVENUE, MBIA INSURED)+/-SS.                                             3.84         06/01/2020         4,370,000
   3,610,000  ORANGE COUNTY FL HOMEOWNER SERIES MT 118 (HOUSING REVENUE)+/-SS.         3.85         03/01/2034         3,610,000
   5,185,000  SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE,
              FIRST SECURITY BANK LOC)+/-SS.                                           3.85         01/01/2030         5,185,000

                                                                                                                      16,650,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
GEORGIA - 6.11%
$ 25,300,000  CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  4.20%        01/01/2023    $   25,300,000
                                                                                                                  --------------
IDAHO - 0.62%
   2,575,000  BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION
              YELLOWSTONE PLASTICS PROJECT (IDR)+/-SS.                                 3.86         08/01/2014         2,575,000
                                                                                                                  --------------
ILLINOIS - 4.58%
   2,185,000  GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO NA
              LOC)+/-SS.                                                               4.13         04/01/2016         2,185,000
   1,500,000  GREENVILLE IL GREENVILLE COLLEGE PROJECT (OTHER REVENUE)+/-SS.(I)        3.70         11/01/2036         1,500,000
   3,495,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
              (IDR)+/-SS.                                                              4.13         06/01/2017         3,495,000
     900,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL
              INDUSTRY PROJECT (IDR)+/-SS.                                             3.86         06/01/2011           900,000
     945,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
              CHASE BANK LOC)+/-SS.                                                    4.13         12/01/2018           945,000
   2,385,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO
              NA LOC)+/-SS.                                                            4.13         10/01/2021         2,385,000
   2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
              CORPORATION LOC)+/-SS.                                                   3.90         07/01/2029         2,600,000
   1,660,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
              BANK LOC)+/-SS.                                                          4.13         12/01/2009         1,660,000
   1,700,000  LEMONT IL CITGO PETROLEUM CORPORATION PROJECT (OTHER REVENUE,
              BANK OF NEW YORK LOC)+/-SS.                                              3.94         05/01/2032         1,700,000
   1,600,000  WILL COUNTY IL EXEMPT FACILITIES BP AMOCO CHEMICAL PROJECT
              (IDR)+/-SS.                                                              3.94         07/01/2032         1,600,000

                                                                                                                      18,970,000
                                                                                                                  --------------
INDIANA - 4.05%
   2,980,000  ANGOLA IN PINE MANOR INCORPORATED PROJECT (IDR, NATIONAL CITY
              BANK)+/-SS.                                                              3.89         08/01/2023         2,980,000
   4,290,000  DE KALB COUNTY IN R&D CONCRETE PROJECT (IDR, NATIONAL CITY
              BANK)+/-SS.                                                              3.89         10/01/2013         4,290,000
   1,925,000  GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
              FHLMC INSURED)+/-SS.                                                     3.84         09/01/2029         1,925,000
     365,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
              UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
              FIFTH THIRD BANK LOC)+/-SS.                                              3.95         10/01/2030           365,000
   7,226,000  INDIANAPOLIS IN PEDCOR INVESTMENTS WATERFRONT SERIES A (HOUSING
              REVENUE, FHLMC INSURED)+/-SS.                                            3.87         01/01/2032         7,226,000

                                                                                                                      16,786,000
                                                                                                                  --------------
IOWA - 0.92%
   1,360,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE,
              KBC BANK NV LOC)+/-SS.                                                   3.95         11/01/2036         1,360,000
     100,000  IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY FAMILY
              CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-SS.                                                      3.95         03/01/2036           100,000
     210,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
              (COLLEGE & UNIVERSITY REVENUE LOC)+/-SS.                                 3.90         04/01/2033           210,000
   2,115,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
              (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)                4.25         01/25/2008         2,123,920

                                                                                                                       3,793,920
                                                                                                                  --------------
KENTUCKY - 2.20%
   3,000,000  CARROLL COUNTY KY SOLID WASTE DISPOSAL BPB ACQUISITION PROJECT
              (IDR, BANK OF AMERICA LOC)+/-SS.                                         3.82         05/01/2031         3,000,000
   4,155,000  DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE GENERALE
              LOC)+/-SS.                                                               4.00         07/01/2020         4,155,000
   1,955,000  MADISONVILLE KY INDUSTRIAL BUILDING PERIOD INCORPORATED PROJECT
              (IDR)+/-SS.                                                              3.86         05/01/2015         1,955,000

                                                                                                                       9,110,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
LOUISIANA - 1.09%
$  4,500,000  PORT OF NEW ORLEANS LA (IDR, BANQUE NATIONALE PARIS LOC)+/-SS.           3.82%        06/01/2034    $    4,500,000
                                                                                                                  --------------
MICHIGAN - 4.05%
   1,310,000  ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY WILLIAM BEAUMONT
              HOSPITAL (HOSPITAL REVENUE, AMBAC INSURED)+/-SS.                         3.90         01/01/2020         1,310,000
  15,485,000  WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT REVENUE,
              MBIA INSURED)+/-SS.                                                      3.85         12/01/2024        15,485,000

                                                                                                                      16,795,000
                                                                                                                  --------------
MINNESOTA - 8.44%
   1,985,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
              (MFHR, LASALLE NATIONAL BANK NA LOC)+/-SS.                               3.84         04/15/2035         1,985,000
   2,140,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              (AIRPORT REVENUE, FGIC INSURED)+/-SS.                                    3.84         01/01/2013         2,140,000
   1,200,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
              REVENUE, US BANK NA LOC)+/-SS.                                           3.89         10/01/2024         1,200,000
      90,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
              NA LOC)+/-SS.                                                            3.84         10/01/2032            90,000
     925,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
              LOC)+/-SS.                                                               4.00         05/01/2026           925,000
   8,100,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
              LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.        3.93         10/01/2038         8,100,000
   8,000,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
              NATIONAL BANK NA LOC)+/-SS.                                              3.93         10/01/2037         8,000,000
   2,205,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,FNMA
              INSURED)+/-SS.                                                           3.84         09/15/2031         2,205,000
   6,000,000  ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED HOUSING
              ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.        3.93         09/01/2035         6,000,000
     450,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
              DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                  3.84         06/01/2015           450,000
     760,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR,
              DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                  3.84         03/01/2018           760,000
     560,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.90         10/01/2025           560,000
   1,635,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         4.00         03/01/2022         1,635,000
     750,000  ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.84         12/01/2025           750,000
     165,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)+/-SS.                                         3.90         05/01/2025           165,000

                                                                                                                      34,965,000
                                                                                                                  --------------
MISSISSIPPI - 0.44%
     810,000  MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
              GLASS PROJECT (IDR, COMERCIA BANK CA LOC)+/-SS.                          3.98         01/01/2014           810,000
   1,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION REGIONAL ASSEMBLY &
              MANUFACTURING PROJECT (IDR, JPMORGAN CHASE BANK LOC)+/-SS.               3.82         12/01/2018         1,000,000

                                                                                                                       1,810,000
                                                                                                                  --------------
MISSOURI - 1.51%
   3,300,000  HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK ONE
              CHICAGO NA LOC)+/-SS.                                                    4.13         03/01/2010         3,300,000
     595,000  KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR, AMBAC
              INSURED)+/-SS.                                                           3.81         04/01/2040           595,000
   2,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BAPTIST
              COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)+/-SS.             3.95         11/15/2022         2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MISSOURI (continued)
$    340,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SOUTHWEST
              BAPTIST UNIVERSITY PROJECT (HCFR, BANK OF AMERICA NA LOC)+/-SS.          3.95%         10/01/2033   $      340,000

                                                                                                                       6,235,000
                                                                                                                  --------------
NEBRASKA - 0.15%
     610,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY PROJECT
              SERIES C (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)+/-SS.              3.90          07/01/2035          610,000
                                                                                                                  --------------
NEVADA - 0.84%
   3,500,000  NEVADA HOUSING DEVELOPMENT MFHR (HOUSING REVENUE, FHLMC
              INSURED)+/-SS.                                                           3.86          10/01/2037        3,500,000
                                                                                                                  --------------
NEW JERSEY - 1.13%
   4,665,000  NEW JERSEY STATE TRAN (OTHER REVENUE)                                    4.50          06/22/2007        4,667,186
                                                                                                                  --------------
NEW MEXICO - 1.21%
   5,000,000  NEW MEXICO STATE TRAN (OTHER REVENUE)                                    4.50          06/29/2007        5,002,734
                                                                                                                  --------------
NEW YORK - 0.02%
     100,000  NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY (COLLEGE
              & UNIVERSITY REVENUE, CIFG INSURED)+/-SS.                                3.90          09/01/2036          100,000
                                                                                                                  --------------
NORTH CAROLINA - 0.42%
   1,755,000  CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & PCFA BLACHFORD RUBBER
              PROJECT (IDR, BANK ONE CHICAGO NA LOC)+/-SS.                             3.89          07/01/2023        1,755,000
                                                                                                                  --------------
NORTH DAKOTA - 3.01%
   3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
              REVENUE, LLOYDS BANK LOC)+/-SS.                                          3.82          07/01/2037        3,000,000
   3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
              REVENUE)+/-SS.                                                           3.82          01/01/2035        3,500,000
   5,965,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
              REVENUE, KBC BANK NV LOC)+/-SS.                                          3.82          01/01/2034        5,965,000

                                                                                                                      12,465,000
                                                                                                                  --------------
OHIO - 0.68%
   1,310,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
              CHICAGO NA LOC)+/-SS.                                                    4.13          10/01/2021        1,310,000
   1,505,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
              UNIVERSITY REVENUE LOC)+/-SS.                                            3.90          06/01/2032        1,505,000

                                                                                                                       2,815,000
                                                                                                                  --------------
OTHER - 10.49%
      15,000  CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002 (OTHER
              REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-SS.++                  4.11          02/01/2030           15,000
  10,201,000  CLIPPER TAX EXEMPT COP PUTTABLE (OTHER REVENUE)+/-                       3.88          08/01/2007       10,201,000
  33,260,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
              (OTHER REVENUE, FHLMC INSURED)+/-SS.                                     3.91          07/01/2041       33,260,000

                                                                                                                      43,476,000
                                                                                                                  --------------
PENNSYLVANIA - 1.62%
   3,910,000  PENNSYLVANIA EDFA EXEMPT FACILITIES PROJECT SERIES B (LEASE
              REVENUE, MORGAN GUARANTY TRUST LOC)+/-SS.                                3.88          11/01/2041        3,910,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
PENNSYLVANIA (continued)
$  2,810,000  WASHINGTON COUNTY PA IDA PENNATRONICS CORPORATION PROJECT (IDR,
              NATIONAL CITY BANK)+/-SS.                                                3.89%         11/01/2020   $    2,810,000

                                                                                                                       6,720,000
                                                                                                                  --------------
SOUTH CAROLINA - 2.17%
   5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH ATLANTIC
              CANNERS PROJECT (IDR, WACHOVIA BANK LOC)+/-SS.                           3.88          12/01/2021        5,000,000
   4,000,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY ROCKY
              CREEK (MFHR, WACHOVIA BANK LOC)+/-SS.                                    3.86          01/01/2048        4,000,000

                                                                                                                       9,000,000
                                                                                                                  --------------
TENNESSEE - 8.10%
   1,645,000  COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY PERFORATED
              PRODUCTS PROJECT (IDR, M&I MARSHALL & ILSLEY LOC)+/-SS.                  3.86          06/01/2016        1,645,000
   8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
              COMPANY PROJECT (IDR, LASALLE BANK NA LOC)+/-SS.                         3.96          05/01/2020        8,000,000
   2,200,000  PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
              (IDR, US BANK NA LOC)+/-SS.                                              3.94          01/01/2017        2,200,000
   7,425,000  SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN INDUSTRIAL (HOUSING
              REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.85          01/01/2030        7,425,000
   2,925,000  SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL FINANCE
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.                         3.85          01/01/2030        2,925,000
   5,000,000  SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES COURTYARDS
              APARTMENTS SERIES I PROJECT A (HOUSING REVENUE, NATIONSBANK NA
              LOC)+/-SS.                                                               3.83          07/01/2022        5,000,000
   6,355,000  SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES EDEN
              POINTE APARTMENTS (OTHER REVENUE, REGIONS BANK LOC)+/-SS.                3.89          03/01/2040        6,355,000

                                                                                                                      33,550,000
                                                                                                                  --------------
TEXAS - 6.02%
   7,500,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69 (PROPERTY TAX REVENUE,
              MBIA INSURED)+/-SS.                                                      3.88          10/01/2014        7,500,000
   2,400,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT MEREY SWEENY LP PROJECT
              SERIES A (IDR, BANK OF AMERICA NA LOC)+/-SS.                             3.95          04/01/2021        2,400,000
     300,000  CALHOUN COUNTY TX NAVY IDA+/-SS.                                         3.94          01/01/2024          300,000
   3,990,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES 778 Z (AIRPORT
              REVENUE, MBIA INSURED)+/-SS.                                             3.86          11/01/2011        3,990,000
   2,060,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION PRECISION
              GENERAL INCORPORATED PROJECT (IDR, MORGAN GUARANTY TRUST LOC)+/-SS.      3.89          10/01/2016        2,060,000
   2,100,000  MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (IDR, US BANK NA
              LOC)+/-SS.                                                               3.99          09/01/2015        2,100,000
   6,000,000  TEXAS STATE TRAN (PROPERTY TAX REVENUE)                                  4.50          08/31/2007        6,009,467
     600,000  WEST SIDE CALHOUN COUNTY TX NAVY DISTRICT BP CHEMICALS INCORPORATED
              PROJECT (IDR)+/-SS.                                                      3.94          10/01/2030          600,000

                                                                                                                      24,959,467
                                                                                                                  --------------
UTAH - 1.81%
   7,500,000  UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A (HOUSING
              REVENUE)+/-SS.                                                           4.01          07/01/2038        7,500,000
                                                                                                                  --------------
VIRGINIA - 0.24%
   1,000,000  KING GEORGE COUNTY VA IDA EXEMPT FACILITIES REVENUE BIRCHWOOD POWER
              PARTNERS PROJECT (IDR LOC)+/-SS.                                         3.95          11/01/2025        1,000,000
                                                                                                                  --------------
WASHINGTON - 7.50%
   4,700,000  PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY MARINE
              SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT (AIRPORT
              REVENUE, CITIBANK NA LOC)+/-SS.                                          3.82          12/31/2021        4,700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
WASHINGTON (continued)
$  7,245,000  SCA TAX-EXEMPT TRUST PT-2519 WASHINGTON STATE HOUSING FINANCE
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.                         3.85%        01/01/2030    $    7,245,000
   1,000,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF
              PUGET SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
              NA LOC)+/-SS.                                                            3.78         10/01/2036         1,000,000
   4,405,000  WASHINGTON STATE HOUSING FINANCE COMMISSION HEATHERWOOD
              APARTMENTS PROJECT SERIES A (MFHR, US BANK TRUST NA LOC)+/-SS.           4.00         01/01/2035         4,405,000
   9,640,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MERRILL GARDENS
              TACOMA SERIES A (OTHER REVENUE, BANK OF AMERICA LOC)+/-SS.               3.83         09/15/2040         9,640,000
   1,500,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MILL POINTE
              APARTMENTS PROJECT SERIES A (MFHR, US BANK TRUST NA LOC)+/-SS.           4.00         01/01/2030         1,500,000
   2,585,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
              MEADOWS APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA INSURED)+/-SS.       3.84         07/15/2033         2,585,000

                                                                                                                      31,075,000
                                                                                                                  --------------
WISCONSIN - 3.05%
   1,535,000  ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY (IDR)+/-SS.               3.86         05/01/2020         1,535,000
     925,000  MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR)+/-SS.              3.86         05/01/2020           925,000
   3,500,000  MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON PRODUCTS SERIES A
              (IDR)+/-SS.                                                              3.86         11/01/2028         3,500,000
   3,095,000  NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR)+/-SS.               3.86         07/01/2021         3,095,000
   2,125,000  OOSTBURG WI DUTCHLAND PLASTICS CORPORATION (IDR, US BANK NA
              LOC)+/-SS.                                                               3.89         12/01/2017         2,125,000
   1,445,000  OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA LOC)+/-SS.       3.89         06/01/2021         1,445,000

                                                                                                                      12,625,000
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $387,465,307)                                                                    387,465,307
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $412,945,307)*                                 99.68%                                                       $  412,945,307

OTHER ASSETS AND LIABILITIES, NET                     0.32                                                             1,340,475
                                                    ------                                                        --------------

TOTAL NET ASSETS                                    100.00%                                                       $  414,285,782
                                                    ------                                                        --------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.56%
$  8,000,000  ARKLE MASTER ISSUER PLC+/-++                                             5.30%        11/19/2007    $    8,000,000
   3,033,910  FORD CREDIT AUTO OWNER TRUST++                                           5.36         12/15/2007         3,033,910
   9,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+/-++                         5.42         04/11/2008         9,000,000
   1,518,805  USAA AUTO OWNER TRUST                                                    5.34         12/13/2007         1,518,805

TOTAL ASSET BACKED SECURITIES (COST $21,552,715)                                                                      21,552,715
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT - 3.09%
   7,000,000  CALYON (NEW YORK) SERIES YCD+/-                                          5.28         09/13/2007         6,999,454
   8,000,000  CALYON (NEW YORK) SERIES YCD1+/-                                         5.32         06/20/2007         8,000,021
  10,000,000  CREDIT AGRICOLE INDO (NEW YORK) SERIES YCD+/-                            5.28         06/28/2007         9,999,698
  19,000,000  DEUTSCHE BANK (NEW YORK)                                                 5.35         08/08/2007        19,000,000
   7,000,000  HBOS TREASURY SERVICES (NEW YORK)                                        5.35         07/31/2007         7,000,000
  20,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.32         07/09/2007        20,000,000
   8,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.35         07/31/2007         8,000,000
  20,000,000  NATIXIS+/-                                                               5.40         03/06/2008        20,000,000
  19,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                     5.27         04/03/2008        18,996,025

TOTAL CERTIFICATES OF DEPOSIT (COST $117,995,198)                                                                    117,995,198
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.87%
  10,000,000  CARLYLE CAPITAL INVESTMENT LIMITED+/-++                                  5.40         05/08/2008         9,999,066
  16,000,000  CARLYLE LOAN INVESTMENT LIMITED+/-++                                     5.40         04/11/2008        16,000,000
   7,056,675  PARAGON MORTGAGES PLC+/-++                                               5.31         06/15/2007         7,056,675

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $33,055,741)                                                          33,055,741
                                                                                                                  --------------
COMMERCIAL PAPER - 42.94%
  27,000,000  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              5.17         11/16/2007        26,348,580
   7,000,000  AQUINAS FUNDING LLC++                                                    5.21         07/09/2007         6,961,504
  19,000,000  ATLANTIC ASSET SECURITY CORPORATION++                                    5.26         06/07/2007        18,983,343
  12,000,000  ATLANTIC ASSET SECURITY CORPORATION++                                    5.24         07/09/2007        11,933,627
  30,098,000  ATOMIUM FUNDING CORPORATION++                                            5.25         07/24/2007        29,865,368
   4,000,000  BARTON CAPITAL LLC++                                                     5.28         06/01/2007         4,000,000
  17,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.30         10/19/2007        17,000,000
   9,000,000  BETA FINANCE INCORPORATED++                                              5.25         08/28/2007         8,884,500
   7,000,000  BUCKINGHAM CDO III LLC++                                                 5.30         06/28/2007         6,972,175
  25,000,000  BUCKINGHAM CDO LLC++                                                     5.25         07/17/2007        24,832,292
  12,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                         5.25         08/02/2007        11,891,500
  10,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/11/2007         9,985,417
  14,272,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.26         06/15/2007        14,242,806
  23,780,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.26         07/17/2007        23,620,172
   2,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.22         08/10/2007         1,979,700
  12,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.26         08/20/2007        11,859,733
  15,000,000  CHEYNE FINANCE LLC++                                                     5.22         06/21/2007        14,956,500
   6,000,000  CHEYNE FINANCE LLC++                                                     5.21         07/19/2007         5,958,320
   7,500,000  CHEYNE FINANCE LLC++                                                     5.21         08/23/2007         7,409,910
  10,000,000  COBBLER FUNDING LIMITED++                                                5.25         06/28/2007         9,960,625
  24,500,000  COBBLER FUNDING LIMITED++                                                5.19         07/18/2007        24,333,992
  21,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++                                      5.28         06/05/2007        20,987,680
  23,000,000  CONCORD MINUTEMAN CAPITAL COMPANY+/-                                     5.31         06/02/2008        23,000,000
  26,000,000  CONCORD MINUTEMAN CAPITAL COMPANY+/-                                     5.31         06/09/2008        26,000,000
  17,000,000  CROWN POINT CAPITAL COMPANY++                                            5.28         06/07/2007        16,985,040
  41,299,000  CROWN POINT CAPITAL COMPANY++                                            5.23         08/21/2007        40,813,014
  13,000,000  CROWN POINT CAPITAL COMPANY+/-                                           5.30         12/14/2007        12,997,936
  10,000,000  DEER VALLEY FUNDING LLC++                                                5.23         06/01/2007        10,000,000
  30,000,000  DEER VALLEY FUNDING LLC++                                                5.24         06/06/2007        29,978,167
  23,500,000  DEER VALLEY FUNDING LLC++                                                5.25         06/18/2007        23,441,740
   9,000,000  DEER VALLEY FUNDING LLC++                                                5.26         08/21/2007         8,893,485
   7,000,000  EUREKA SECURITIZATION++                                                  5.24         07/13/2007         6,957,248
  10,000,000  FCAR OWNER TRUST SERIES I                                                5.21         07/27/2007         9,918,956
  25,000,000  FIVE FINANCE INCORPORATED++                                              5.24         06/20/2007        24,930,861

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 20,000,000  FIVE FINANCE INCORPORATED++                                              5.25%        06/29/2007    $   19,918,333
  11,000,000  FIVE FINANCE INCORPORATED++                                              5.24         07/06/2007        10,943,961
   7,000,000  FIVE FINANCE INCORPORATED++                                              5.24         07/27/2007         6,942,942
  25,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.25         08/15/2007        24,726,563
   7,850,000  FOX TROT CDO LIMITED++                                                   5.23         06/11/2007         7,838,596
  15,327,000  FOX TROT CDO LIMITED++                                                   5.20         08/06/2007        15,180,883
  25,000,000  GERMAN RESIDENTIAL FUNDING++                                             5.25         08/22/2007        24,701,042
  35,000,000  GERMAN RESIDENTIAL FUNDING+/-                                            5.34         11/23/2007        35,000,000
  11,000,000  GRAMPIAN FUNDING LLC++                                                   5.22         08/16/2007        10,878,896
  41,000,000  HARRIER FINANCE FUNDING US LLC++                                         5.25         08/15/2007        40,551,562
  20,000,000  HARRIER FINANCE FUNDING US LLC++                                         5.19         11/19/2007        19,506,950
  15,000,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.29         07/19/2007        14,894,200
  14,333,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.30         07/19/2007        14,231,713
   8,000,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.29         08/15/2007         7,911,833
   7,000,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.28         08/16/2007         6,921,973
   4,355,000  HUDSON-THAMES LLC++                                                      5.22         07/05/2007         4,333,530
  10,000,000  HUDSON-THAMES LLC++                                                      5.19         10/15/2007         9,803,933
   6,700,000  HUDSON-THAMES LLC++                                                      5.18         10/30/2007         6,554,428
   9,000,000  IOWA STUDENT LOAN LIQUID CO                                              5.28         06/13/2007         8,984,160
   7,000,000  IRISH LIFE & PERMANENT PLC++                                             5.20         07/19/2007         6,951,467
  13,000,000  IRISH LIFE & PERMANENT PLC++                                             5.20         07/23/2007        12,902,356
  37,000,000  K2 (USA) LLC++                                                           5.24         06/19/2007        36,903,060
  21,750,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++                             5.17         11/19/2007        21,215,874
  21,000,000  KESTREL FUNDING US LLC++                                                 5.25         08/22/2007        20,748,875
   7,000,000  KLIO FUNDING CORPORATION++                                               5.25         07/24/2007         6,945,896
  27,000,000  KLIO FUNDING CORPORATION++                                               5.25         08/22/2007        26,677,125
   6,000,000  KLIO II FUNDING CORPORATION++                                            5.26         07/10/2007         5,965,810
  15,000,000  KLIO II FUNDING CORPORATION++                                            5.25         07/23/2007        14,886,250
  30,000,000  KLIO II FUNDING CORPORATION++                                            5.25         07/24/2007        29,768,125
  20,117,000  KLIO III FUNDING CORPORATION++                                           5.24         06/06/2007        20,102,373
  10,000,000  KLIO III FUNDING CORPORATION++                                           5.25         07/19/2007         9,930,000
  14,409,000  KLIO III FUNDING CORPORATION++                                           5.25         08/03/2007        14,276,617
  15,000,000  KOCH RESOURCES LLC++                                                     5.26         07/25/2007        14,881,650
  58,000,000  LEGACY CAPITAL LLC++                                                     5.25         07/10/2007        57,670,439
  14,064,000  LIBERTY HARBOUR CDO LIMITED++                                            5.26         07/27/2007        13,948,925
  14,000,000  LIBERTY HARBOUR II CDO LIMITED++                                         5.26         08/21/2007        13,834,310
  16,000,000  LIQUID FUNDING LIMITED+/-++                                              5.32         06/27/2007        16,000,000
  14,231,000  MANE FUNDING CORPORATION++                                               5.26         08/28/2007        14,048,021
  25,000,000  NATIONWIDE BUILDING SOCIETY++                                            5.24         07/05/2007        24,876,278
  18,000,000  NATIONWIDE BUILDING SOCIETY++                                            5.25         07/11/2007        17,895,100
  14,100,000  NEWPORT FUNDING CORPORATION++                                            5.25         06/05/2007        14,091,775
  28,000,000  NORTH SEA FUNDING LLC++                                                  5.24         06/15/2007        27,942,942
  10,000,000  PERRY GLOBAL FUNDING LLC++                                               5.24         06/20/2007         9,972,344
  10,000,000  PERRY GLOBAL FUNDING LLC++                                               5.21         07/18/2007         9,931,981
  23,000,000  PERRY GLOBAL FUNDING LLC++                                               5.21         07/19/2007        22,840,227
  12,000,000  PRUDENTIAL PLC++                                                         5.24         07/05/2007        11,940,613
   8,000,000  PRUDENTIAL PLC++                                                         5.22         08/14/2007         7,914,160
   7,000,000  REGENCY MARKETS #1 LLC++                                                 5.28         06/01/2007         7,000,000
   7,000,000  REGENCY MARKETS #1 LLC++                                                 5.29         06/01/2007         7,000,000
   6,000,000  SHEFFIELD RECEIVABLES++                                                  5.27         06/01/2007         6,000,000
  36,000,000  SIMBA FUNDING CORPORATION++                                              5.24         06/20/2007        35,900,440
  15,000,000  SIMBA FUNDING CORPORATION++                                              5.24         07/27/2007        14,877,733
  10,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.24         08/20/2007         9,883,556
  34,000,000  STANFIELD VICTORIA FUNDING LLC+/-                                        5.28         01/17/2008        33,995,750
  15,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.21         07/24/2007        14,884,946
  15,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.25         08/13/2007        14,840,313
   4,000,000  SWEDBANK MORTGAGE AB                                                     5.22         08/10/2007         3,959,400
  25,000,000  TANGO FINANCE CORPORATION++                                              5.25         07/09/2007        24,861,458
   6,450,000  TANGO FINANCE CORPORATION++                                              5.26         08/31/2007         6,364,240
  25,350,000  TEMPO FINANCE CORPORATION++                                              5.24         06/13/2007        25,305,722
  19,000,000  TEMPO FINANCE CORPORATION++                                              5.25         08/20/2007        18,778,333
   8,000,000  THUNDER BAY FUNDING LLC++                                                5.27         06/01/2007         8,000,000
  24,750,000  UBS FINANCE (DELAWARE) LLC                                               5.19         10/05/2007        24,300,416

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$ 15,637,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++                               5.26%        08/21/2007    $   15,451,936
  10,000,000  WHISTLEJACKET CAPITAL LIMITED++                                          5.25         08/20/2007         9,883,333
   3,000,000  WHITE PINE FINANCE LLC++                                                 5.24         07/27/2007         2,975,547
  12,677,000  WHITE PINE FINANCE LLC++                                                 5.25         08/16/2007        12,536,497

TOTAL COMMERCIAL PAPER (COST $1,638,571,902)                                                                       1,638,571,902
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 0.30%
     975,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003SS.+/-                           5.33         03/01/2023           975,000
  10,255,000  HSBC FINANCE CORPORATION                                                 5.84         02/15/2008        10,290,519

TOTAL CORPORATE BONDS & NOTES (COST $11,265,519)                                                                      11,265,519
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 0.75%
  12,240,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
              BANK OF AMERICA NA LOC) SS.+/-                                           5.33         11/01/2028        12,240,000
   7,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED) SS.+/-                                            5.32         12/01/2046         7,000,000
   9,300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, BANK OF AMERICA NA LOC) SS.+/-                                   5.32         06/01/2045         9,299,908
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $28,539,908)                                                                      28,539,908
                                                                                                                  --------------
EXTENDABLE BONDS - 13.36%
  18,500,000  ALLIED IRISH BANKS PLC+/-++                                              5.30         06/19/2008        18,500,000
  20,500,000  BANK OF IRELAND+/-++                                                     5.32         06/19/2008        20,500,000
  14,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.31         06/13/2008        14,000,000
  25,000,000  BES FINANCE LIMITED+/-++                                                 5.37         06/02/2008        25,000,000
  25,000,000  BNP PARIBAS SA+/-                                                        5.32         03/14/2008        25,000,000
  30,000,000  CAISSE NATIONALE+/-++                                                    5.33         06/02/2008        30,000,000
  29,000,000  DNB NOR BANK ASA+/-++                                                    5.32         06/25/2008        29,000,000
  38,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                         5.33         06/13/2008        38,000,292
  57,400,000  GENERAL ELECTRIC CAPITAL CORPORATION                                     5.45         07/09/2007        57,404,244
  40,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                               5.29         06/06/2008        40,000,000
  23,000,000  INTESA BANK (IRELAND) PLC+/-++                                           5.32         06/25/2008        23,000,000
  14,000,000  IRISH LIFE & PERMANENT PLC+/-++                                          5.34         06/20/2008        14,000,000
  17,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.30         06/17/2008        17,000,000
  29,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.33         06/23/2008        29,000,000
  15,000,000  MORGAN STANLEY+/-                                                        5.40         06/02/2008        15,000,000
  10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                         5.37         04/04/2008        10,000,000
   8,000,000  NORDEA BANK AB+/-++                                                      5.31         06/06/2008         8,000,000
  21,000,000  NORDEA BANK AB+/-++                                                      5.33         06/10/2008        21,000,000
  19,000,000  NORTHERN ROCK PLC+/-++                                                   5.43         04/08/2008        19,000,000
  15,000,000  NORTHERN ROCK PLC+/-++                                                   5.38         05/02/2008        15,000,000
  19,500,000  PARCS MASTER TRUST+/-++(I)                                               5.35         06/20/2007        19,500,000
   3,000,000  PREMIUM ASSET TRUST+/-++                                                 5.38         06/13/2008         3,000,000
  19,000,000  TOTTA (IRELAND) PLC+/-++                                                 5.32         06/06/2008        19,000,000

TOTAL EXTENDABLE BONDS (COST $509,904,536)                                                                           509,904,536
                                                                                                                  --------------
MEDIUM TERM NOTES - 9.03%
  12,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                       5.38         11/14/2007        12,002,667
   9,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.31         12/10/2007         9,000,000
   8,000,000  CHEYNE FINANCE LLC+/-++                                                  5.32         07/16/2007         7,999,758
  17,000,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                              5.72         09/08/2007        17,017,806
   7,000,000  KESTREL FUNDING US LLC+/-++                                              5.32         09/21/2007         6,999,579
   8,250,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.39         07/19/2007         8,251,019
   9,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         07/10/2007         8,999,811
  27,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         01/04/2008        26,996,884
  12,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         01/07/2008        11,998,572
  13,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.36         03/20/2008        13,003,081
  10,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         04/02/2008         9,997,567

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MEDIUM TERM NOTES (continued)
$  9,000,000  LIQUID FUNDING LIMITED+/-++                                              5.33%        04/18/2008    $    8,999,195
   9,000,000  MONUMENT GLOBAL FUNDING II+/-++                                          5.33         12/20/2007         9,000,000
  16,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                         5.46         02/01/2008        16,013,652
  20,000,000  NORTHERN ROCK PLC+/-++                                                   5.48         10/19/2007        20,010,841
  19,000,000  PYXIS MASTER 2007-1+/-++(I)                                              5.34         12/20/2007        19,000,000
  22,000,000  PYXIS MASTER TRUST 2007-3+/-++(I)                                        5.37         08/27/2007        22,000,000
   7,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.31         06/18/2007         6,999,965
  12,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.32         10/12/2007        11,999,355
  25,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.32         01/18/2008        24,996,890
  14,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.31         03/25/2008        13,998,309
  14,000,000  SEDNA FINANCE INCORPORATED++                                             5.35         05/29/2008        14,000,000
   7,400,000  VETRA FINANCE INCORPORATED+/-++                                          5.32         12/06/2007         7,399,619
   8,000,000  ZELA FINANCE INCORPORATED+/-++                                           5.31         12/07/2007         7,999,585
  30,000,000  ZELA FINANCE INCORPORATED+/-++                                           5.33         01/25/2008        29,998,044

TOTAL MEDIUM TERM NOTES (COST $344,682,199)                                                                          344,682,199
                                                                                                                  --------------
PROMISSORY NOTES - 0.66%
  25,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++(I)                                 5.38         01/28/2008        25,000,000

TOTAL PROMISSORY NOTES (COST $25,000,000)                                                                             25,000,000
                                                                                                                  --------------
SECURED MASTER NOTES AGREEMENT - 4.03%
  42,300,000  BANK OF AMERICA SECURITIESSS.+/- (E)                                     5.37                 --        42,300,000
  24,000,000  BEAR STEARNS COMPANIES INCORPORATEDSS.+/- (E)                            5.43                 --        24,000,000
  87,400,000  CITIGROUP GLOBALSS.+/- (E)                                               5.38                 --        87,400,000

TOTAL SECURED MASTER NOTES AGREEMENT (COST $153,700,000)                                                             153,700,000
                                                                                                                  --------------
TIME DEPOSITS - 14.76%
  16,000,000  ALLIED IRISH BANKS PLC                                                   5.29         06/06/2007        16,000,000
  28,000,000  BNP PARIBAS (PARIS)                                                      5.28         06/07/2007        28,000,000
  26,000,000  DEXIA BANK (GRAND CAYMAN)                                                5.29         06/07/2007        26,000,000
  80,000,000  DEXIA BANK SA (BRUSSELS)                                                 5.28         06/05/2007        80,000,000
 101,000,000  ING BANK NV (AMSTERDAM)                                                  5.33         06/01/2007       101,000,000
  41,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.27         06/01/2007        41,000,000
  80,000,000  NATIXIS                                                                  5.32         06/01/2007        80,000,000
  55,000,000  RABOBANK NED (CAYMAN ISLANDS)                                            5.28         06/01/2007        55,000,000
  16,000,000  SKANDINAV ENSKILDA BANK                                                  5.27         06/01/2007        16,000,000
  41,000,000  SKANDINAV ENSKILDA BANK                                                  5.28         06/06/2007        41,000,000
  30,000,000  SOCIETE GENERALE (CANADA)                                                5.29         06/07/2007        30,000,000
  24,000,000  SOCIETE GENERALE (CAYMAN ISLANDS)                                        5.28         06/06/2007        24,000,000
  25,000,000  UBS AG (CAYMAN ISLANDS)                                                  5.31         06/01/2007        25,000,000

TOTAL TIME DEPOSITS (COST $563,000,000)                                                                              563,000,000
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 9.91%
  78,059,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $78,070,514)                       5.31         06/01/2007        78,059,000
  99,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $99,014,630)                       5.32         06/01/2007        99,000,000
  74,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $74,010,936)                       5.32         06/01/2007        74,000,000
  68,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $68,010,049)                       5.32         06/01/2007        68,000,000
  59,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $59,008,735)                                  5.33         06/01/2007        59,000,000

TOTAL REPURCHASE AGREEMENTS (COST $378,059,000)                                                                      378,059,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                      VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $3,825,326,718)*                                   100.26%                                                  $3,825,326,718

OTHER ASSETS AND LIABILITIES, NET                         (0.26)                                                      (9,804,594)
                                                         ------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $3,815,522,124
                                                         ------                                                   --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE  MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.72%
$  3,000,000  ARKLE MASTER ISSUER PLC+/-++                                                5.30%      11/19/2007    $     3,000,000
   1,166,888  FORD CREDIT AUTO OWNER TRUST++                                              5.36       12/15/2007          1,166,888
   3,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+/-++                            5.42       04/11/2008          3,000,000
     506,269  USAA AUTO OWNER TRUST                                                       5.34       12/13/2007            506,269

TOTAL ASSET BACKED SECURITIES (COST $7,673,157)                                                                          7,673,157
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT - 1.59%
   5,750,000  DEUTSCHE BANK (NEW YORK)                                                    5.35       08/08/2007          5,750,000
   6,000,000  NATIXIS+/-                                                                  5.40       03/06/2008          6,000,000
   5,250,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                        5.27       04/03/2008          5,248,902

TOTAL CERTIFICATES OF DEPOSIT (COST $16,998,902)                                                                        16,998,902
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.41%
   2,500,000  CARLYLE CAPITAL INVESTMENT LIMITED+/-++                                     5.40       05/08/2008          2,499,766
   1,881,780  PARAGON MORTGAGES PLC+/-++                                                  5.31       06/15/2007          1,881,780

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,381,546)                                                              4,381,546
                                                                                                                   ---------------
COMMERCIAL PAPER - 36.42%
   9,000,000  ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                 5.17       11/16/2007          8,782,860
   5,000,000  ATOMIUM FUNDING CORPORATION++                                               5.25       06/19/2007          4,986,875
  15,000,000  ATOMIUM FUNDING CORPORATION++                                               5.25       07/24/2007         14,884,062
   1,000,000  BARTON CAPITAL LLC++                                                        5.28       06/01/2007          1,000,000
   5,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                      5.30       10/19/2007          5,000,000
  14,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                            5.25       08/09/2007         13,859,125
   6,606,000  CEDAR SPRINGS CAPITAL COMPANY++                                             5.25       06/18/2007          6,589,623
  10,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                             5.25       07/19/2007          9,930,000
   8,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                             5.26       08/14/2007          7,913,502
   2,000,000  CHEYNE FINANCE LLC++                                                        5.21       07/19/2007          1,986,107
   7,000,000  CHEYNE FINANCE LLC++                                                        5.23       09/06/2007          6,901,356
   5,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++                                         5.28       06/05/2007          4,997,067
   7,000,000  CONCORD MINUTEMAN CAPITAL COMPANY+/-                                        5.31       06/09/2008          7,000,000
   4,000,000  CROWN POINT CAPITAL COMPANY++                                               5.28       06/07/2007          3,996,480
  15,000,000  CROWN POINT CAPITAL COMPANY++                                               5.23       08/21/2007         14,823,488
   3,000,000  CROWN POINT CAPITAL COMPANY+/-                                              5.30       12/14/2007          2,999,524
   5,000,000  FCAR OWNER TRUST SERIES I                                                   5.21       07/27/2007          4,959,478
  13,000,000  FIVE FINANCE INCORPORATED++                                                 5.24       06/20/2007         12,964,048
   5,000,000  FIVE FINANCE INCORPORATED++                                                 5.25       06/29/2007          4,979,583
   3,000,000  FIVE FINANCE INCORPORATED++                                                 5.24       07/06/2007          2,984,717
  14,750,000  GEMINI SECURITIZATION LLC++                                                 5.25       07/26/2007         14,631,805
   6,000,000  GRAMPIAN FUNDING LLC++                                                      5.22       08/16/2007          5,933,943
  10,740,000  HARRIER FINANCE FUNDING LLC++                                               5.22       07/17/2007         10,668,364
  11,831,000  HUDSON-THAMES LLC++                                                         5.24       06/11/2007         11,813,779
   3,000,000  HUDSON-THAMES LLC++                                                         5.22       07/05/2007          2,985,210
   5,000,000  HUDSON-THAMES LLC++                                                         5.24       08/22/2007          4,940,322
   5,273,000  HUDSON-THAMES LLC++                                                         5.19       11/15/2007          5,146,170
   2,000,000  IRISH LIFE & PERMANENT PLC++                                                5.20       07/19/2007          1,986,133
   5,000,000  IRISH LIFE & PERMANENT PLC++                                                5.20       07/23/2007          4,962,444
  11,000,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++                                5.17       11/19/2007         10,729,867
  16,000,000  KESTREL FUNDING US LLC++                                                    5.18       11/13/2007         15,620,133
  25,000,000  KLIO III FUNDING CORPORATION++                                              5.25       07/19/2007         24,825,000
   8,000,000  NEWPORT FUNDING CORPORATION++                                               5.25       07/16/2007          7,947,500
   3,000,000  NORTH SEA FUNDING LLC++                                                     5.24       06/15/2007          2,993,887
  15,000,000  PERRY GLOBAL FUNDING LLC++                                                  5.21       07/18/2007         14,897,971
  10,000,000  PRUDENTIAL PLC++                                                            5.23       06/04/2007          9,995,642
   2,000,000  REGENCY MARKETS #1 LLC                                                      5.28       06/01/2007          2,000,000
   2,000,000  REGENCY MARKETS #1 LLC                                                      5.29       06/01/2007          2,000,000
   1,000,000  SHEFFIELD RECEIVABLES++                                                     5.27       06/01/2007          1,000,000
  15,000,000  SIMBA FUNDING CORPORATION                                                   5.23       06/05/2007         14,991,283
  10,000,000  STANFIELD VICTORIA FUNDING LLC++                                            5.21       07/24/2007          9,923,297

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE  MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$  5,000,000  STANFIELD VICTORIA FUNDING LLC++                                            5.25%      08/13/2007    $     4,946,771
   5,000,000  SWEDBANK MORTGAGE AB                                                        5.22       08/10/2007          4,949,250
  27,000,000  TASMAN FUNDING INCORPORATED++                                               5.26       06/29/2007         26,889,540
   2,000,000  THUNDER BAY FUNDING LLC++                                                   5.27       06/01/2007          2,000,000
   7,000,000  VETRA FINANCE INCORPORATED++                                                5.24       06/13/2007          6,987,773
   4,258,000  WHISTLEJACKET CAPITAL LIMITED++                                             5.25       07/26/2007          4,223,847
  14,915,000  WHISTLEJACKET CAPITAL LIMITED++                                             5.25       08/14/2007         14,754,042
   4,000,000  WHITE PINE FINANCE LLC++                                                    5.25       08/16/2007          3,955,667

TOTAL COMMERCIAL PAPER (COST $390,237,535)                                                                             390,237,535
                                                                                                                   ---------------
CORPORATE BONDS & NOTES - 0.26%
   2,805,000  HSBC FINANCE CORPORATION                                                    5.84       02/15/2008          2,814,715

TOTAL CORPORATE BONDS & NOTES (COST $2,814,715)                                                                          2,814,715
                                                                                                                   ---------------
EXTENDABLE BONDS - 18.20%
   5,500,000  ALLIED IRISH BANKS PLC+/-++                                                 5.30       06/18/2008          5,500,000
  15,000,000  BANK OF IRELAND+/-++                                                        5.32       06/19/2008         15,000,000
   5,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                      5.31       06/13/2008          5,000,000
   6,000,000  BES FINANCE LIMITED+/-++                                                    5.37       06/02/2008          6,000,000
   7,000,000  CAISSE NATIONALE+/-++                                                       5.33       06/02/2008          7,000,000
  11,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                            5.33       06/13/2008         11,000,095
   5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     5.45       07/09/2007          5,000,000
  15,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                                5.43       06/06/2008         15,000,000
   4,000,000  INTESA BANK (IRELAND) PLC+/-++                                              5.32       06/25/2008          4,000,000
  15,000,000  IRISH LIFE & PERMANENT PLC+/-++                                             5.34       06/20/2008         15,000,000
   5,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                     5.30       06/17/2008          5,000,000
   7,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                     5.32       06/23/2008          7,000,000
  15,000,000  MORGAN STANLEY+/-                                                           5.40       06/02/2008         15,000,000
  15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                            5.37       04/04/2008         15,000,000
  15,000,000  NORDEA BANK AB+/-++                                                         5.33       06/10/2008         15,000,000
  15,000,000  NORTHERN ROCK PLC+/-++                                                      5.43       04/08/2008         15,000,000
  15,000,000  NORTHERN ROCK PLC+/-++                                                      5.38       05/02/2008         15,000,000
   7,000,000  PARCS MASTER TRUST+/-++(I)                                                  5.35       06/20/2007          7,000,000
   6,500,000  PREMIUM ASSET TRUST+/-++                                                    5.38       06/13/2008          6,500,000
   6,000,000  TOTTA (IRELAND) PLC+/-++                                                    5.32       06/06/2008          6,000,000

TOTAL EXTENDABLE BONDS (COST $195,000,095)                                                                             195,000,095
                                                                                                                   ---------------
MEDIUM TERM NOTES - 5.31%
   2,000,000  KESTREL FUNDING US LLC+/-++                                                 5.32       09/21/2007          1,999,880
   5,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                    5.39       07/19/2007          5,000,617
   7,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                    5.35       06/27/2008          7,000,000
   3,000,000  LIBERTY LIGHT US CAPITAL+/-++                                               5.31       04/02/2008          2,999,270
   5,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                            5.46       02/01/2008          5,004,266
  12,000,000  PYXIS MASTER TRUST 2007-3+/-++(I)                                           5.37       08/27/2007         12,000,000
   5,000,000  SEDNA FINANCE INCORPORATED+/-++                                             5.32       01/18/2008          4,999,378
   8,000,000  SEDNA FINANCE INCORPORATED++                                                5.35       05/29/2008          8,000,000
   2,400,000  VETRA FINANCE INCORPORATED+/-++                                             5.32       12/06/2007          2,399,876
   2,500,000  ZELA FINANCE INCORPORATED+/-++                                              5.31       12/07/2007          2,499,870
   5,000,000  ZELA FINANCE INCORPORATED+/-++                                              5.33       01/25/2008          4,999,674

TOTAL MEDIUM TERM NOTES (COST $56,902,831)                                                                              56,902,831
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES - 1.09%
   7,195,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK
              OF AMERICA NA LOC) SS.+/-                                                   5.33       11/01/2028          7,195,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE  MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES (continued)
$  2,500,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED) SS.+/-                                               5.32%      12/01/2046    $     2,500,000
   2,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, BANK OF AMERICA NA LOC) SS.+/-                                      5.32       06/01/2045          1,999,980

TOTAL MUNICIPAL BONDS & NOTES (COST $11,694,980)                                                                        11,694,980
                                                                                                                   ---------------
PROMISSORY NOTES - 0.93%
  10,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-(I)                                      5.38       01/28/2008         10,000,000

TOTAL PROMISSORY NOTES (COST $10,000,000)                                                                               10,000,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS - 15.85%
  29,777,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $29,781,400)                          5.32       06/01/2007         29,777,000
  25,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $25,003,694)                          5.32       06/01/2007         25,000,000
  70,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $70,010,325)                          5.31       06/01/2007         70,000,000
  19,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $19,002,808)                                     5.32       06/01/2007         19,000,000
  11,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $11,001,626)                                     5.32       06/01/2007         11,000,000
  15,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $15,002,221)                                     5.33       06/01/2007         15,000,000

TOTAL REPURCHASE AGREEMENTS (COST $169,777,000)                                                                        169,777,000
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENTS - 4.19%
  12,700,000  BANK OF AMERICA SECURITIESSS.+/- (E)                                        5.37               --         12,700,000
   6,000,000  BEAR STEARNS COMPANIES INCORPORATEDSS.+/- (E)                               5.43               --          6,000,000
  26,200,000  CITIGROUP GLOBALSS.+/- (E)                                                  5.38               --         26,200,000

TOTAL PROMISSORY NOTES (COST $44,900,000)                                                                               44,900,000
                                                                                                                   ---------------
TIME DEPOSITS - 15.96%
   4,000,000  ALLIED IRISH BANKS PLC                                                      5.29       06/06/2007          4,000,000
   7,000,000  BNP PARIBAS (PARIS)                                                         5.28       06/07/2007          7,000,000
   7,000,000  DEXIA BANK (GRAND CAYMAN)                                                   5.29       06/07/2007          7,000,000
  20,000,000  DEXIA BANK SA (BRUSSELS)                                                    5.28       06/05/2007         20,000,000
  25,000,000  ING BANK NV (AMSTERDAM)                                                     5.33       06/01/2007         25,000,000
  10,000,000  IXIS CORPORATION & INVESTMENT BANK                                          5.27       06/01/2007         10,000,000
  20,000,000  NATIXIS                                                                     5.32       06/01/2007         20,000,000
  25,000,000  RABOBANK NED (CAYMAN ISLANDS)                                               5.28       06/01/2007         25,000,000
   4,000,000  SKANDINAV ENSKILDA BANK                                                     5.27       06/01/2007          4,000,000
  10,000,000  SKANDINAV ENSKILDA BANK                                                     5.28       06/06/2007         10,000,000
   8,000,000  SOCIETE GENERALE (CANADA)                                                   5.29       06/07/2007          8,000,000
   6,000,000  SOCIETE GENERALE (CAYMAN ISLANDS)                                           5.28       06/06/2007          6,000,000
  25,000,000  UBS AG (CAYMAN ISLANDS)                                                     5.31       06/01/2007         25,000,000

TOTAL TIME DEPOSITS (COST $171,000,000)                                                                                171,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,081,380,761)*                                      100.93%                                                $ 1,081,380,761

OTHER ASSETS AND LIABILITIES, NET                            (0.93)                                                     (9,988,049)
                                                            ------                                                 ---------------

TOTAL NET ASSETS                                            100.00%                                                $ 1,071,392,712
                                                            ------                                                 ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

(I)   ILLIQUID SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.71%
$  8,000,000  ARKLE MASTER ISSUER PLC+/-++                                             5.30%        11/19/2007    $    8,000,000
   3,033,910  FORD CREDIT AUTO OWNER TRUST++                                           5.36         12/15/2007         3,033,910
   7,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+/-++                         5.42         04/11/2008         7,000,000
   1,518,805  USAA AUTO OWNER TRUST                                                    5.34         12/13/2007         1,518,805

TOTAL ASSET BACKED SECURITIES (COST $19,552,715)                                                                      19,552,715
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.05%
   8,000,000  CARLYLE CAPITAL INVESTMENT LIMITED+/-++                                  5.40         05/08/2008         7,999,252
  11,000,000  CARLYLE LOAN INVESTMENT LIMITED+/-++                                     5.40         04/11/2008        11,000,000
  37,635,600  PARAGON MORTGAGES PLC+/-++                                               5.31         06/15/2007        37,635,600

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $56,634,852)                                                          56,634,852
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT - 3.14%
   7,000,000  CALYON (NEW YORK) SERIES YCD+/-                                          5.28         09/13/2007         6,999,454
   9,000,000  CALYON (NEW YORK) SERIES YCD1+/-                                         5.32         06/20/2007         9,000,024
  10,500,000  CREDIT AGRICOLE INDO (NEW YORK) SERIES YCD+/-                            5.28         06/28/2007        10,499,683
  16,000,000  DEUTSCHE BANK (NEW YORK)                                                 5.35         08/08/2007        16,000,000
  15,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.32         07/09/2007        15,000,000
  15,000,000  NATIXIS+/-                                                               5.40         03/06/2008        15,000,000
  14,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                     5.27         04/03/2008        13,997,071

TOTAL CERTIFICATES OF DEPOSIT (COST $86,496,232)                                                                      86,496,232
                                                                                                                  --------------
COMMERCIAL PAPER - 39.97%
   3,000,000  APRECO LLC++                                                             5.22         07/16/2007         2,980,425
   5,000,000  AQUINAS FUNDING LLC++                                                    5.21         07/09/2007         4,972,503
  19,000,000  ATLANTIC ASSET SECURITY CORPORATION++                                    5.26         06/07/2007        18,983,343
  30,000,000  ATLANTIC ASSET SECURITY CORPORATION++                                    5.24         07/09/2007        29,834,067
  20,000,000  ATLAS CAPITAL FUNDING CORPORATION++                                      5.22         08/13/2007        19,788,503
  20,000,000  ATOMIUM FUNDING CORPORATION++                                            5.25         06/19/2007        19,947,500
   3,000,000  BARTON CAPITAL LLC++                                                     5.28         06/01/2007         3,000,000
  14,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.30         10/19/2007        14,000,000
  11,000,000  CAIRN HIGH GRADE FUNDING I LLC++                                         5.25         08/02/2007        10,900,542
  29,750,000  CAIRN HIGH GRADE I LLC++                                                 5.25         08/03/2007        29,476,672
  14,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         06/18/2007        13,965,292
  30,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         07/19/2007        29,790,000
   2,000,000  CEDAR SPRINGS CAPITAL COMPANY++                                          5.22         08/10/2007         1,979,700
  10,000,000  CHEYNE FINANCE LLC++                                                     5.24         06/08/2007         9,989,811
  10,000,000  CHEYNE FINANCE LLC++                                                     5.24         06/11/2007         9,985,444
   7,000,000  CHEYNE FINANCE LLC++                                                     5.21         07/19/2007         6,951,373
  16,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++                                      5.28         06/05/2007        15,990,613
  19,000,000  CONCORD MINUTEMAN CAPITAL COMPANY+/-                                     5.31         06/09/2008        19,000,000
  13,000,000  CROWN POINT CAPITAL COMPANY++                                            5.28         06/07/2007        12,988,560
  45,000,000  CROWN POINT CAPITAL COMPANY++                                            5.23         08/21/2007        44,470,463
   8,000,000  CROWN POINT CAPITAL COMPANY+/-                                           5.30         12/14/2007         7,998,730
  23,500,000  DEER VALLEY FUNDING LLC++                                                5.25         06/18/2007        23,441,740
  16,000,000  EUREKA SECURITIZATION++                                                  5.24         07/13/2007        15,902,280
  12,000,000  FCAR OWNER TRUST II                                                      5.21         07/20/2007        11,914,903
  25,000,000  FIVE FINANCE INCORPORATED++                                              5.24         06/20/2007        24,930,861
  14,500,000  FIVE FINANCE INCORPORATED++                                              5.25         06/29/2007        14,440,792
   8,000,000  FIVE FINANCE INCORPORATED++                                              5.24         07/06/2007         7,959,244
  10,000,000  FIVE FINANCE INCORPORATED++                                              5.24         07/30/2007         9,914,122
  25,000,000  GERMAN RESIDENTIAL FUNDING++                                             5.25         08/22/2007        24,701,042
  35,000,000  GRAMPIAN FUNDING LLC++                                                   5.22         08/16/2007        34,614,669
  29,750,000  HARRIER FINANCE FUNDING US LLC++                                         5.19         11/19/2007        29,016,588
  10,000,000  HIGH GRADE STRUCTURED CREDIT CDO++                                       5.29         07/19/2007         9,929,467
  10,000,000  HUDSON-THAMES LLC++                                                      5.19         10/15/2007         9,803,933
  15,000,000  HUDSON-THAMES LLC++                                                      5.18         10/30/2007        14,674,092
   8,088,000  IOWA STUDENT LOAN LIQUID COMPANY                                         5.28         06/13/2007         8,073,765
   8,000,000  IRISH LIFE & PERMANENT PLC++                                             5.20         07/19/2007         7,944,533

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$ 31,000,000  IRISH LIFE & PERMANENT PLC++                                             5.20%        07/23/2007    $   30,767,156
  25,000,000  K2 (USA) LLC++                                                           5.24         06/19/2007        24,934,500
  22,000,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++                             5.17         11/19/2007        21,459,735
  16,428,000  KLIO FUNDING CORPORATION++                                               5.25         07/24/2007        16,301,025
  14,024,000  KLIO II FUNDING CORPORATION++                                            5.26         07/10/2007        13,944,087
  30,000,000  KLIO II FUNDING CORPORATION++                                            5.25         07/23/2007        29,772,500
  35,000,000  KLIO III FUNDING CORPORATION++                                           5.27         06/22/2007        34,892,404
  34,340,000  KLIO III FUNDING CORPORATION++                                           5.25         07/19/2007        34,099,620
  26,000,000  LIBERTY HARBOUR CDO INCORPORATED SERIES 05-1++                           5.26         07/27/2007        25,787,262
  18,000,000  NATIONWIDE BUILDING SOCIETY++                                            5.25         07/11/2007        17,895,100
  25,000,000  NEWPORT FUNDING CORPORATION++                                            5.25         06/05/2007        24,985,417
   5,000,000  NORTHERN ROCK PLC++                                                      5.22         08/13/2007         4,947,075
  15,000,000  PERRY GLOBAL FUNDING LLC++                                               5.21         07/18/2007        14,897,971
  15,000,000  PERRY GLOBAL FUNDING LLC++                                               5.21         07/19/2007        14,895,800
  11,000,000  PRUDENTIAL PLC++                                                         5.22         08/14/2007        10,881,970
   5,000,000  REGENCY MARKETS #1 LLC++                                                 5.28         06/01/2007         5,000,000
   5,000,000  REGENCY MARKETS #1 LLC++                                                 5.29         06/01/2007         5,000,000
   5,000,000  SHEFFIELD RECEIVABLES++                                                  5.27         06/01/2007         5,000,000
  24,000,000  SIMBA FUNDING CORPORATION++                                              5.24         06/20/2007        23,933,627
  25,000,000  SIMBA FUNDING CORPORATION++                                              5.24         07/27/2007        24,796,222
  22,000,000  STANFIELD VICTORIA FUNDING++                                             5.23         07/20/2007        21,843,540
  12,000,000  STANFIELD VICTORIA FUNDING++                                             5.25         07/25/2007        11,905,500
  31,000,000  STANFIELD VICTORIA FUNDING LLC++                                         5.24         08/20/2007        30,639,022
  20,000,000  STANFIELD VICTORIA FUNDING LLC+/-                                        5.28         01/17/2008        19,997,500
   4,000,000  SWEDBANK MORTGAGE AB                                                     5.22         08/10/2007         3,959,400
   6,000,000  THUNDER BAY FUNDING LLC++                                                5.27         06/01/2007         6,000,000
  20,000,000  TIERRA ALTA FUNDING++                                                    5.25         06/13/2007        19,965,033
  10,701,000  WHISTLEJACKET CAPITAL LLC++                                              5.23         08/20/2007        10,576,631
   3,000,000  WHITE PINE FINANCE LLC++                                                 5.24         07/27/2007         2,975,547
  15,000,000  ZELA FINANCE INCORPORATED++                                              5.24         06/13/2007        14,973,800

TOTAL COMMERCIAL PAPER (COST $1,101,283,016)                                                                       1,101,283,016
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 0.29%
   7,955,000  HSBC FINANCE CORPORATION                                                 5.84         02/15/2008         7,982,553

TOTAL CORPORATE BONDS & NOTES (COST $7,982,553)                                                                        7,982,553
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 1.05%
  13,220,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
              BANK OF AMERICA NA LOC)+/-SS.                                            5.33         11/01/2028        13,220,000
   6,400,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HEFAR, AMBAC INSURED)+/-SS.                                           5.32         12/01/2046         6,400,000
   9,400,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                  5.32         06/01/2045         9,399,907

TOTAL MUNICIPAL BONDS & NOTES (COST $29,019,907)                                                                      29,019,907
                                                                                                                  --------------
EXTENDABLE BONDS - 17.26%
  13,700,000  ALLIED IRISH BANKS PLC+/-++                                              5.30         06/18/2008        13,700,000
  22,000,000  BANK OF IRELAND+/-++                                                     5.32         06/19/2008        22,000,000
  15,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.31         06/13/2008        15,000,000
  19,000,000  BES FINANCE LIMITED+/-++                                                 5.37         06/02/2008        19,000,000
  24,000,000  BNP PARIBAS SA+/-                                                        5.32         03/14/2008        24,000,000
  23,000,000  CAISSE NATIONALE+/-++                                                    5.33         06/02/2008        23,000,000
  20,000,000  COMMONWEALTH BANK (AUSTRIA)+/-++                                         5.32         06/23/2008        20,000,000
  31,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                         5.33         06/13/2008        31,000,173
  35,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                     5.45         07/09/2007        35,000,000
  35,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                               5.29         06/06/2008        35,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
EXTENDABLE BONDS (continued)
$ 30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                             5.43%        06/06/2008    $   30,000,000
  24,000,000  INTESA BANK (IRELAND) PLC+/-++                                           5.32         06/25/2008        24,000,000
  10,000,000  IRISH LIFE & PERMANENT PLC                                               5.34         05/21/2008        10,000,000
  18,000,000  IRISH LIFE & PERMANENT PLC++                                             5.34         06/20/2008        18,000,000
  12,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.30         06/17/2008        12,000,000
  30,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.32         06/23/2008        30,000,000
  10,000,000  MORGAN STANLEY+/-                                                        5.40         06/02/2008        10,000,000
  10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                         5.37         04/04/2008        10,000,000
  24,000,000  NORDEA BANK AB+/-++                                                      5.33         06/10/2008        24,000,000
  30,000,000  NORTHERN ROCK PLC+/-++                                                   5.43         04/08/2008        30,000,000
  10,000,000  NORTHERN ROCK PLC+/-++                                                   5.38         05/02/2008        10,000,000
  15,000,000  PARCS MASTER TRUST+/-++                                                  5.35         06/20/2007        15,000,000
  15,000,000  TOTTA IRELAND PLC+/-++                                                   5.32         06/06/2008        15,000,000

TOTAL EXTENDABLE BONDS (COST $475,700,173)                                                                           475,700,173
                                                                                                                  --------------
MEDIUM TERM NOTES - 7.37%
   8,000,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                  5.36         06/29/2007         8,000,234
  11,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                       5.38         11/14/2007        11,002,445
   9,000,000  CHEYNE FINANCE LLC+/-++                                                  5.32         07/16/2007         8,999,728
  15,000,000  CULLINAN FINANCE CORPORATION+/-++                                        5.31         01/04/2008        14,998,326
  18,750,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                              5.72         09/08/2007        18,769,639
   7,250,000  KESTREL FUNDING US LLC+/-++                                              5.32         09/21/2007         7,249,564
   8,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.39         07/19/2007         8,000,988
  18,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.35         06/27/2008        18,000,000
   9,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         07/10/2007         8,999,811
   7,000,000  LIBERTY LIGHT US CAPITAL+/-++                                            5.31         04/02/2008         6,998,297
  14,000,000  PYXIS MASTER TRUST 2007-1+/-++                                           5.34         12/20/2007        14,000,000
  18,000,000  PYXIS MASTER TRUST 2007-3+/-++                                           5.37         08/27/2007        18,000,000
   8,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.31         06/18/2007         7,999,961
  13,000,000  SEDNA FINANCE INCORPORATED+/-++                                          5.32         10/12/2007        12,999,301
  24,000,000  SEDNA FINANCE INCORPORATED++                                             5.35         05/29/2008        24,000,000
   7,000,000  VETRA FINANCE INCORPORATED+/-++                                          5.32         12/06/2007         6,999,639
   8,000,000  ZELA FINANCE INCORPORATED+/-++                                           5.31         12/07/2007         7,999,584

TOTAL MEDIUM TERM NOTES (COST $203,017,517)                                                                          203,017,517
                                                                                                                  --------------
PROMISSORY NOTES - 1.09%
  30,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                                    5.38         01/28/2008        30,000,000

TOTAL PROMISSORY NOTES (COST $30,000,000)                                                                             30,000,000
                                                                                                                  --------------
SECURED MASTER NOTE AGREEMENT - 4.20%
  31,800,000  BANK OF AMERICA SECURITIES+/-(E)                                         5.37                 --        31,800,000
  18,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-(E)                                5.43                 --        18,000,000
  65,900,000  CITIGROUP GLOBAL+/-                                                      5.38                 --        65,900,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $115,700,000)                                                              115,700,000
                                                                                                                  --------------
TIME DEPOSITS - 15.90%
  38,142,000  ABN AMRO BANK NV                                                         5.26         06/01/2007        38,142,000
  12,000,000  ALLIED IRISH BANKS PLC                                                   5.29         06/06/2007        12,000,000
  21,000,000  BNP PARIBAS (PARIS)                                                      5.28         06/07/2007        21,000,000
  20,000,000  DEXIA BANK (GRAND CAYMAN)                                                5.29         06/07/2007        20,000,000
  59,000,000  DEXIA BANK SA (BRUSSELS)                                                 5.28         06/05/2007        59,000,000
  77,000,000  ING BANK NV (AMSTERDAM)                                                  5.33         06/01/2007        77,000,000
  29,000,000  IXIS CORPORATION & INVESTMENT BANK                                       5.27         06/01/2007        29,000,000
  40,000,000  KBC BANK NV (BRUSSELS)                                                   5.27         06/01/2007        40,000,000
  61,000,000  NATIXIS                                                                  5.32         06/01/2007        61,000,000
  12,000,000  SKANDINAV ENSKILDA BANK                                                  5.27         06/01/2007        12,000,000
  29,000,000  SKANDINAV ENSKILDA BANK                                                  5.28         06/06/2007        29,000,000
  23,000,000  SOCIETE GENERALE (CANADA)                                                5.29         06/07/2007        23,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
TIME DEPOSITS (continued)
$ 17,000,000  SOCIETE GENERALE (CAYMAN ISLANDS)                                        5.28%        06/06/2007    $   17,000,000

TOTAL TIME DEPOSITS (COST $438,142,000)                                                                              438,142,000
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 7.88%
  75,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $75,011,083)                       5.32         06/01/2007        75,000,000
  56,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $56,008,276)                       5.32         06/01/2007        56,000,000
  41,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $41,006,059)                       5.32         06/01/2007        41,000,000
  45,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $45,006,663)                                  5.33         06/01/2007        45,000,000

TOTAL REPURCHASE AGREEMENTS (COST $217,000,000)                                                                      217,000,000
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,780,528,965)*                                   100.91%                                                  $2,780,528,965

OTHER ASSETS AND LIABILITIES, NET                         (0.91)                                                     (25,045,825)
                                                        -------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $2,755,483,140
                                                        -------                                                   --------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER - 7.44%
$  2,600,000  CHINO BASIN REGIONAL FINANCE AUTHORITY                                   3.67%        09/12/2007    $    2,600,000
   4,025,000  EAST BAY MUNICIPAL WATER SYSTEM                                          3.63         09/14/2007         4,025,000
   1,800,000  GOLDEN GATE BRIDGE SERIES A                                              3.52         06/07/2007         1,800,000
   1,500,000  GOLDEN GATE BRIDGE SERIES A                                              3.56         08/08/2007         1,500,000
   4,950,000  GOLDEN GATE BRIDGE SERIES B                                              3.55         08/23/2007         4,950,000
   1,785,000  RIVERSIDE COUNTY TEETER FINANCE                                          3.67         09/12/2007         1,785,000
   2,700,000  SACRAMENTO MUD                                                           3.55         08/23/2007         2,700,000
   1,420,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION                      3.62         10/11/2007         1,420,000
     530,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                3.55         06/06/2007           530,000
   1,450,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     3.57         06/13/2007         1,450,000
   3,460,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     3.57         06/13/2007         3,460,000
   2,950,000  UNIVERSITY OF CALIFORNIA                                                 3.65         09/13/2007         2,950,000
     850,000  UNIVERSITY OF CALIFORNIA                                                 3.65         10/05/2007           850,000
   4,080,000  UNIVERSITY OF CALIFORNIA                                                 3.65         10/11/2007         4,080,000

TOTAL COMMERCIAL PAPER (COST $34,100,000)                                                                             34,100,000
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 94.70%

CALIFORNIA - 85.32%
   3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-           3.79         07/15/2035         3,000,000
   3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC,
              FNMA INSURED)SS.+/-                                                      3.79         09/15/2032         3,100,000
   2,175,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-              3.77         03/15/2037         2,175,000
   2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
              CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA
              INSURED)SS.+/-                                                           3.79         05/15/2033         2,000,000
   2,680,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (PORT OAKLAND CA
              SERIES K) (OTHER REVENUE LOC, FGIC INSURED)SS.+/-++                      3.82         05/07/2008         2,680,000
   1,335,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.79         08/01/2013         1,335,000
   2,400,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
              SERIES A (HOUSING REVENUE LOC)SS.+/-                                     3.68         09/15/2033         2,400,000
   3,300,000  ALAMEDA COUNTY CA IDA CARAVAN TRADING COMPANY (INDUSTRIAL
              DEVELOPMENT REVENUE, COMERCIA BANK CA LOC)SS.+/-                         3.86         04/01/2014         3,300,000
   2,000,000  ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION
              CTFS PARTICIPATION REFINANCING PROJECT LEASE REVENUE (LEASE
              REVENUE, KBC BANK NV LOC)SS.+/-                                          3.66         09/01/2019         2,000,000
   1,290,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
              (PROPERTY TAX REVENUE LOC)SS.+/-                                         3.78         08/01/2012         1,290,000
     350,000  AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA
              INSURED)SS.+/-                                                           3.69         07/15/2015           350,000
   5,250,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
              PROJECT SERIES A (IDR LOC)SS.+/-                                         3.77         12/01/2028         5,250,000
  10,290,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                              3.75         09/01/2025        10,290,000
     500,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                              3.75         09/01/2025           500,000
     290,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
              CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                    3.79         10/01/2020           290,000
   2,900,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
              FORTIS BANQUE LOC)SS.+/-                                                 3.90         02/01/2041         2,900,000
   2,445,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
              BANK LOC)SS.+/-                                                          3.77         02/01/2037         2,445,000
   2,840,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
              REVENUE LOC)SS.+/-                                                       3.77         08/01/2036         2,840,000
     865,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
              FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT
              REVENUE, COMERICA BANK CA LOC)SS.+/-                                     3.81         09/01/2024           865,000
   3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
              FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
              REVENUE, MELLON BANK NA LOC)SS.+/-                                       3.69         09/01/2036         3,000,000
   3,080,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                     3.82         11/01/2026         3,080,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$  5,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)SS.+/-        3.80%        09/01/2017    $    5,000,000
   2,050,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK
              ONE CHICAGO NA LOC)SS.+/-                                                3.82         11/01/2026         2,050,000
   3,785,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO
              SCHOOL DISTRICTS)                                                        4.50         07/06/2007         3,788,506
   2,380,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-         3.68         07/01/2035         2,380,000
  15,775,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES C7 FSA
              INSURED (WATER REVENUE LOC)SS.+/-                                        3.74         05/01/2022        15,775,000
   5,480,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
              REVENUE)SS.+/-                                                           3.80         05/01/2022         5,480,000
  10,005,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
              REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                                  3.70         05/01/2022        10,005,000
   5,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
              REVENUE LOC)SS.+/-                                                       3.75         05/01/2022         5,000,000
   3,000,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE,
              BANK OF NEW YORK LOC)SS.+/-                                              3.68         05/01/2022         3,000,000
     725,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER
              REVENUE, BANK OF NEW YORK LOC)SS.+/-                                     3.80         05/01/2021           725,000
   7,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER
              REVENUE, BANK OF AMERICA LOC)SS.+/-                                      3.80         05/01/2022         7,000,000
     600,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
              REVENUE)SS.+/-                                                           3.70         05/01/2011           600,000
   5,365,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
              REVENUE)SS.+/-                                                           3.74         05/01/2018         5,365,000
   5,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.70         05/01/2017         5,000,000
   1,500,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
              REVENUE)SS.+/-                                                           3.63         05/01/2017         1,500,000
   1,385,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C4 (SALES
              TAX REVENUE LOC)SS.+/-                                                   3.80         07/01/2023         1,385,000
   1,350,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX
              REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                     3.70         07/01/2023         1,350,000
   1,100,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY
              REVENUE, MBIA INSURED)SS.+/-                                             3.78         11/01/2023         1,100,000
   5,265,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
              (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.78         12/01/2019         5,265,000
  22,945,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
              OF AMERICA LOC)SS.+/-                                                    3.68         05/01/2040        22,945,000
   1,970,000  CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                          3.81         12/01/2029         1,970,000
   3,000,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A9
              (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-                            3.68         05/01/2034         3,000,000
   7,780,000  CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE,
              ALLIED IRISH BANK PLC LOC)SS.+/-                                         3.68         10/01/2029         7,780,000
   1,195,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
              (MFHR, US BANK NA LOC)SS.+/-                                             3.90         11/01/2031         1,195,000
     720,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
              (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                              3.68         12/01/2036           720,000
   8,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                 3.81         01/20/2031         8,200,000
   1,000,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
              (HOUSING REVENUE LOC)SS.+/-                                              3.82         12/01/2011         1,000,000
   4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
              SERIES A COLLATERALIZED BY FHLB (MFHR LOC)SS.+/-                         4.08         02/01/2028         4,660,000
   3,800,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
              LOC)SS.+/-                                                               3.77         04/15/2035         3,800,000
   2,500,000  CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q
              (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                                 3.78         10/01/2038         2,500,000
   1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC,
              FNMA INSURED)SS.+/-                                                      3.77         10/15/2026         1,755,000
   1,230,000  CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)SS.+/-            3.79         10/01/2041         1,230,000
   2,300,000  COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
              (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-          3.72         09/01/2036         2,300,000
   1,300,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
              SERIES H (MFHR LOC, FNMA INSURED)SS.+/-                                  3.68         10/15/2029         1,300,000
   1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
              (MFHR LOC, FNMA INSURED)SS.+/-                                           3.68         11/15/2022         1,300,000
     460,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                        3.78         03/01/2011           460,000
   1,715,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                           3.79         08/01/2036         1,715,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$  2,350,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
              REVENUE LOC)SS.+/-                                                       3.63%        09/01/2025    $   2,350,000
   2,900,000  GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT (IDR LOC)+/-             4.00         09/01/2007        2,900,000
   2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                             3.68         12/01/2026        2,000,000
   4,725,000  LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE LOC)SS.+/-        3.67         07/01/2032        4,725,000
     990,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-            3.80         05/15/2017          990,000
   1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
              FGIC INSURED)SS.+/-                                                      3.81         05/15/2020        1,580,000
   8,890,000  LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
              (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.73         08/15/2021        8,890,000
   5,500,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
              BANK NA LOC)SS.+/-                                                       3.63         07/01/2035        5,500,000
   2,412,500  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-           3.78         06/01/2026        2,412,500
   2,385,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                        3.68         07/01/2035        2,385,000
   4,500,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)SS.+/-                                               3.70         07/01/2035        4,500,000
   4,350,000  LOS ANGELES CA SUBSERIES B3 (UTILITIES REVENUE)SS.+/-                    3.85         07/01/2034        4,350,000
   4,175,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                               4.50         06/29/2007        4,177,348
   2,170,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-            3.79         07/01/2025        2,170,000
  10,850,000  LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES D (SEWER REVENUE,
              XL CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                              3.69         06/01/2028       10,850,000
   5,000,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 BANK OF
              AMERICA LOC (POWER REVENUE LOC)SS.+/-                                    3.70         07/01/2034        5,000,000
   5,730,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
              APARTMENTS B (HOUSING REVENUE LOC)SS.+/-                                 3.71         06/01/2010        5,730,000
   2,530,000  MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
              PROJECT (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)SS.+/-                                                           3.83         10/01/2042        2,530,000
   5,075,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-                      3.66         07/01/2035        5,075,000
   1,230,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
              SERIES C (WATER REVENUE LOC)SS.+/-                                       3.67         07/01/2027        1,230,000
   3,995,000  MORELAND CA SCHOOL DISTRICT SERIES 1758 (PROPERTY TAX
              REVENUE, AMBAC INSURED)SS.+/-                                            3.81         02/01/2025        3,995,000
   2,555,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)SS.+/-            3.78         06/15/2012        2,555,000
   1,745,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
              PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)SS.+/-                  3.68         12/01/2029        1,745,000
   3,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    3.68         11/15/2028        3,000,000
      25,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES
              A (HOUSING REVENUE)SS.+/-                                                3.71         11/01/2009           25,000
   2,700,000  ORANGE COUNTY CA SANITATION DISTRICT COP PUTTERS SERIES 1839
              (SEWER REVENUE, MBIA INSURED)SS.+/-                                      3.78         02/15/2015        2,700,000
     640,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                           3.78         09/01/2026          640,000
   2,595,000  PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)SS.+/-                    3.83         09/01/2035        2,595,000
   3,040,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
              REVENUE LOC, FGIC INSURED)SS.+/-                                         3.78         11/01/2021        3,040,000
   3,380,000  POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                           3.78         02/01/2011        3,380,000
   8,305,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
              (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                            3.66         09/01/2014        8,305,000
   5,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT STARS STARS
              2007-035 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-           3.78         08/01/2031        5,000,000
   1,290,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
              INSURED)SS.+/-                                                           3.78         02/15/2011        1,290,000
   3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
              SERIES I (HOUSING REVENUE LOC)SS.+/-                                     3.77         05/15/2034        3,000,000
   1,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                           3.68         07/15/2029        1,000,000
   2,300,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
              PROJECT ISSUE A (MFHR, FHLMC INSURED)SS.+/-                              3.76         12/01/2022        2,300,000
     590,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
              SEWER REVENUE)SS.+/-                                                     3.79         12/01/2035          590,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (continued)
$  1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
              FNMA INSURED)SS.+/-                                                      3.68%        02/15/2027    $    1,500,000
   7,000,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER
              REVENUE)                                                                 4.50         07/27/2007         7,008,263
   1,740,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY
              TAX REVENUE)                                                             4.50         07/27/2007         1,742,004
   3,180,000  SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)SS.+/-                3.82         11/01/2026         3,180,000
   5,000,000  SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                 3.78         07/01/2011         5,000,000
   1,275,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
              REVENUE LOC)SS.+/-                                                       3.78         07/01/2022         1,275,000
   4,025,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                    4.50         07/24/2007         4,029,499
   1,993,500  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
              REVENUE, MBIA INSURED)SS.+/-                                             3.79         11/01/2010         1,993,500
   1,790,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION
              FOR CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER &
              SEWER REVENUE LOC)SS.+/-                                                 3.81         10/01/2022         1,790,000
     675,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                             3.79         06/15/2021           675,000
   1,240,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)SS.+/-               3.86         02/01/2038         1,240,000
   1,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                    3.75         08/01/2035         1,600,000
     300,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
              E (MFHR LOC, FGIC INSURED)SS.+/-                                         3.71         11/15/2017           300,000
   1,880,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                             3.78         08/01/2025         1,880,000
   6,875,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
              FGIC INSURED)SS.+/-                                                      3.83         11/01/2035         6,875,000
   6,200,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
              REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)SS.+/-               3.67         07/01/2019         6,200,000
   1,895,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
              FACILITIES REVENUE LOC)SS.+/-                                            3.83         12/01/2032         1,895,000
   1,900,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
              LOC)SS.+/-                                                               3.83         07/01/2033         1,900,000
     800,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HEALTHCARE FACILITIES
              REVENUE, US BANK NA LOC)SS.+/-                                           3.83         12/01/2032           800,000
   3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
              REVENUE LOC)SS.+/-                                                       3.68         07/15/2029         3,200,000
   1,995,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC, MBIA
              INSURED)SS.+/-                                                           3.78         09/01/2022         1,995,000
   4,100,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                            4.50         07/02/2007         4,102,685
   1,765,000  VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
              INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      3.78         12/01/2019         1,765,000

                                                                                                                     391,139,305
                                                                                                                  --------------
OTHER - 3.04%
   2,500,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A (OTHER
              REVENUE LOC)SS.+/-                                                       3.80         10/01/2034         2,500,000
     280,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (TOLL
              ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-                             3.80         07/01/2027           280,000
  11,165,000  PUTTABLE FLOATING OPTION TAX EXEMPT  RECEIPTS (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                      3.78         12/01/2035        11,165,000

                                                                                                                      13,945,000
                                                                                                                  --------------
PUERTO RICO - 6.34%
   7,835,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                             3.75         07/01/2029         7,835,000
  14,200,000  PUERTO RICO COMMONWEALTH TRAN (OTHER REVENUE)                            4.50         07/30/2007        14,218,264
   7,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1833T (POWER
              REVENUE, MBIA INSURED)SS.+/-                                             3.78         01/01/2017         7,000,000

                                                                                                                      29,053,264
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $434,137,569)                                                                    434,137,569
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $468,237,569)*                                                                   102.14%                    $  468,237,569

OTHER ASSETS AND LIABILITIES, NET                                                       (2.14)                        (9,804,760)
                                                                                       ------                     --------------

TOTAL NET ASSETS                                                                       100.00%                    $  458,432,809
                                                                                       ------                     --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER - 8.95%
$  1,165,000  BURKE COUNTY POLLUTION CONTROL SERIES 6B-1                               3.68%        08/23/2007    $    1,165,000
   1,400,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                    3.65         06/20/2007         1,400,000
   1,450,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                    3.72         09/13/2007         1,450,000
     750,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                    3.74         09/13/2007           750,000
     388,000  JOHNS HOPKINS UNIVERSITY SERIES B                                        3.74         09/12/2007           388,000
   2,200,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES EE          3.68         09/11/2007         2,200,000
   2,145,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES EE          3.62         09/12/2007         2,145,000
   1,440,000  NORTH CENTRAL TX HEALTH SERIES 1998                                      3.65         06/06/2007         1,440,000
   3,000,000  ROCHESTER MN HEALTH CARE SERIES 00-B                                     3.68         08/09/2007         3,000,000
   3,000,000  ROCHESTER MN HEALTH CARE SERIES 92-B                                     3.68         08/09/2007         3,000,000
   1,100,000  SAN ANTONIO ELECTRIC & GAS SERIES A                                      3.70         10/11/2007         1,100,000
   2,800,000  UNIVERSITY OF MINNESOTA                                                  3.72         06/01/2007         2,800,000
   1,500,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                      3.65         06/13/2007         1,500,000

TOTAL COMMERCIAL PAPER (COST $22,338,000)                                                                             22,338,000
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 97.28%

ALABAMA - 0.89%
     585,000  COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                     3.89         05/01/2022           585,000
   1,050,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
              SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
              REVENUE, REGIONS BANK LOC)SS.+/-                                         3.79         09/01/2024         1,050,000
     590,000  PELL CITY AL NOLAND HEALTH SERVICES (HCFR, ALLIED IRISH BANK
              PLC LOC)SS.+/-                                                           3.76         10/01/2025           590,000

                                                                                                                       2,225,000
                                                                                                                  --------------
ARIZONA - 4.28%
  10,000,000  ARIZONA BANNER HEALTH SERIES B (HCFR, FGIC INSURED)SS.+/-                3.83         01/01/2035        10,000,000
     670,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                           3.77         04/15/2030           670,000

                                                                                                                      10,670,000
                                                                                                                  --------------
CALIFORNIA - 0.04%
     100,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
              (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                 3.78         01/01/2012           100,000
                                                                                                                  --------------
COLORADO - 1.41%
   1,600,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-          3.95         11/01/2020         1,600,000
   1,905,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-          3.82         01/01/2025         1,905,000

                                                                                                                       3,505,000
                                                                                                                  --------------
DELAWARE - 1.59%
   3,175,000  DELAWARE TRANSPORTATION AUTHORITY (TRANSPORTATION REVENUE,
              MBIA INSURED)SS.+/-                                                      3.83         07/01/2025         3,175,000
     800,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
              WACHOVIA BANK LOC)SS.+/-                                                 3.78         07/01/2036           800,000

                                                                                                                       3,975,000
                                                                                                                  --------------
FLORIDA - 7.78%
     650,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
              (OTHER REVENUE, FNMA INSURED)SS.+/-                                      3.77         04/15/2036           650,000
   6,500,000  FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES REVENUE)SS.+/-              3.75         11/01/2026         6,500,000
   2,000,000  FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                                  3.77         12/01/2013         2,000,000
   2,000,000  FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING
              REVENUE, MBIA INSURED)SS.+/-                                             3.83         01/01/2016         2,000,000
     425,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
              (HCFR, WACHOVIA BANK LOC)SS.+/-                                          3.93         12/01/2014           425,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FLORIDA (continued)
$  3,900,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMUNITY HEALTH CARE
              FACILITIES SERIES B (HFFA REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-        3.82%        09/01/2023    $    3,900,000
   2,405,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
              BANK OF AMERICA NA LOC)SS.+/-                                            3.78         05/01/2027         2,405,000
     355,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
              (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-                   3.80         03/01/2027           355,000
   1,165,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
              UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                3.80         05/01/2025         1,165,000

                                                                                                                      19,400,000
                                                                                                                  --------------
GEORGIA - 0.49%
   1,230,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED & ADELE DAVIS
              (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                                 3.81         12/01/2019         1,230,000
                                                                                                                  --------------
ILLINOIS - 11.22%
   2,860,000  CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE FACILITIES
              REVENUE, US BANK NA LOC)SS.+/-                                           3.82         12/01/2023         2,860,000
   2,300,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)SS.+/-         3.80         01/01/2027         2,300,000
   2,175,000  COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                             3.82         11/15/2028         2,175,000
   3,585,000  DUPAGE COUNTY IL BENEDICTINE UNIVERSITY (COLLEGE & UNIVERSITY
              REVENUE, NATIONAL CITY BANK)SS.+/-                                       3.79         07/01/2024         3,585,000
     999,939  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
              STATES, TERRITORIES, FGIC INSURED)SS.+/-                                 3.83         02/01/2027           999,939
     910,000  ELMHURST IL REVENUE JOINT COMMISSION ACCREDITATION
              (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                3.81         07/01/2018           910,000
   2,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
              PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
              CORPORATION LOC)SS.+/-                                                   3.79         06/01/2035         2,000,000
   1,700,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
              REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                           3.79         02/01/2035         1,700,000
   2,515,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
              TRUST CORPORATION LOC)SS.+/-                                             3.86         03/01/2028         2,515,000
   1,800,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                           3.83         11/01/2012         1,800,000
   1,300,000  ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-                 3.84         05/01/2012         1,300,000
   3,495,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE &
              LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)SS.+/-                        3.82         01/01/2014         3,495,000
   2,350,000  WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
              (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                      3.79         12/01/2025         2,350,000

                                                                                                                      27,989,939
                                                                                                                  --------------
INDIANA - 8.58%
   3,314,000  CRAWFORDSVILLE INDUSTRIAL ECONOMIC DEVELOPMENT REVENUE AUTUMN
              WOODS APARTMENTS SERIES A (HOUSING REVENUE, FHLB INSURED)SS.+/-          3.81         01/01/2030         3,314,000
   2,500,000  DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
              CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-               3.82         07/15/2019         2,500,000
     400,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
              REVENUE, MBIA INSURED)SS.+/-                                             3.83         07/15/2012           400,000
   2,900,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              HARRISON COUNTY HOSPITAL PROJECT (HCFR, JPMORGAN CHASE BANK
              LOC)SS.+/-                                                               3.90         01/01/2032         2,900,000
   7,900,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH
              THIRD BANK LOC)SS.+/-                                                    3.90         02/15/2036         7,900,000
      65,000  INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL (HCFR
              LOC)SS.+/-                                                               3.77         01/01/2020            65,000
   1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
              SERIES A (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)SS.+/-           3.95         10/01/2032         1,245,000
     995,000  INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)SS.+/-             3.95         01/01/2035           995,000
   1,600,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
              MARY PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA
              NA LOC)SS.+/-                                                            3.86         02/15/2026         1,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
INDIANA (continued)
$    495,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
              UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
              FIFTH THIRD BANK LOC)SS.+/-                                              3.95%        10/01/2030    $      495,000
                                                                                                                      21,414,000
                                                                                                                  --------------
IOWA - 3.66%
     435,000  IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY FAMILY
              CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
              IRISH BANK PLC LOC)SS.+/-                                                3.95         03/01/2036           435,000
     400,000  IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES
              REVENUE LOC)SS.+/-                                                       3.95         06/01/2033           400,000
   1,285,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
              A (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                               3.80         06/01/2039         1,285,000
     300,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
              PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
              CORPORATION LOC)SS.+/-                                                   3.95         05/01/2029           300,000
   4,550,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE LORAS
              COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, LASALLE
              NATIONAL BANK NA LOC)SS.+/-                                              3.90         11/01/2030         4,550,000
     600,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
              (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                 3.90         04/01/2033           600,000
   1,540,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
              (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)                4.25         01/25/2008         1,546,495

                                                                                                                       9,116,495
                                                                                                                  --------------
LOUISIANA - 1.37%
   1,300,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
              PUTTABLE (IDR, BANQUE NATIONALE PARIS LOC)SS.+/-                         3.83         08/01/2007         1,300,000
   1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-             3.86         09/01/2033         1,110,000
   1,000,000  LOUISIANA STATE GAS & FUELS TAX (TAX REVENUE, FGIC INSURED)SS.+/-        3.83         05/01/2041         1,000,000

                                                                                                                       3,410,000
                                                                                                                  --------------
MASSACHUSETTS - 0.24%
     600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
              BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
              BANK LOC)SS.+/-                                                          3.78         06/01/2036           600,000
                                                                                                                  --------------
MICHIGAN - 4.90%
   3,175,000  DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                           3.82         01/01/2011         3,175,000
     450,000  EASTERN MICHIGAN UNIVERSITY SERIES A (COLLEGE & UNIVERSITY
              REVENUE, XLCA COMPANY INSURED)SS.+/-                                     3.90         06/01/2036           450,000
     900,000  GRAND RAPIDS MI ECONOMIC DEVELOPMENT CORPORATION CORNERSTONE
              UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY
              BANK)SS.+/-                                                              3.79         05/01/2034           900,000
     860,000  JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE
              MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                      3.78         06/01/2032           860,000
     900,000  MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA
              SCOTIA)                                                                  4.50         08/20/2007           901,560
   1,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
              HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)SS.+/-        3.79         01/01/2034         1,000,000
   3,760,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
              PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
              LOC)SS.+/-                                                               3.77         09/01/2022         3,760,000
   1,180,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
              OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                3.78         08/01/2020         1,180,000

                                                                                                                      12,226,560
                                                                                                                  --------------
MINNESOTA - 4.65%
   1,900,000  BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
              FIRSTAR BANK NA LOC)SS.+/-                                               3.95         12/01/2014         1,900,000
     100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
              INSURED)SS.+/-                                                           3.77         07/15/2030           100,000
   4,280,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
              YORK LOC)SS.+/-                                                          3.90         11/01/2035         4,280,000
     625,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                    3.77         12/01/2029           625,000
     735,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    3.77         05/15/2035           735,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (continued)
$  1,275,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
              PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                   3.82%        10/01/2031    $    1,275,000
   1,675,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                    3.82         01/01/2023         1,675,000
     690,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
              COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-               3.95         11/01/2022           690,000
     310,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
              REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                         3.95         03/01/2012           310,000

                                                                                                                      11,590,000
                                                                                                                  --------------
MISSISSIPPI - 1.60%
   4,000,000  JACKSON COUNTY MS POLLUTION CONTROL REVENUE CHEVRON U.S.A.
              INCORPORATED PROJECT (IDR LOC)SS.+/-                                     3.90         12/01/2016         4,000,000
                                                                                                                  --------------
MISSOURI - 2.09%
   1,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
              UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)SS.+/-++                        3.83         01/15/2015         1,000,000
     810,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
              INSURED)SS.+/-                                                           3.79         08/01/2035           810,000
   3,400,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
              FIFTH THIRD BANK LOC)SS.+/-                                              3.82         01/01/2030         3,400,000

                                                                                                                       5,210,000
                                                                                                                  --------------
NEBRASKA - 2.01%
   5,000,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
              PROJECT SERIES C (COLLEGE & UNIVERSITY REVENUE, FGIC
              INSURED)SS.+/-                                                           3.90         07/01/2035         5,000,000
                                                                                                                  --------------
NEVADA - 1.59%
   3,340,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
              FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
              LOC)SS.+/-                                                               3.77         01/01/2037         3,340,000
     300,000  CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.85         06/15/2021           300,000
     105,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
              YORK LOC)SS.+/-                                                          3.76         10/01/2035           105,000
     230,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)SS.+/-                                                           3.82         06/01/2020           230,000

                                                                                                                       3,975,000
                                                                                                                  --------------
NEW HAMPSHIRE - 2.91%
   1,600,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
              SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
              BANK PLC LOC)SS.+/-                                                      3.77         09/01/2036         1,600,000
     620,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
              CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE, ALLIED IRISH
              BANK PLC LOC)SS.+/-                                                      3.78         01/01/2037           620,000
   3,000,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY FRISBIE
              MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-           3.79         10/01/2036         3,000,000
   2,050,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
              SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                  3.81         01/01/2030         2,050,000

                                                                                                                       7,270,000
                                                                                                                  --------------
NEW MEXICO - 2.55%
   6,355,000  NEW MEXICO STATE TRAN (OTHER REVENUE)                                    4.50         06/29/2007         6,358,474
                                                                                                                  --------------
NEW YORK - 3.82%
   8,025,000  NEW YORK NY SUBSERIES I8 (PROPERTY TAX REVENUE, BANK OF
              AMERICA NA LOC)SS.+/-                                                    3.87         04/01/2036         8,025,000
   1,500,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
              IMPROVEMENT SERIES F-2A (HCFR, FIRST SECURITY BANK LOC)SS.+/-            3.77         02/15/2021         1,500,000

                                                                                                                       9,525,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
OHIO - 2.10%
$  2,335,000  FRANKLIN COUNTY OH FIRST COMMUNITY VILLAGE PROJECT (HFFA
              REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   3.78%        03/01/2036    $    2,335,000
   1,908,000  HAMILTON OH AFFORDABLE HOUSING SERIES B (HOUSING REVENUE,
              FHLB INSURED)SS.+/-                                                      3.82         01/01/2035         1,908,000
   1,000,000  OHIO STATE HIGHER EDUCATION AUTHORITY CLEVELAND INSTITUTE OF
              MUSIC PROJECT (EDUCATIONAL FACILITIES REVENUE, NATIONAL CITY
              BANK)SS.+/-                                                              3.79         05/01/2030         1,000,000

                                                                                                                       5,243,000
                                                                                                                  --------------
OKLAHOMA - 0.64%
   1,590,000  PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
              PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-            3.79         07/01/2032         1,590,000
                                                                                                                  --------------
OREGON - 0.26%
     655,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
              SERVICES LOC)SS.+/-                                                      3.84         05/01/2010           655,000
                                                                                                                  --------------
OTHER - 3.19%
   1,465,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20004001 CLASS A
              (UTILITIES REVENUE LOC, MBIA INSURED)SS.+/-                              3.83         01/01/2022         1,465,000
   2,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20004202 CLASS A (LEASE
              REVENUE LOC, AMBAC INSURED)SS.+/-                                        3.83         10/01/2027         2,000,000
   4,100,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20024301 CLASS A
              (PROPERTY TAX REVENUE LOC, PSFG INSURED)SS.+/-                           3.83         08/15/2020         4,100,000
     400,000  RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
              INSURED)SS.+/-                                                           3.82         11/01/2031           400,000

                                                                                                                       7,965,000
                                                                                                                  --------------
PENNSYLVANIA - 1.89%
   1,200,000  BEAVER COUNTY PA IDA POLLUTION CONTROL FIRST ENERGY
              GENERATION (IDR, BARCLAYS BANK PLC LOC)SS.+/-                            3.87         01/01/2035         1,200,000
     940,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
              TREASURY DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A2
              (HOSPITAL REVENUE, NATIONAL CITY BANK)SS.+/-                             3.79         06/01/2011           940,000
     450,000  PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                     3.78         07/01/2034           450,000
     830,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
              STUDENT HOUSING REVENUE SERIES A (OTHER REVENUE LOC)SS.+/-               3.79         11/01/2036           830,000
   1,300,000  PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
              (TRANSPORTATION REVENUE, AMBAC INSURED)SS.+/-                            3.76         12/01/2022         1,300,000

                                                                                                                       4,720,000
                                                                                                                  --------------
SOUTH CAROLINA - 2.32%
   2,800,000  CHARLESTON SC SERIES B (WATER & SEWER REVENUE, WACHOVIA BANK
              LOC)SS.+/-                                                               3.76         01/01/2035         2,800,000
   2,995,000  SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE,
              AMBAC INSURED)SS.+/-                                                     3.83         04/01/2012         2,995,000

                                                                                                                       5,795,000
                                                                                                                  --------------
SOUTH DAKOTA - 0.36%
     900,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              RAPID CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE,
              MBIA INSURED)SS.+/-                                                      3.90         09/01/2027           900,000
                                                                                                                  --------------
TENNESSEE - 2.31%
     800,000  MEMPHIS SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA
              PROJECTS (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                        3.83         10/01/2022           800,000
   1,960,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              DISTRICT ENERGY (OTHER REVENUE, AMBAC INSURED)SS.+/-                     3.82         10/01/2022         1,960,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
TENNESSEE (continued)
$  3,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
              FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-        3.76%        11/01/2027    $    3,000,000

                                                                                                                       5,760,000
                                                                                                                  --------------
TEXAS - 10.63%
   1,800,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                         3.83         02/01/2014         1,800,000
   1,000,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
              PROJECT (HOUSING REVENUE, FHLMC INSURED)SS.+/-                           3.77         09/01/2036         1,000,000
   3,360,000  COMAL TX INDEPENDENT SCHOOL DISTRICT P FLOATS PT 3917 (TAX
              REVENUE, MERRILL LYNCH CAPITAL SERVICES LOC)SS.+/-                       3.83         02/01/2034         3,360,000
     725,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
              SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-                 3.80         11/15/2030           725,000
   2,000,000  HOUSTON TX HOUSING FINANCE CORPORATION ROCS RR II R-850
              (HOUSING REVENUE, FHLMC INSURED)SS.+/-                                   3.83         05/01/2033         2,000,000
   1,100,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
              SOCIETE GENERALE LOC)SS.+/-                                              3.80         11/15/2029         1,100,000
   2,495,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
              INSURED)SS.+/-                                                           3.84         12/01/2023         2,495,000
   2,700,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
              COMPANY PROJECT (IDR, UBC AG LOC)SS.+/-                                  3.82         12/01/2009         2,700,000
   1,105,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
              (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                        3.83         11/01/2026         1,105,000
   3,635,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, DEXIA INSURED)SS.+/-                                            3.76         08/01/2037         3,635,000
   1,050,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-              3.75         05/15/2033         1,050,000
   5,525,000  TEXAS STATE TRAN (PROPERTY TAX REVENUE)                                  4.50         08/31/2007         5,533,979

                                                                                                                      26,503,979
                                                                                                                  --------------
VIRGINIA - 0.81%
   2,020,000  JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
              FNMA INSURED)SS.+/-                                                      3.77         11/15/2032         2,020,000
                                                                                                                  --------------
WASHINGTON - 1.26%
     420,000  EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
              LOC)SS.+/-                                                               3.81         12/01/2021           420,000
     255,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)SS.+/-                                                     3.76         07/01/2035           255,000
     875,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
              (HOSPITAL REVENUE LOC)SS.+/-                                             3.80         04/01/2018           875,000
   1,600,000  WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
              PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                  3.85         04/01/2034         1,600,000

                                                                                                                       3,150,000
                                                                                                                  --------------
WISCONSIN - 2.55%
     900,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REVENUE AURORA HEALTH CARE SERIES C (HEALTHCARE FACILITIES
              REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                                3.90         04/01/2028           900,000
   2,900,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REVENUE GUNDERSEN LUTHERAN SERIES A (HEALTHCARE FACILITIES
              REVENUE LOC)SS.+/-                                                       3.90         12/01/2015         2,900,000
   1,040,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REVENUE HOSPICE CARE HOLDINGS INCORPORATED (HEALTHCARE
              FACILITIES REVENUE LOC)SS.+/-                                            3.78         05/01/2030         1,040,000
     420,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REVENUE LUTHERAN COLLEGE PROJECT (COLLEGE & UNIVERSITY
              REVENUE, US BANK NA LOC)SS.+/-                                           3.95         09/01/2031           420,000
   1,100,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              REVENUE LUTHERAN COLLEGE PROJECT (COLLEGE & UNIVERSITY
              REVENUE, US BANK NA LOC)SS.+/-                                           3.95         06/01/2033         1,100,000

                                                                                                                       6,360,000
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
WYOMING - 1.29%
$  3,225,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
              (PCR, BARCLAYS BANK PLC LOC)SS.+/-                                       3.77%        07/01/2015    $    3,225,000
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $242,677,447)                                                                    242,677,447
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $265,015,447)*                                     106.23%                                                  $  265,015,447

OTHER ASSETS AND LIABILITIES, NET                         (6.23)                                                     (15,546,827)
                                                         ------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $  249,468,620
                                                         ------                                                   --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONEY MARKET FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund(s) portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                    VALUE
INVESTMENT COMPANIES - 99.24%

AFFILIATED BOND FUNDS - 19.72%
         251,118   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                             $  2,563,911
         301,948   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                      2,563,535
         188,258   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                              1,711,265

                                                                                                   6,838,711
                                                                                                ------------

AFFILIATED STOCK FUNDS - 79.52%
         353,530   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                       6,918,591
         303,814   WELLS FARGO ADVANTAGE COMMON STOCK FUND                                         6,911,760
         128,477   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                    3,434,202
         257,625   WELLS FARGO ADVANTAGE OVERSEAS FUND                                             3,441,867
         355,661   WELLS FARGO ADVANTAGE U.S. VALUE FUND                                           6,867,809

                                                                                                  27,574,229
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (COST $31,389,585)                                                     34,412,940
                                                                                                ------------

SHORT-TERM INVESTMENTS - 0.12%
          42,345   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                          42,345
                                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS (COST $42,345)                                                           42,345
                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $31,431,930)*                                       99.36%                                $ 34,455,285

OTHER ASSETS AND LIABILITIES, NET                          0.64                                      221,883
                                                         ------                                 ------------

TOTAL NET ASSETS                                         100.00%                                $ 34,677,168
                                                         ------                                 ------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                    VALUE
INVESTMENT COMPANIES - 98.66%

AFFILIATED BOND FUNDS - 58.89%
         309,250   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                             $  3,157,444
         372,087   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                      3,159,018
         231,797   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                              2,107,032

                                                                                                   8,423,494
                                                                                                ------------

AFFILIATED STOCK FUNDS - 39.77%
          72,927   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                       1,427,183
          62,694   WELLS FARGO ADVANTAGE COMMON STOCK FUND                                         1,426,294
          26,472   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                      707,598
          53,065   WELLS FARGO ADVANTAGE OVERSEAS FUND                                               708,954
          73,419   WELLS FARGO ADVANTAGE U.S. VALUE FUND                                           1,417,728

                                                                                                   5,687,757
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (COST $13,672,706)                                                     14,111,251
                                                                                                ------------

SHORT-TERM INVESTMENTS - 0.01%
             792   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                             792
                                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS (COST $792)                                                                 792
                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $13,673,498)*                                       98.67%                                $ 14,112,043

OTHER ASSETS AND LIABILITIES, NET                          1.33                                      190,698
                                                         ------                                 ------------

TOTAL NET ASSETS                                         100.00%                                $ 14,302,741
                                                         ------                                 ------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                    VALUE
INVESTMENT COMPANIES - 99.09%

AFFILIATED BOND FUNDS - 39.33%
         557,764   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                             $  5,694,773
         671,108   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                      5,697,707
         418,471   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                              3,803,899

                                                                                                  15,196,379
                                                                                                ------------

AFFILIATED STOCK FUNDS - 59.76%
         295,889   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                       5,790,554
         254,628   WELLS FARGO ADVANTAGE COMMON STOCK FUND                                         5,792,788
         107,506   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                    2,873,622
         215,374   WELLS FARGO ADVANTAGE OVERSEAS FUND                                             2,877,394
         297,920   WELLS FARGO ADVANTAGE U.S. VALUE FUND                                           5,752,843

                                                                                                  23,087,201
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (COST $35,965,583)                                                     38,283,580
                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,965,583)*                                       99.09%                                $ 38,283,580

OTHER ASSETS AND LIABILITIES, NET                          0.91                                      352,500
                                                         ------                                 ------------

TOTAL NET ASSETS                                         100.00%                                $ 38,636,080
                                                         ------                                 ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LIFE STAGE PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

      Dividend income and realized gain distributions from the underlying Funds are recognized on the ex-dividend date.

      Realized gain distributions from underlying Funds are treated as realized gains.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Target Today Fund, Wells Fargo Advantage Target 2010 Fund, Wells Fargo Advantage Target 2020 Fund, Wells Fargo Advantage Target 2030 Fund, Wells Fargo Advantage Outlook 2040 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: July 20, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Target Today Fund, Wells Fargo Advantage Target 2010 Fund, Wells Fargo Advantage Target 2020 Fund, Wells Fargo Advantage Target 2030 Fund, Wells Fargo Advantage Target 2040 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: July 20, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust


                             By:   /s/ Karla M. Rabusch


                                   Karla M. Rabusch
                                   President
                             Date: July 20, 2007


                             By:   /s/ Stephen W. Leonhardt


                                   Stephen W. Leonhardt
                                   Treasurer
                             Date:  July 20, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                             Wells Fargo Funds Trust



                             By:   /s/ Karla M. Rabusch

                                   Karla M. Rabusch
                                   President

                             Date: July 20, 2007


                             By:   /s/ Stephen W. Leonhardt

                                   Stephen W. Leonhardt
                                   Treasurer

                             Date: July 20, 2007